UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.56%
Actual		$ 1,000.00	$ 928.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Service Class	.66%
Actual		$ 1,000.00	$ 928.30	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2.81%
Actual		$ 1,000.00	$ 927.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2R	.81%
Actual		$ 1,000.00	$ 927.20	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class	.65%
Actual		$ 1,000.00	$ 927.80	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.7
Exxon Mobil Corp.	3.4	2.5
Wells Fargo & Co.	3.3	3.4
Bank of America Corp.	3.2	2.7
AT&T, Inc.	2.4	3.1
PNC Financial Services Group, Inc.	2.4	1.9
Chevron Corp.	2.3	2.8
Pfizer, Inc.	2.1	2.5
Verizon Communications, Inc.	1.9	1.6
Merck & Co., Inc.	1.7	1.7
	26.1
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	26.4
Energy	15.5	15.3
Consumer Discretionary	15.3	14.7
Industrials	10.4	10.1
Information Technology	7.5	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 97.3%		Stocks 97.8%
	Bonds 2.4%		Bonds 2.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets† 0.0%
* Foreign investments	11.9%	** Foreign investments	13.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.6%
Johnson Controls, Inc.	1,580,483	$ 42,467,578
Michelin CGDE Series B (d)	241,574	16,830,312
The Goodyear Tire & Rubber Co. (a)	2,128,700	21,159,278
		80,457,168
Automobiles - 1.4%
Bayerische Motoren Werke AG (BMW)	166,905	8,111,508
Daimler AG (Germany) (a)	304,125	15,373,518
Fiat SpA	928,477	9,536,562
Harley-Davidson, Inc.	1,437,350	31,952,291
Thor Industries, Inc.	209,500	4,975,625
Winnebago Industries, Inc. (a)	407,511	4,050,659
		74,000,163
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	155,414	3,577,630
H&R Block, Inc.	1,687,086	26,470,379
		30,048,009
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp. unit	85,200	31,948,296
Sands China Ltd.	4,370,400	6,459,570
		38,407,866
Household Durables - 2.5%
KB Home	295,900	3,254,900
Lennar Corp. Class A	603,166	8,390,039
Newell Rubbermaid, Inc.	1,898,820	27,798,725
Pulte Group, Inc. (a)	1,665,768	13,792,559
Stanley Black & Decker, Inc.	695,153	35,119,130
Techtronic Industries Co. Ltd.	2,760,500	2,150,976
Toll Brothers, Inc. (a)	170,987	2,797,347
Whirlpool Corp.	413,834	36,342,902
		129,646,578
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	844,241	8,864,531
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,013,757	12,601,000
Media - 2.7%
Belo Corp. Series A	952,224	5,418,155
Cablevision Systems Corp. - NY Group Class A	32,044	769,376
CC Media Holdings, Inc. Class A (a)	693,958	4,614,821
Comcast Corp. Class A	2,031,436	35,286,043
Informa PLC	1,340,858	7,082,087
Interpublic Group of Companies, Inc. (a)	1,023,300	7,296,129
The Walt Disney Co.	1,135,300	35,761,950
Time Warner, Inc.	1,338,383	38,692,653
Vivendi	307,933	6,257,586
		141,178,800

	Shares	Value
Multiline Retail - 1.7%
Kohl's Corp. (a)	597,124	$ 28,363,390
Macy's, Inc.	1,157,800	20,724,620
Target Corp.	790,200	38,854,134
Tuesday Morning Corp. (a)	508,423	2,028,608
		89,970,752
Specialty Retail - 2.2%
Home Depot, Inc.	2,038,900	57,231,923
Lowe's Companies, Inc.	973,978	19,888,631
OfficeMax, Inc. (a)	429,700	5,611,882
RadioShack Corp.	569,500	11,110,945
Staples, Inc.	986,045	18,784,157
		112,627,538
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	119,116	5,511,497
TOTAL CONSUMER DISCRETIONARY		723,313,902
CONSUMER STAPLES - 4.2%
Beverages - 0.7%
Carlsberg AS Series B	168,362	12,829,755
The Coca-Cola Co.	499,829	25,051,429
		37,881,184
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	567,205	16,630,451
Kroger Co.	1,059,000	20,851,710
Walgreen Co.	492,462	13,148,735
Winn-Dixie Stores, Inc. (a)	587,020	5,658,873
		56,289,769
Food Products - 0.6%
Marine Harvest ASA	7,289,000	4,813,315
Nestle SA	610,401	29,432,824
		34,246,139
Household Products - 1.0%
Kimberly-Clark Corp.	19,500	1,182,285
Procter & Gamble Co.	821,313	49,262,354
		50,444,639
Tobacco - 0.8%
Philip Morris International, Inc.	862,605	39,541,813
TOTAL CONSUMER STAPLES		218,403,544
ENERGY - 15.5%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	815,431	33,897,467
Halliburton Co.	689,895	16,936,922
Nabors Industries Ltd. (a)	868,013	15,294,389
Noble Corp.	1,142,902	35,327,101
Pride International, Inc. (a)	391,500	8,746,110
Schlumberger Ltd.	430,712	23,835,602
		134,037,591
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	501,960	$ 18,115,736
Apache Corp.	221,680	18,663,239
Chevron Corp.	1,786,829	121,254,216
Cloud Peak Energy, Inc.	186,600	2,474,316
ConocoPhillips	1,248,410	61,284,447
CONSOL Energy, Inc.	574,690	19,401,534
Devon Energy Corp.	199,500	12,153,540
EOG Resources, Inc.	347,600	34,193,412
Exxon Mobil Corp.	3,080,463	175,802,023
Marathon Oil Corp.	840,278	26,124,243
Occidental Petroleum Corp.	571,775	44,112,441
Reliance Industries Ltd.	484,316	11,276,589
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	1,578,000	79,247,160
Class B ADR	226,700	10,945,076
Southwestern Energy Co. (a)	755,200	29,180,928
Ultra Petroleum Corp. (a)	96,400	4,265,700
		668,494,600
TOTAL ENERGY		802,532,191
FINANCIALS - 26.5%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,750,499	43,219,820
Bank Sarasin & Co. Ltd. Series B (Reg.)	157,743	6,313,315
Goldman Sachs Group, Inc.	418,094	54,883,199
Morgan Stanley	2,868,077	66,568,067
State Street Corp.	903,680	30,562,458
T. Rowe Price Group, Inc.	202,623	8,994,435
UBS AG (a)	640,888	8,490,367
UBS AG (NY Shares) (a)	1,764,621	23,328,290
		242,359,951
Commercial Banks - 8.6%
Associated Banc-Corp.	1,791,266	21,960,921
Barclays PLC	2,558,217	10,208,060
BB&T Corp.	256,000	6,735,360
Comerica, Inc.	495,200	18,238,216
Huntington Bancshares, Inc.	1,630,500	9,032,970
KeyCorp	3,021,200	23,233,028
Marshall & Ilsley Corp.	501,000	3,597,180
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,609,825	16,460,802
PNC Financial Services Group, Inc.	2,179,030	123,115,195
Standard Chartered PLC (United Kingdom)	402,596	9,800,428
U.S. Bancorp, Delaware	1,445,538	32,307,774
Wells Fargo & Co.	6,687,409	171,197,670
		445,887,604
Consumer Finance - 1.9%
American Express Co.	637,254	25,298,984

	Shares	Value
Capital One Financial Corp.	688,150	$ 27,732,445
Discover Financial Services	2,519,369	35,220,779
SLM Corp. (a)	904,032	9,392,892
		97,645,100
Diversified Financial Services - 8.1%
Bank of America Corp.	11,703,679	168,181,867
Citigroup, Inc. (a)	11,726,123	44,090,222
CME Group, Inc.	16,146	4,545,906
JPMorgan Chase & Co.	4,840,612	177,214,804
Moody's Corp. (d)	1,235,829	24,617,714
		418,650,513
Insurance - 1.5%
Berkshire Hathaway, Inc. Class B (a)	118,700	9,459,203
First American Financial Corp.	289,320	3,668,578
Hartford Financial Services Group, Inc.	409,800	9,068,874
Marsh & McLennan Companies, Inc.	159,500	3,596,725
Montpelier Re Holdings Ltd.	1,100,900	16,436,437
The Travelers Companies, Inc.	397,756	19,589,483
Unum Group	443,641	9,627,010
XL Capital Ltd. Class A	315,400	5,049,554
		76,495,864
Real Estate Investment Trusts - 0.9%
Boston Properties, Inc.	136,475	9,736,127
HCP, Inc.	980,095	31,608,064
Segro PLC	1,278,288	4,818,243
		46,162,434
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	2,411,000	1,758,152
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	28,676,828
Indiabulls Real Estate Ltd. (a)	2,750,085	9,212,044
Unite Group PLC (a)	683,979	1,765,978
		41,413,002
TOTAL FINANCIALS		1,368,614,468
HEALTH CARE - 7.2%
Biotechnology - 1.1%
Amgen, Inc. (a)	581,022	30,561,757
Biogen Idec, Inc. (a)	233,000	11,055,850
Cephalon, Inc. (a)	131,000	7,434,250
Gilead Sciences, Inc. (a)	138,060	4,732,697
		53,784,554
Health Care Equipment & Supplies - 0.7%
C. R. Bard, Inc.	145,400	11,272,862
CareFusion Corp. (a)	828,600	18,809,220
Stryker Corp.	98,600	4,935,916
		35,017,998
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	752,700	21,376,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.0%
Johnson & Johnson	560,317	$ 33,092,322
Merck & Co., Inc.	2,524,572	88,284,283
Pfizer, Inc.	7,613,015	108,561,594
Sanofi-Aventis	499,683	30,093,329
		260,031,528
TOTAL HEALTH CARE		370,210,760
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
Goodrich Corp.	128,142	8,489,408
Honeywell International, Inc.	1,102,025	43,012,036
Spirit AeroSystems Holdings, Inc. Class A (a)	711,982	13,570,377
The Boeing Co.	445,784	27,972,946
United Technologies Corp.	715,540	46,445,701
		139,490,468
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	67,514	2,037,573
Masco Corp.	1,342,200	14,442,072
		16,479,645
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	355,000	7,795,800
Republic Services, Inc.	58,500	1,739,205
		9,535,005
Construction & Engineering - 0.5%
Fluor Corp.	316,900	13,468,250
KBR, Inc.	728,574	14,819,195
		28,287,445
Electrical Equipment - 0.2%
Schneider Electric SA	86,546	8,740,786
Industrial Conglomerates - 3.2%
General Electric Co.	5,097,903	73,511,761
Koninklijke Philips Electronics NV unit	118,300	3,530,072
Rheinmetall AG	317,633	18,137,735
Siemens AG sponsored ADR	455,900	40,816,727
Textron, Inc.	858,000	14,560,260
Tyco International Ltd.	396,236	13,959,394
		164,515,949
Machinery - 2.4%
ArvinMeritor, Inc. (a)	126,000	1,650,600
Briggs & Stratton Corp.	1,067,988	18,177,156
Caterpillar, Inc.	101,800	6,115,126
Cummins, Inc.	372,200	24,241,386
Eaton Corp.	253,600	16,595,584
Ingersoll-Rand Co. Ltd.	673,888	23,242,397
Kennametal, Inc.	481,691	12,249,402
Navistar International Corp. (a)	242,970	11,954,124

	Shares	Value
SPX Corp.	145,800	$ 7,699,698
Vallourec SA (d)	21,100	3,637,751
		125,563,224
Road & Rail - 0.7%
CSX Corp.	370,400	18,382,952
Union Pacific Corp.	246,000	17,099,460
		35,482,412
TOTAL INDUSTRIALS		528,094,934
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	917,603	19,554,120
Comverse Technology, Inc. (a)	1,295,139	10,102,084
Motorola, Inc. (a)	1,756,493	11,452,334
		41,108,538
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	962,645	41,663,276
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	724,881	20,608,367
Arrow Electronics, Inc. (a)	756,900	16,916,715
Avnet, Inc. (a)	919,854	22,177,680
Tyco Electronics Ltd.	1,052,736	26,718,440
		86,421,202
IT Services - 0.5%
CoreLogic, Inc. (a)	289,320	5,109,391
Hewitt Associates, Inc. Class A (a)	371,985	12,818,603
MoneyGram International, Inc. (a)	438,950	1,075,428
Visa, Inc. Class A	77,976	5,516,802
		24,520,224
Office Electronics - 0.2%
Xerox Corp.	1,705,878	13,715,259
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	175,219	4,881,601
Applied Materials, Inc.	1,848,200	22,215,364
Intel Corp.	3,001,300	58,375,285
Micron Technology, Inc. (a)	1,507,800	12,801,222
National Semiconductor Corp.	1,524,747	20,523,095
Novellus Systems, Inc. (a)	313,539	7,951,349
Samsung Electronics Co. Ltd.	12,977	8,130,805
Teradyne, Inc. (a)	1,659,200	16,177,200
Varian Semiconductor Equipment Associates, Inc. (a)	350,600	10,048,196
		161,104,117
TOTAL INFORMATION TECHNOLOGY		368,532,616
MATERIALS - 2.5%
Chemicals - 1.6%
Celanese Corp. Class A	481,012	11,982,009
Clariant AG (Reg.) (a)	1,506,845	19,080,283
Dow Chemical Co.	413,800	9,815,336
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	775,700	$ 26,831,463
Monsanto Co.	203,100	9,387,282
Wacker Chemie AG (d)	58,400	8,468,949
		85,565,322
Construction Materials - 0.2%
HeidelbergCement AG	192,600	9,151,177
Metals & Mining - 0.5%
Alcoa, Inc.	1,126,371	11,331,292
Commercial Metals Co.	442,971	5,856,077
Freeport-McMoRan Copper & Gold, Inc.	135,551	8,015,131
		25,202,500
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	281,484	9,908,237
TOTAL MATERIALS		129,827,236
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	5,151,969	124,626,130
Qwest Communications International, Inc.	7,149,900	37,536,975
Verizon Communications, Inc.	3,388,202	94,937,420
		257,100,525
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,587,878	27,932,603
TOTAL TELECOMMUNICATION SERVICES		285,033,128
UTILITIES - 3.7%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	1,238,409	25,610,298
American Electric Power Co., Inc.	1,344,579	43,429,902
Entergy Corp.	335,159	24,004,088
FirstEnergy Corp.	1,056,300	37,213,449
PPL Corp.	156,100	3,894,695
		134,152,432
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,879,421	26,605,850
Constellation Energy Group, Inc.	388,406	12,526,094
		39,131,944

	Shares	Value
Multi-Utilities - 0.3%
Alliant Energy Corp.	327,652	$ 10,399,674
CMS Energy Corp.	507,324	7,432,297
		17,831,971
TOTAL UTILITIES		191,116,347
TOTAL COMMON STOCKS (Cost $5,451,596,027)		4,985,679,126
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	8,910,000
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	87,000	9,831,000
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	310,900	7,169,354
XL Capital Ltd. 10.75%	494,600	12,429,298
		19,598,652
TOTAL FINANCIALS		38,339,652
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	121,900	6,320,515
TOTAL CONVERTIBLE PREFERRED STOCKS		44,660,167
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	317,862	1,846,537
TOTAL PREFERRED STOCKS (Cost $48,754,472)		46,506,704
Corporate Bonds - 2.4%
	Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 10,390,000	12,903,341
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	7,050,000	5,529,844
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	2,030,000	1,801,422
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.9%
Liberty Global, Inc. 4.5% 11/15/16 (e)	$ 3,400,000	$ 3,952,500
Liberty Media Corp.:
3.5% 1/15/31	255,482	157,877
4% 11/15/29	4,750,000	2,434,375
3.5% 1/15/31 (e)	9,342,795	5,773,436
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	15,693,988
0% 2/28/21	3,490,000	2,416,057
Virgin Media, Inc. 6.5% 11/15/16	12,614,000	14,671,343
		45,099,576
TOTAL CONSUMER DISCRETIONARY		65,334,183
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 0% 4/1/63 (a)(c)(e)	10,438,000	8,976,680
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	1,930,000	1,843,536
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	8,296,428
4.5% 6/30/21	280,000	273,616
		10,413,580
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	13,250,000	12,571,600
6% 5/1/15	5,870,000	5,569,456
Micron Technology, Inc. 1.875% 6/1/14	5,570,000	4,905,081
		23,046,137
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	3,150,000	4,421,813
TOTAL CONVERTIBLE BONDS		112,192,393

	Principal Amount	Value
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 10,715,250
TOTAL CORPORATE BONDS (Cost $123,054,787)		122,907,643
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	12,629,648	12,629,648
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	10,005,431	10,005,431
TOTAL MONEY MARKET FUNDS (Cost $22,635,079)		22,635,079
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,646,040,365)	5,177,728,552
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,825,696)
NET ASSETS - 100%	$ 5,171,902,856
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,595,898 or 1.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,887
Fidelity Securities Lending Cash Central Fund	623,083
Total	$ 635,970
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 723,313,902	$ 619,563,487	$ 103,750,415	$ -
Consumer Staples	218,403,544	171,327,650	47,075,894	-
Energy	802,532,191	791,255,602	11,276,589	-
Financials	1,408,800,657	1,338,508,179	70,292,478	-
Health Care	370,210,760	340,117,431	30,093,329	-
Industrials	528,094,934	497,578,662	30,516,272	-
Information Technology	368,532,616	360,401,811	8,130,805	-
Materials	129,827,236	93,126,827	36,700,409	-
Telecommunication Services	285,033,128	285,033,128	-	-
Utilities	197,436,862	191,116,347	6,320,515	-
Corporate Bonds	122,907,643	-	122,907,643	-
Money Market Funds	22,635,079	22,635,079	-	-
Total Investments in Securities:	$ 5,177,728,552	$ 4,710,664,203	$ 467,064,349	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.1%
Switzerland	3.1%
United Kingdom	2.2%
Germany	1.8%
France	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $535,850,194 of which $240,221,884 and $295,628,310 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,617,421) - See accompanying schedule: Unaffiliated issuers (cost $5,623,405,286)	$ 5,155,093,473
Fidelity Central Funds (cost $22,635,079)	22,635,079
Total Investments (cost $5,646,040,365)		$ 5,177,728,552
Cash		235,211
Foreign currency held at value (cost $159,889)		159,980
Receivable for investments sold		13,166,807
Receivable for fund shares sold		4,852,853
Dividends receivable		5,484,066
Interest receivable		685,230
Distributions receivable from Fidelity Central Funds		82,362
Other receivables		270,691
Total assets		5,202,665,752

Liabilities
Payable for investments purchased	$ 14,454,648
Payable for fund shares redeemed	2,934,592
Accrued management fee	2,107,198
Distribution fees payable	337,157
Other affiliated payables	405,902
Other payables and accrued expenses	517,968
Collateral on securities loaned, at value	10,005,431
Total liabilities		30,762,896

Net Assets		$ 5,171,902,856
Net Assets consist of:
Paid in capital		$ 6,003,774,681
Undistributed net investment income		44,962,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(408,521,352)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(468,312,707)
Net Assets		$ 5,171,902,856

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,293,218,503 ÷ 211,167,883 shares)	$ 15.60

Service Class: Net Asset Value, offering price and redemption price per share ($367,066,140 ÷ 23,624,789 shares)	$ 15.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,372,332,592 ÷ 89,369,679 shares)	$ 15.36

Service Class 2R: Net Asset Value, offering price and redemption price per share ($6,204,322 ÷ 406,006 shares)	$ 15.28

Investor Class: Net Asset Value, offering price and redemption price per share ($133,081,299 ÷ 8,556,492 shares)	$ 15.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 59,419,467
Interest		3,466,757
Income from Fidelity Central Funds		635,970
Total income		63,522,194

Expenses
Management fee	$ 13,487,760
Transfer agent fees	2,069,724
Distribution fees	2,160,257
Accounting and security lending fees	577,005
Custodian fees and expenses	78,563
Independent trustees' compensation	17,026
Appreciation in deferred trustee compensation account	14
Audit	36,975
Legal	10,455
Interest	3,781
Miscellaneous	266,265
Total expenses before reductions	18,707,825
Expense reductions	(87,717)	18,620,108
Net investment income (loss)		44,902,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,295,109
Foreign currency transactions	(205,128)
Total net realized gain (loss)		199,089,981
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $170,609)	(636,485,507)
Assets and liabilities in foreign currencies	(6,411)
Total change in net unrealized appreciation (depreciation)		(636,491,918)
Net gain (loss)		(437,401,937)
Net increase (decrease) in net assets resulting from operations		$ (392,499,851)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,902,086	$ 115,365,664
Net realized gain (loss)	199,089,981	(309,873,827)
Change in net unrealized appreciation (depreciation)	(636,491,918)	1,591,452,108
Net increase (decrease) in net assets resulting from operations	(392,499,851)	1,396,943,945
Distributions to shareholders from net investment income	(3,492,089)	(115,095,209)
Share transactions - net increase (decrease)	(345,260,987)	(545,969,487)
Redemption fees	2,218	1,473
Total increase (decrease) in net assets	(741,250,709)	735,880,722

Net Assets
Beginning of period	5,913,153,565	5,177,272,843
End of period (including undistributed net investment income of $44,962,234 and undistributed net investment income of $3,552,237, respectively)	$ 5,171,902,856	$ 5,913,153,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37
Income from Investment Operations
Net investment income (loss) E	.14	.33	.47	.47	.45	.42
Net realized and unrealized gain (loss)	(1.34)	3.64	(10.67)	(.05)	4.37	1.00
Total from investment operations	(1.20)	3.97	(10.20)	.42	4.82	1.42
Distributions from net investment income	(.01)	(.34)	(.51)	(.50)	(.89)	(.41)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.34)	(.53)	(2.71)	(4.11)	(1.30)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.60	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49
Total Return B, C, D	(7.14)%	30.21%	(42.65)%	1.53%	20.19%	5.87%
Ratios to Average Net Assets F, H
Expenses before reductions	.56% A	.58%	.57%	.55%	.57%	.56%
Expenses net of fee waivers, if any	.56% A	.58%	.57%	.55%	.57%	.56%
Expenses net of all reductions	.56% A	.58%	.57%	.54%	.56%	.55%
Net investment income (loss)	1.60% A	2.29%	2.37%	1.71%	1.76%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,219	$ 3,771,733	$ 3,322,799	$ 7,201,655	$ 8,315,159	$ 7,875,801
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28
Income from Investment Operations
Net investment income (loss) E	.13	.31	.44	.44	.43	.39
Net realized and unrealized gain (loss)	(1.33)	3.63	(10.62)	(.05)	4.35	1.00
Total from investment operations	(1.20)	3.94	(10.18)	.39	4.78	1.39
Distributions from net investment income	(.01)	(.33)	(.48)	(.47)	(.84)	(.39)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.33)	(.50)	(2.68)	(4.06)	(1.28)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39
Total Return B, C, D	(7.17)%	30.03%	(42.70)%	1.42%	20.08%	5.76%
Ratios to Average Net Assets F, H
Expenses before reductions	.66% A	.68%	.67%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.66% A	.68%	.67%	.65%	.67%	.66%
Expenses net of all reductions	.66% A	.68%	.67%	.64%	.66%	.65%
Net investment income (loss)	1.50% A	2.19%	2.27%	1.61%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,066	$ 430,383	$ 405,082	$ 920,054	$ 1,118,333	$ 1,079,838
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09
Income from Investment Operations
Net investment income (loss) E	.11	.29	.41	.39	.38	.35
Net realized and unrealized gain (loss)	(1.31)	3.58	(10.50)	(.04)	4.32	.98
Total from investment operations	(1.20)	3.87	(10.09)	.35	4.70	1.33
Distributions from net investment income	(.01)	(.30)	(.46)	(.44)	(.78)	(.36)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.30)	(.48)	(2.65)	(4.00)	(1.25)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.36	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17
Total Return B, C, D	(7.24)%	29.88%	(42.81)%	1.27%	19.93%	5.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of all reductions	.81% A	.83%	.82%	.80%	.82%	.80%
Net investment income (loss)	1.35% A	2.04%	2.12%	1.46%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,372,333	$ 1,558,421	$ 1,321,569	$ 2,583,129	$ 2,373,059	$ 1,723,546
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01
Income from Investment Operations
Net investment income (loss) E	.11	.28	.41	.39	.38	.35
Net realized and unrealized gain (loss)	(1.31)	3.58	(10.45)	(.04)	4.29	.99
Total from investment operations	(1.20)	3.86	(10.04)	.35	4.67	1.34
Distributions from net investment income	(.01)	(.30)	(.45)	(.43)	(.80)	(.38)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.30)	(.47)	(2.64)	(4.02)	(1.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.28	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08
Total Return B, C, D	(7.28)%	29.95%	(42.82)%	1.27%	19.89%	5.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of all reductions	.81% A	.83%	.81%	.79%	.81%	.80%
Net investment income (loss)	1.35% A	2.04%	2.12%	1.46%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,204	$ 5,259	$ 5,339	$ 13,558	$ 17,089	$ 9,651
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.13	.31	.44	.44	.42	.17
Net realized and unrealized gain (loss)	(1.34)	3.64	(10.63)	(.05)	4.36	.85
Total from investment operations	(1.21)	3.95	(10.19)	.39	4.78	1.02
Distributions from net investment income	(.01)	(.33)	(.49)	(.48)	(.89)	-
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	-
Total distributions	(.01)	(.33)	(.51)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.55	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	(7.22)%	30.09%	(42.71)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.65% A	.68%	.66%	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.65% A	.68%	.66%	.66%	.69%	.74% A
Expenses net of all reductions	.65% A	.68%	.66%	.66%	.69%	.73% A
Net investment income (loss)	1.52% A	2.19%	2.28%	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,081	$ 147,358	$ 122,483	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 805,550,846
Gross unrealized depreciation	(1,305,424,800)
Net unrealized appreciation (depreciation)	$ (499,873,954)

Tax cost	$ 5,677,602,506

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $873,122,930 and $1,192,225,755, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 212,087
Service Class 2	1,941,019
Service Class 2 R	7,151
$ 2,160,257

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,276,106
Service Class	144,199
Service Class 2	530,528
Service Class 2R	1,924
Investor Class	116,967
$ 2,069,724

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,444 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,064,108.43%		$ 3,601

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,862 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $623,083.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,231,000. The weighted average interest rate was .70%. The interest expense amounted to $180 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,717 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 2,217,576	$ 75,517,681
Service Class	253,392	8,350,109
Service Class 2	929,687	28,318,758
Service Class 2R	3,105	96,589
Investor Class	88,329	2,812,072
Total	$ 3,492,089	$ 115,095,209

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	2,589,688	8,717,811	$ 44,777,781	$ 119,199,048
Reinvestment of distributions	138,081	4,649,155	2,217,576	75,517,681
Shares redeemed	(15,983,025)	(41,112,018)	(274,866,035)	(560,835,381)
Net increase (decrease)	(13,255,256)	(27,745,052)	$ (227,870,678)	$ (366,118,652)
Service Class
Shares sold	413,298	1,374,191	$ 7,103,293	$ 18,756,098
Reinvestment of distributions	15,827	516,788	253,392	8,350,109
Shares redeemed	(2,495,293)	(7,035,493)	(42,740,428)	(95,421,754)
Net increase (decrease)	(2,066,168)	(5,144,514)	$ (35,383,743)	$ (68,315,547)
Service Class 2
Shares sold	2,927,261	9,883,762	$ 49,401,550	$ 131,168,937
Reinvestment of distributions	58,729	1,771,906	929,687	28,318,758
Shares redeemed	(7,672,531)	(19,265,158)	(129,938,653)	(264,471,751)
Net increase (decrease)	(4,686,541)	(7,609,490)	$ (79,607,416)	$ (104,984,056)
Service Class 2R
Shares sold	156,354	65,422	$ 2,642,315	$ 914,849
Reinvestment of distributions	197	6,094	3,105	96,589
Shares redeemed	(69,509)	(165,320)	(1,167,636)	(2,222,121)
Net increase (decrease)	87,042	(93,804)	$ 1,477,784	$ (1,210,683)
Investor Class
Shares sold	662,402	1,142,867	$ 11,452,697	$ 16,328,956
Reinvestment of distributions	5,510	173,430	88,329	2,812,072
Shares redeemed	(899,227)	(1,842,484)	(15,417,960)	(24,481,577)
Net increase (decrease)	(231,315)	(526,187)	$ (3,876,934)	$ (5,340,549)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0810
1.705693.112

Fidelity® Variable Insurance Products:
Equity-Income Portfolio - Service Class 2R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.56%
Actual		$ 1,000.00	$ 928.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.02	$ 2.81
Service Class	.66%
Actual		$ 1,000.00	$ 928.30	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Service Class 2.81%
Actual		$ 1,000.00	$ 927.60	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Service Class 2R	.81%
Actual		$ 1,000.00	$ 927.20	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06
Investor Class	.65%
Actual		$ 1,000.00	$ 927.80	$ 3.11
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.7
Exxon Mobil Corp.	3.4	2.5
Wells Fargo & Co.	3.3	3.4
Bank of America Corp.	3.2	2.7
AT&T, Inc.	2.4	3.1
PNC Financial Services Group, Inc.	2.4	1.9
Chevron Corp.	2.3	2.8
Pfizer, Inc.	2.1	2.5
Verizon Communications, Inc.	1.9	1.6
Merck & Co., Inc.	1.7	1.7
	26.1
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.5	26.4
Energy	15.5	15.3
Consumer Discretionary	15.3	14.7
Industrials	10.4	10.1
Information Technology	7.5	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 97.3%		Stocks 97.8%
	Bonds 2.4%		Bonds 2.2%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets† 0.0%
* Foreign investments	11.9%	** Foreign investments	13.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.6%
Johnson Controls, Inc.	1,580,483	$ 42,467,578
Michelin CGDE Series B (d)	241,574	16,830,312
The Goodyear Tire & Rubber Co. (a)	2,128,700	21,159,278
		80,457,168
Automobiles - 1.4%
Bayerische Motoren Werke AG (BMW)	166,905	8,111,508
Daimler AG (Germany) (a)	304,125	15,373,518
Fiat SpA	928,477	9,536,562
Harley-Davidson, Inc.	1,437,350	31,952,291
Thor Industries, Inc.	209,500	4,975,625
Winnebago Industries, Inc. (a)	407,511	4,050,659
		74,000,163
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	155,414	3,577,630
H&R Block, Inc.	1,687,086	26,470,379
		30,048,009
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp. unit	85,200	31,948,296
Sands China Ltd.	4,370,400	6,459,570
		38,407,866
Household Durables - 2.5%
KB Home	295,900	3,254,900
Lennar Corp. Class A	603,166	8,390,039
Newell Rubbermaid, Inc.	1,898,820	27,798,725
Pulte Group, Inc. (a)	1,665,768	13,792,559
Stanley Black & Decker, Inc.	695,153	35,119,130
Techtronic Industries Co. Ltd.	2,760,500	2,150,976
Toll Brothers, Inc. (a)	170,987	2,797,347
Whirlpool Corp.	413,834	36,342,902
		129,646,578
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	844,241	8,864,531
Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,013,757	12,601,000
Media - 2.7%
Belo Corp. Series A	952,224	5,418,155
Cablevision Systems Corp. - NY Group Class A	32,044	769,376
CC Media Holdings, Inc. Class A (a)	693,958	4,614,821
Comcast Corp. Class A	2,031,436	35,286,043
Informa PLC	1,340,858	7,082,087
Interpublic Group of Companies, Inc. (a)	1,023,300	7,296,129
The Walt Disney Co.	1,135,300	35,761,950
Time Warner, Inc.	1,338,383	38,692,653
Vivendi	307,933	6,257,586
		141,178,800

	Shares	Value
Multiline Retail - 1.7%
Kohl's Corp. (a)	597,124	$ 28,363,390
Macy's, Inc.	1,157,800	20,724,620
Target Corp.	790,200	38,854,134
Tuesday Morning Corp. (a)	508,423	2,028,608
		89,970,752
Specialty Retail - 2.2%
Home Depot, Inc.	2,038,900	57,231,923
Lowe's Companies, Inc.	973,978	19,888,631
OfficeMax, Inc. (a)	429,700	5,611,882
RadioShack Corp.	569,500	11,110,945
Staples, Inc.	986,045	18,784,157
		112,627,538
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	119,116	5,511,497
TOTAL CONSUMER DISCRETIONARY		723,313,902
CONSUMER STAPLES - 4.2%
Beverages - 0.7%
Carlsberg AS Series B	168,362	12,829,755
The Coca-Cola Co.	499,829	25,051,429
		37,881,184
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	567,205	16,630,451
Kroger Co.	1,059,000	20,851,710
Walgreen Co.	492,462	13,148,735
Winn-Dixie Stores, Inc. (a)	587,020	5,658,873
		56,289,769
Food Products - 0.6%
Marine Harvest ASA	7,289,000	4,813,315
Nestle SA	610,401	29,432,824
		34,246,139
Household Products - 1.0%
Kimberly-Clark Corp.	19,500	1,182,285
Procter & Gamble Co.	821,313	49,262,354
		50,444,639
Tobacco - 0.8%
Philip Morris International, Inc.	862,605	39,541,813
TOTAL CONSUMER STAPLES		218,403,544
ENERGY - 15.5%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	815,431	33,897,467
Halliburton Co.	689,895	16,936,922
Nabors Industries Ltd. (a)	868,013	15,294,389
Noble Corp.	1,142,902	35,327,101
Pride International, Inc. (a)	391,500	8,746,110
Schlumberger Ltd.	430,712	23,835,602
		134,037,591
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 12.9%
Anadarko Petroleum Corp.	501,960	$ 18,115,736
Apache Corp.	221,680	18,663,239
Chevron Corp.	1,786,829	121,254,216
Cloud Peak Energy, Inc.	186,600	2,474,316
ConocoPhillips	1,248,410	61,284,447
CONSOL Energy, Inc.	574,690	19,401,534
Devon Energy Corp.	199,500	12,153,540
EOG Resources, Inc.	347,600	34,193,412
Exxon Mobil Corp.	3,080,463	175,802,023
Marathon Oil Corp.	840,278	26,124,243
Occidental Petroleum Corp.	571,775	44,112,441
Reliance Industries Ltd.	484,316	11,276,589
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	1,578,000	79,247,160
Class B ADR	226,700	10,945,076
Southwestern Energy Co. (a)	755,200	29,180,928
Ultra Petroleum Corp. (a)	96,400	4,265,700
		668,494,600
TOTAL ENERGY		802,532,191
FINANCIALS - 26.5%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,750,499	43,219,820
Bank Sarasin & Co. Ltd. Series B (Reg.)	157,743	6,313,315
Goldman Sachs Group, Inc.	418,094	54,883,199
Morgan Stanley	2,868,077	66,568,067
State Street Corp.	903,680	30,562,458
T. Rowe Price Group, Inc.	202,623	8,994,435
UBS AG (a)	640,888	8,490,367
UBS AG (NY Shares) (a)	1,764,621	23,328,290
		242,359,951
Commercial Banks - 8.6%
Associated Banc-Corp.	1,791,266	21,960,921
Barclays PLC	2,558,217	10,208,060
BB&T Corp.	256,000	6,735,360
Comerica, Inc.	495,200	18,238,216
Huntington Bancshares, Inc.	1,630,500	9,032,970
KeyCorp	3,021,200	23,233,028
Marshall & Ilsley Corp.	501,000	3,597,180
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,609,825	16,460,802
PNC Financial Services Group, Inc.	2,179,030	123,115,195
Standard Chartered PLC (United Kingdom)	402,596	9,800,428
U.S. Bancorp, Delaware	1,445,538	32,307,774
Wells Fargo & Co.	6,687,409	171,197,670
		445,887,604
Consumer Finance - 1.9%
American Express Co.	637,254	25,298,984

	Shares	Value
Capital One Financial Corp.	688,150	$ 27,732,445
Discover Financial Services	2,519,369	35,220,779
SLM Corp. (a)	904,032	9,392,892
		97,645,100
Diversified Financial Services - 8.1%
Bank of America Corp.	11,703,679	168,181,867
Citigroup, Inc. (a)	11,726,123	44,090,222
CME Group, Inc.	16,146	4,545,906
JPMorgan Chase & Co.	4,840,612	177,214,804
Moody's Corp. (d)	1,235,829	24,617,714
		418,650,513
Insurance - 1.5%
Berkshire Hathaway, Inc. Class B (a)	118,700	9,459,203
First American Financial Corp.	289,320	3,668,578
Hartford Financial Services Group, Inc.	409,800	9,068,874
Marsh & McLennan Companies, Inc.	159,500	3,596,725
Montpelier Re Holdings Ltd.	1,100,900	16,436,437
The Travelers Companies, Inc.	397,756	19,589,483
Unum Group	443,641	9,627,010
XL Capital Ltd. Class A	315,400	5,049,554
		76,495,864
Real Estate Investment Trusts - 0.9%
Boston Properties, Inc.	136,475	9,736,127
HCP, Inc.	980,095	31,608,064
Segro PLC	1,278,288	4,818,243
		46,162,434
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	2,411,000	1,758,152
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	28,676,828
Indiabulls Real Estate Ltd. (a)	2,750,085	9,212,044
Unite Group PLC (a)	683,979	1,765,978
		41,413,002
TOTAL FINANCIALS		1,368,614,468
HEALTH CARE - 7.2%
Biotechnology - 1.1%
Amgen, Inc. (a)	581,022	30,561,757
Biogen Idec, Inc. (a)	233,000	11,055,850
Cephalon, Inc. (a)	131,000	7,434,250
Gilead Sciences, Inc. (a)	138,060	4,732,697
		53,784,554
Health Care Equipment & Supplies - 0.7%
C. R. Bard, Inc.	145,400	11,272,862
CareFusion Corp. (a)	828,600	18,809,220
Stryker Corp.	98,600	4,935,916
		35,017,998
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	752,700	21,376,680
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.0%
Johnson & Johnson	560,317	$ 33,092,322
Merck & Co., Inc.	2,524,572	88,284,283
Pfizer, Inc.	7,613,015	108,561,594
Sanofi-Aventis	499,683	30,093,329
		260,031,528
TOTAL HEALTH CARE		370,210,760
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.7%
Goodrich Corp.	128,142	8,489,408
Honeywell International, Inc.	1,102,025	43,012,036
Spirit AeroSystems Holdings, Inc. Class A (a)	711,982	13,570,377
The Boeing Co.	445,784	27,972,946
United Technologies Corp.	715,540	46,445,701
		139,490,468
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	67,514	2,037,573
Masco Corp.	1,342,200	14,442,072
		16,479,645
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	355,000	7,795,800
Republic Services, Inc.	58,500	1,739,205
		9,535,005
Construction & Engineering - 0.5%
Fluor Corp.	316,900	13,468,250
KBR, Inc.	728,574	14,819,195
		28,287,445
Electrical Equipment - 0.2%
Schneider Electric SA	86,546	8,740,786
Industrial Conglomerates - 3.2%
General Electric Co.	5,097,903	73,511,761
Koninklijke Philips Electronics NV unit	118,300	3,530,072
Rheinmetall AG	317,633	18,137,735
Siemens AG sponsored ADR	455,900	40,816,727
Textron, Inc.	858,000	14,560,260
Tyco International Ltd.	396,236	13,959,394
		164,515,949
Machinery - 2.4%
ArvinMeritor, Inc. (a)	126,000	1,650,600
Briggs & Stratton Corp.	1,067,988	18,177,156
Caterpillar, Inc.	101,800	6,115,126
Cummins, Inc.	372,200	24,241,386
Eaton Corp.	253,600	16,595,584
Ingersoll-Rand Co. Ltd.	673,888	23,242,397
Kennametal, Inc.	481,691	12,249,402
Navistar International Corp. (a)	242,970	11,954,124

	Shares	Value
SPX Corp.	145,800	$ 7,699,698
Vallourec SA (d)	21,100	3,637,751
		125,563,224
Road & Rail - 0.7%
CSX Corp.	370,400	18,382,952
Union Pacific Corp.	246,000	17,099,460
		35,482,412
TOTAL INDUSTRIALS		528,094,934
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	917,603	19,554,120
Comverse Technology, Inc. (a)	1,295,139	10,102,084
Motorola, Inc. (a)	1,756,493	11,452,334
		41,108,538
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	962,645	41,663,276
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	724,881	20,608,367
Arrow Electronics, Inc. (a)	756,900	16,916,715
Avnet, Inc. (a)	919,854	22,177,680
Tyco Electronics Ltd.	1,052,736	26,718,440
		86,421,202
IT Services - 0.5%
CoreLogic, Inc. (a)	289,320	5,109,391
Hewitt Associates, Inc. Class A (a)	371,985	12,818,603
MoneyGram International, Inc. (a)	438,950	1,075,428
Visa, Inc. Class A	77,976	5,516,802
		24,520,224
Office Electronics - 0.2%
Xerox Corp.	1,705,878	13,715,259
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	175,219	4,881,601
Applied Materials, Inc.	1,848,200	22,215,364
Intel Corp.	3,001,300	58,375,285
Micron Technology, Inc. (a)	1,507,800	12,801,222
National Semiconductor Corp.	1,524,747	20,523,095
Novellus Systems, Inc. (a)	313,539	7,951,349
Samsung Electronics Co. Ltd.	12,977	8,130,805
Teradyne, Inc. (a)	1,659,200	16,177,200
Varian Semiconductor Equipment Associates, Inc. (a)	350,600	10,048,196
		161,104,117
TOTAL INFORMATION TECHNOLOGY		368,532,616
MATERIALS - 2.5%
Chemicals - 1.6%
Celanese Corp. Class A	481,012	11,982,009
Clariant AG (Reg.) (a)	1,506,845	19,080,283
Dow Chemical Co.	413,800	9,815,336
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	775,700	$ 26,831,463
Monsanto Co.	203,100	9,387,282
Wacker Chemie AG (d)	58,400	8,468,949
		85,565,322
Construction Materials - 0.2%
HeidelbergCement AG	192,600	9,151,177
Metals & Mining - 0.5%
Alcoa, Inc.	1,126,371	11,331,292
Commercial Metals Co.	442,971	5,856,077
Freeport-McMoRan Copper & Gold, Inc.	135,551	8,015,131
		25,202,500
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	281,484	9,908,237
TOTAL MATERIALS		129,827,236
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	5,151,969	124,626,130
Qwest Communications International, Inc.	7,149,900	37,536,975
Verizon Communications, Inc.	3,388,202	94,937,420
		257,100,525
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,587,878	27,932,603
TOTAL TELECOMMUNICATION SERVICES		285,033,128
UTILITIES - 3.7%
Electric Utilities - 2.6%
Allegheny Energy, Inc.	1,238,409	25,610,298
American Electric Power Co., Inc.	1,344,579	43,429,902
Entergy Corp.	335,159	24,004,088
FirstEnergy Corp.	1,056,300	37,213,449
PPL Corp.	156,100	3,894,695
		134,152,432
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	2,879,421	26,605,850
Constellation Energy Group, Inc.	388,406	12,526,094
		39,131,944

	Shares	Value
Multi-Utilities - 0.3%
Alliant Energy Corp.	327,652	$ 10,399,674
CMS Energy Corp.	507,324	7,432,297
		17,831,971
TOTAL UTILITIES		191,116,347
TOTAL COMMON STOCKS (Cost $5,451,596,027)		4,985,679,126
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	8,910,000
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	87,000	9,831,000
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	310,900	7,169,354
XL Capital Ltd. 10.75%	494,600	12,429,298
		19,598,652
TOTAL FINANCIALS		38,339,652
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	121,900	6,320,515
TOTAL CONVERTIBLE PREFERRED STOCKS		44,660,167
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Insurance - 0.0%
Fondiaria-Sai SpA (Risparmio Shares)	317,862	1,846,537
TOTAL PREFERRED STOCKS (Cost $48,754,472)		46,506,704
Corporate Bonds - 2.4%
	Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 10,390,000	12,903,341
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	7,050,000	5,529,844
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	2,030,000	1,801,422
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.9%
Liberty Global, Inc. 4.5% 11/15/16 (e)	$ 3,400,000	$ 3,952,500
Liberty Media Corp.:
3.5% 1/15/31	255,482	157,877
4% 11/15/29	4,750,000	2,434,375
3.5% 1/15/31 (e)	9,342,795	5,773,436
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	15,693,988
0% 2/28/21	3,490,000	2,416,057
Virgin Media, Inc. 6.5% 11/15/16	12,614,000	14,671,343
		45,099,576
TOTAL CONSUMER DISCRETIONARY		65,334,183
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 0% 4/1/63 (a)(c)(e)	10,438,000	8,976,680
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	1,930,000	1,843,536
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	8,296,428
4.5% 6/30/21	280,000	273,616
		10,413,580
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	13,250,000	12,571,600
6% 5/1/15	5,870,000	5,569,456
Micron Technology, Inc. 1.875% 6/1/14	5,570,000	4,905,081
		23,046,137
MATERIALS - 0.1%
Metals & Mining - 0.1%
United States Steel Corp. 4% 5/15/14	3,150,000	4,421,813
TOTAL CONVERTIBLE BONDS		112,192,393

	Principal Amount	Value
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	$ 15,700,000	$ 10,715,250
TOTAL CORPORATE BONDS (Cost $123,054,787)		122,907,643
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	12,629,648	12,629,648
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	10,005,431	10,005,431
TOTAL MONEY MARKET FUNDS (Cost $22,635,079)		22,635,079
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $5,646,040,365)	5,177,728,552
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(5,825,696)
NET ASSETS - 100%	$ 5,171,902,856
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,595,898 or 1.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,887
Fidelity Securities Lending Cash Central Fund	623,083
Total	$ 635,970
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 723,313,902	$ 619,563,487	$ 103,750,415	$ -
Consumer Staples	218,403,544	171,327,650	47,075,894	-
Energy	802,532,191	791,255,602	11,276,589	-
Financials	1,408,800,657	1,338,508,179	70,292,478	-
Health Care	370,210,760	340,117,431	30,093,329	-
Industrials	528,094,934	497,578,662	30,516,272	-
Information Technology	368,532,616	360,401,811	8,130,805	-
Materials	129,827,236	93,126,827	36,700,409	-
Telecommunication Services	285,033,128	285,033,128	-	-
Utilities	197,436,862	191,116,347	6,320,515	-
Corporate Bonds	122,907,643	-	122,907,643	-
Money Market Funds	22,635,079	22,635,079	-	-
Total Investments in Securities:	$ 5,177,728,552	$ 4,710,664,203	$ 467,064,349	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.1%
Switzerland	3.1%
United Kingdom	2.2%
Germany	1.8%
France	1.4%
Others (Individually Less Than 1%)	3.4%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $535,850,194 of which $240,221,884 and $295,628,310 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,617,421) - See accompanying schedule: Unaffiliated issuers (cost $5,623,405,286)	$ 5,155,093,473
Fidelity Central Funds (cost $22,635,079)	22,635,079
Total Investments (cost $5,646,040,365)		$ 5,177,728,552
Cash		235,211
Foreign currency held at value (cost $159,889)		159,980
Receivable for investments sold		13,166,807
Receivable for fund shares sold		4,852,853
Dividends receivable		5,484,066
Interest receivable		685,230
Distributions receivable from Fidelity Central Funds		82,362
Other receivables		270,691
Total assets		5,202,665,752

Liabilities
Payable for investments purchased	$ 14,454,648
Payable for fund shares redeemed	2,934,592
Accrued management fee	2,107,198
Distribution fees payable	337,157
Other affiliated payables	405,902
Other payables and accrued expenses	517,968
Collateral on securities loaned, at value	10,005,431
Total liabilities		30,762,896

Net Assets		$ 5,171,902,856
Net Assets consist of:
Paid in capital		$ 6,003,774,681
Undistributed net investment income		44,962,234
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(408,521,352)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(468,312,707)
Net Assets		$ 5,171,902,856

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,293,218,503 ÷ 211,167,883 shares)	$ 15.60

Service Class: Net Asset Value, offering price and redemption price per share ($367,066,140 ÷ 23,624,789 shares)	$ 15.54

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,372,332,592 ÷ 89,369,679 shares)	$ 15.36

Service Class 2R: Net Asset Value, offering price and redemption price per share ($6,204,322 ÷ 406,006 shares)	$ 15.28

Investor Class: Net Asset Value, offering price and redemption price per share ($133,081,299 ÷ 8,556,492 shares)	$ 15.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 59,419,467
Interest		3,466,757
Income from Fidelity Central Funds		635,970
Total income		63,522,194

Expenses
Management fee	$ 13,487,760
Transfer agent fees	2,069,724
Distribution fees	2,160,257
Accounting and security lending fees	577,005
Custodian fees and expenses	78,563
Independent trustees' compensation	17,026
Appreciation in deferred trustee compensation account	14
Audit	36,975
Legal	10,455
Interest	3,781
Miscellaneous	266,265
Total expenses before reductions	18,707,825
Expense reductions	(87,717)	18,620,108
Net investment income (loss)		44,902,086
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,295,109
Foreign currency transactions	(205,128)
Total net realized gain (loss)		199,089,981
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $170,609)	(636,485,507)
Assets and liabilities in foreign currencies	(6,411)
Total change in net unrealized appreciation (depreciation)		(636,491,918)
Net gain (loss)		(437,401,937)
Net increase (decrease) in net assets resulting from operations		$ (392,499,851)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,902,086	$ 115,365,664
Net realized gain (loss)	199,089,981	(309,873,827)
Change in net unrealized appreciation (depreciation)	(636,491,918)	1,591,452,108
Net increase (decrease) in net assets resulting from operations	(392,499,851)	1,396,943,945
Distributions to shareholders from net investment income	(3,492,089)	(115,095,209)
Share transactions - net increase (decrease)	(345,260,987)	(545,969,487)
Redemption fees	2,218	1,473
Total increase (decrease) in net assets	(741,250,709)	735,880,722

Net Assets
Beginning of period	5,913,153,565	5,177,272,843
End of period (including undistributed net investment income of $44,962,234 and undistributed net investment income of $3,552,237, respectively)	$ 5,171,902,856	$ 5,913,153,565

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49	$ 25.37
Income from Investment Operations
Net investment income (loss) E	.14	.33	.47	.47	.45	.42
Net realized and unrealized gain (loss)	(1.34)	3.64	(10.67)	(.05)	4.37	1.00
Total from investment operations	(1.20)	3.97	(10.20)	.42	4.82	1.42
Distributions from net investment income	(.01)	(.34)	(.51)	(.50)	(.89)	(.41)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.34)	(.53)	(2.71)	(4.11)	(1.30)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.60	$ 16.81	$ 13.18	$ 23.91	$ 26.20	$ 25.49
Total Return B, C, D	(7.14)%	30.21%	(42.65)%	1.53%	20.19%	5.87%
Ratios to Average Net Assets F, H
Expenses before reductions	.56% A	.58%	.57%	.55%	.57%	.56%
Expenses net of fee waivers, if any	.56% A	.58%	.57%	.55%	.57%	.56%
Expenses net of all reductions	.56% A	.58%	.57%	.54%	.56%	.55%
Net investment income (loss)	1.60% A	2.29%	2.37%	1.71%	1.76%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,293,219	$ 3,771,733	$ 3,322,799	$ 7,201,655	$ 8,315,159	$ 7,875,801
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39	$ 25.28
Income from Investment Operations
Net investment income (loss) E	.13	.31	.44	.44	.43	.39
Net realized and unrealized gain (loss)	(1.33)	3.63	(10.62)	(.05)	4.35	1.00
Total from investment operations	(1.20)	3.94	(10.18)	.39	4.78	1.39
Distributions from net investment income	(.01)	(.33)	(.48)	(.47)	(.84)	(.39)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.33)	(.50)	(2.68)	(4.06)	(1.28)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 16.75	$ 13.14	$ 23.82	$ 26.11	$ 25.39
Total Return B, C, D	(7.17)%	30.03%	(42.70)%	1.42%	20.08%	5.76%
Ratios to Average Net Assets F, H
Expenses before reductions	.66% A	.68%	.67%	.65%	.67%	.66%
Expenses net of fee waivers, if any	.66% A	.68%	.67%	.65%	.67%	.66%
Expenses net of all reductions	.66% A	.68%	.67%	.64%	.66%	.65%
Net investment income (loss)	1.50% A	2.19%	2.27%	1.61%	1.66%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 367,066	$ 430,383	$ 405,082	$ 920,054	$ 1,118,333	$ 1,079,838
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17	$ 25.09
Income from Investment Operations
Net investment income (loss) E	.11	.29	.41	.39	.38	.35
Net realized and unrealized gain (loss)	(1.31)	3.58	(10.50)	(.04)	4.32	.98
Total from investment operations	(1.20)	3.87	(10.09)	.35	4.70	1.33
Distributions from net investment income	(.01)	(.30)	(.46)	(.44)	(.78)	(.36)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.30)	(.48)	(2.65)	(4.00)	(1.25)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.36	$ 16.57	$ 13.00	$ 23.57	$ 25.87	$ 25.17
Total Return B, C, D	(7.24)%	29.88%	(42.81)%	1.27%	19.93%	5.57%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of all reductions	.81% A	.83%	.82%	.80%	.82%	.80%
Net investment income (loss)	1.35% A	2.04%	2.12%	1.46%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,372,333	$ 1,558,421	$ 1,321,569	$ 2,583,129	$ 2,373,059	$ 1,723,546
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08	$ 25.01
Income from Investment Operations
Net investment income (loss) E	.11	.28	.41	.39	.38	.35
Net realized and unrealized gain (loss)	(1.31)	3.58	(10.45)	(.04)	4.29	.99
Total from investment operations	(1.20)	3.86	(10.04)	.35	4.67	1.34
Distributions from net investment income	(.01)	(.30)	(.45)	(.43)	(.80)	(.38)
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	(.89)
Total distributions	(.01)	(.30)	(.47)	(2.64)	(4.02)	(1.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.28	$ 16.49	$ 12.93	$ 23.44	$ 25.73	$ 25.08
Total Return B, C, D	(7.28)%	29.95%	(42.82)%	1.27%	19.89%	5.61%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.81% A	.83%	.82%	.80%	.82%	.81%
Expenses net of all reductions	.81% A	.83%	.81%	.79%	.81%	.80%
Net investment income (loss)	1.35% A	2.04%	2.12%	1.46%	1.51%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,204	$ 5,259	$ 5,339	$ 13,558	$ 17,089	$ 9,651
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48	$ 24.46
Income from Investment Operations
Net investment income (loss) E	.13	.31	.44	.44	.42	.17
Net realized and unrealized gain (loss)	(1.34)	3.64	(10.63)	(.05)	4.36	.85
Total from investment operations	(1.21)	3.95	(10.19)	.39	4.78	1.02
Distributions from net investment income	(.01)	(.33)	(.49)	(.48)	(.89)	-
Distributions from net realized gain	-	-	(.02)	(2.21)	(3.22)	-
Total distributions	(.01)	(.33)	(.51)	(2.69)	(4.11)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.55	$ 16.77	$ 13.15	$ 23.85	$ 26.15	$ 25.48
Total Return B, C, D	(7.22)%	30.09%	(42.71)%	1.39%	20.04%	4.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.65% A	.68%	.66%	.66%	.69%	.74% A
Expenses net of fee waivers, if any	.65% A	.68%	.66%	.66%	.69%	.74% A
Expenses net of all reductions	.65% A	.68%	.66%	.66%	.69%	.73% A
Net investment income (loss)	1.52% A	2.19%	2.28%	1.60%	1.63%	1.54% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,081	$ 147,358	$ 122,483	$ 230,534	$ 170,050	$ 37,500
Portfolio turnover rate G	30% A	29%	34%	20%	22%	19%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 805,550,846
Gross unrealized depreciation	(1,305,424,800)
Net unrealized appreciation (depreciation)	$ (499,873,954)

Tax cost	$ 5,677,602,506

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $873,122,930 and $1,192,225,755, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 212,087
Service Class 2	1,941,019
Service Class 2 R	7,151
$ 2,160,257

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,276,106
Service Class	144,199
Service Class 2	530,528
Service Class 2R	1,924
Investor Class	116,967
$ 2,069,724

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,444 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,064,108.43%		$ 3,601

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,862 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $623,083.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $9,231,000. The weighted average interest rate was .70%. The interest expense amounted to $180 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $87,717 for the period.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ 2,217,576	$ 75,517,681
Service Class	253,392	8,350,109
Service Class 2	929,687	28,318,758
Service Class 2R	3,105	96,589
Investor Class	88,329	2,812,072
Total	$ 3,492,089	$ 115,095,209

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	2,589,688	8,717,811	$ 44,777,781	$ 119,199,048
Reinvestment of distributions	138,081	4,649,155	2,217,576	75,517,681
Shares redeemed	(15,983,025)	(41,112,018)	(274,866,035)	(560,835,381)
Net increase (decrease)	(13,255,256)	(27,745,052)	$ (227,870,678)	$ (366,118,652)
Service Class
Shares sold	413,298	1,374,191	$ 7,103,293	$ 18,756,098
Reinvestment of distributions	15,827	516,788	253,392	8,350,109
Shares redeemed	(2,495,293)	(7,035,493)	(42,740,428)	(95,421,754)
Net increase (decrease)	(2,066,168)	(5,144,514)	$ (35,383,743)	$ (68,315,547)
Service Class 2
Shares sold	2,927,261	9,883,762	$ 49,401,550	$ 131,168,937
Reinvestment of distributions	58,729	1,771,906	929,687	28,318,758
Shares redeemed	(7,672,531)	(19,265,158)	(129,938,653)	(264,471,751)
Net increase (decrease)	(4,686,541)	(7,609,490)	$ (79,607,416)	$ (104,984,056)
Service Class 2R
Shares sold	156,354	65,422	$ 2,642,315	$ 914,849
Reinvestment of distributions	197	6,094	3,105	96,589
Shares redeemed	(69,509)	(165,320)	(1,167,636)	(2,222,121)
Net increase (decrease)	87,042	(93,804)	$ 1,477,784	$ (1,210,683)
Investor Class
Shares sold	662,402	1,142,867	$ 11,452,697	$ 16,328,956
Reinvestment of distributions	5,510	173,430	88,329	2,812,072
Shares redeemed	(899,227)	(1,842,484)	(15,417,960)	(24,481,577)
Net increase (decrease)	(231,315)	(526,187)	$ (3,876,934)	$ (5,340,549)

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 30% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI2R-SANN-0810
1.833447.104

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.67%
Actual		$ 1,000.00	$ 950.20	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 950.10	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 949.10	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R	.92%
Actual		$ 1,000.00	$ 949.00	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.76%
Actual		$ 1,000.00	$ 950.10	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	4.0
Cisco Systems, Inc.	5.0	4.8
QUALCOMM, Inc.	3.1	3.5
United Technologies Corp.	2.6	2.0
Procter & Gamble Co.	2.6	1.0
Juniper Networks, Inc.	2.5	1.4
Google, Inc. Class A	2.3	4.5
Medco Health Solutions, Inc.	2.1	2.4
Agilent Technologies, Inc.	1.9	2.1
Express Scripts, Inc.	1.6	1.3
	29.6
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.0	37.4
Health Care	15.7	12.6
Consumer Discretionary	15.3	13.2
Industrials	12.7	9.7
Consumer Staples	8.4	7.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 97.8%		Stocks 98.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	9.7%	** Foreign investments	12.9%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Gentex Corp.	405,800	$ 7,296,284
Automobiles - 0.9%
Harley-Davidson, Inc.	1,341,421	29,819,789
Diversified Consumer Services - 1.8%
Navitas Ltd.	2,440,338	9,471,199
Strayer Education, Inc. (c)	184,469	38,349,260
Universal Technical Institute, Inc.	421,355	9,960,832
		57,781,291
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. (a)	13,893	1,900,701
Denny's Corp. (a)	1,076,027	2,797,670
Home Inns & Hotels Management, Inc. sponsored ADR (a)	122,172	4,769,595
Marriott International, Inc. Class A	213,213	6,383,597
McDonald's Corp.	572,800	37,730,336
Starbucks Corp.	1,322,073	32,126,374
Starwood Hotels & Resorts Worldwide, Inc.	279,900	11,596,257
The Cheesecake Factory, Inc. (a)	412,925	9,191,711
		106,496,241
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	272,299	12,460,402
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	353,069	38,576,319
Media - 1.4%
DIRECTV (a)	405,000	13,737,600
Discovery Communications, Inc. Class C (a)	339,191	10,491,178
Interpublic Group of Companies, Inc. (a)	1,581,443	11,275,689
McGraw-Hill Companies, Inc.	402,710	11,332,259
		46,836,726
Multiline Retail - 1.3%
Dollarama, Inc.	718,740	16,710,173
Dollarama, Inc. (d)	128,200	2,980,555
Target Corp.	436,024	21,439,300
		41,130,028
Specialty Retail - 3.0%
Lowe's Companies, Inc.	1,075,491	21,961,526
Ross Stores, Inc.	303,509	16,173,995
TJX Companies, Inc.	554,895	23,277,845
Urban Outfitters, Inc. (a)	566,298	19,474,988
Vitamin Shoppe, Inc.	675,100	17,316,315
		98,204,669
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	498,100	18,205,555

	Shares	Value
lululemon athletica, Inc. (a)	666,600	$ 24,810,852
Polo Ralph Lauren Corp. Class A	207,900	15,168,384
		58,184,791
TOTAL CONSUMER DISCRETIONARY		496,786,540
CONSUMER STAPLES - 8.4%
Beverages - 0.7%
The Coca-Cola Co.	447,541	22,430,755
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	69,600	3,816,168
Walgreen Co.	1,045,369	27,911,352
Whole Foods Market, Inc. (a)	998,000	35,947,960
		67,675,480
Food Products - 0.9%
Diamond Foods, Inc.	432,549	17,777,764
Mead Johnson Nutrition Co. Class A	224,969	11,275,446
		29,053,210
Household Products - 3.8%
Colgate-Palmolive Co.	510,049	40,171,459
Procter & Gamble Co.	1,391,236	83,446,335
		123,617,794
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	205,076	11,428,885
Herbalife Ltd.	377,907	17,402,617
		28,831,502
TOTAL CONSUMER STAPLES		271,608,741
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	541,233	29,951,834
Oil, Gas & Consumable Fuels - 1.4%
Denbury Resources, Inc. (a)	1,458,101	21,346,599
Southwestern Energy Co. (a)	411,474	15,899,355
Whiting Petroleum Corp. (a)	98,800	7,747,896
		44,993,850
TOTAL ENERGY		74,945,684
FINANCIALS - 5.6%
Capital Markets - 0.8%
BlackRock, Inc. Class A	72,709	10,426,471
Charles Schwab Corp.	855,448	12,130,253
Goldman Sachs Group, Inc.	25,158	3,302,491
JMP Group, Inc.	127,100	786,749
		26,645,964
Commercial Banks - 2.1%
M&T Bank Corp. (c)	88,785	7,542,286
PNC Financial Services Group, Inc.	399,089	22,548,529
Wells Fargo & Co.	1,445,227	36,997,811
		67,088,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.2%
American Express Co.	1,027,200	$ 40,779,840
Diversified Financial Services - 0.9%
CME Group, Inc.	40,707	11,461,056
JPMorgan Chase & Co.	454,198	16,628,189
		28,089,245
Insurance - 0.4%
AFLAC, Inc.	321,900	13,735,473
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	436,297	5,938,002
TOTAL FINANCIALS		182,277,150
HEALTH CARE - 15.7%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	176,642	9,042,304
Celgene Corp. (a)	99,335	5,048,205
Clinical Data, Inc. (a)	707,221	8,797,829
Human Genome Sciences, Inc. (a)	396,700	8,989,222
Incyte Corp. (a)	734,200	8,127,594
United Therapeutics Corp. (a)	806,660	39,373,075
		79,378,229
Health Care Equipment & Supplies - 2.0%
AGA Medical Holdings, Inc.	801,896	10,176,060
C. R. Bard, Inc.	36,000	2,791,080
Conceptus, Inc. (a)(c)	392,266	6,111,504
Covidien PLC	128,396	5,158,951
DENTSPLY International, Inc.	61,814	1,848,857
Edwards Lifesciences Corp. (a)	269,112	15,075,654
NuVasive, Inc. (a)(c)	522,251	18,519,020
Sonova Holding AG Class B	51,697	6,344,132
		66,025,258
Health Care Providers & Services - 4.9%
Emergency Medical Services Corp. Class A (a)	208,400	10,217,852
Express Scripts, Inc. (a)	1,138,010	53,509,230
Henry Schein, Inc. (a)	99,019	5,436,143
Medco Health Solutions, Inc. (a)	1,224,306	67,434,774
VCA Antech, Inc. (a)	914,488	22,642,723
		159,240,722
Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	692,449	30,142,305
Life Technologies Corp. (a)	518,390	24,493,928
QIAGEN NV (a)	605,130	11,630,599
Thermo Fisher Scientific, Inc. (a)	281,400	13,802,670
		80,069,502
Pharmaceuticals - 3.8%
Allergan, Inc.	180,200	10,498,452
Biovail Corp.	1,048,700	20,204,628
Novo Nordisk AS Series B	512,963	41,440,628

	Shares	Value
Perrigo Co.	288,400	$ 17,035,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	480,600	24,986,394
Valeant Pharmaceuticals International (a)	172,200	9,004,338
		123,170,228
TOTAL HEALTH CARE		507,883,939
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.5%
Esterline Technologies Corp. (a)	283,674	13,460,331
Goodrich Corp.	404,979	26,829,859
Honeywell International, Inc.	745,307	29,089,332
Precision Castparts Corp.	216,000	22,230,720
TransDigm Group, Inc.	67,298	3,434,217
United Technologies Corp.	1,290,900	83,792,319
		178,836,778
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	324,900	18,083,934
Airlines - 0.4%
Southwest Airlines Co.	1,176,908	13,075,448
Building Products - 0.3%
Lennox International, Inc.	209,322	8,701,516
Commercial Services & Supplies - 0.9%
Higher One Holdings, Inc.	490,600	7,113,700
Republic Services, Inc.	505,000	15,013,650
Steelcase, Inc. Class A	431,402	3,343,366
Waste Connections, Inc. (a)	142,300	4,964,847
		30,435,563
Construction & Engineering - 0.1%
Fluor Corp.	75,600	3,213,000
Electrical Equipment - 0.8%
Acuity Brands, Inc.	217,600	7,916,288
AMETEK, Inc.	406,800	16,333,020
Crompton Greaves Ltd.	576,754	3,185,525
		27,434,833
Industrial Conglomerates - 0.7%
3M Co.	302,892	23,925,439
Machinery - 2.2%
Cummins, Inc.	347,234	22,615,350
Danaher Corp.	483,168	17,935,196
Gardner Denver, Inc.	150,725	6,720,828
Ingersoll-Rand Co. Ltd.	215,347	7,427,318
PACCAR, Inc.	250,300	9,979,461
Weg SA	735,600	6,815,222
		71,493,375
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	97,726	2,033,678
CoStar Group, Inc. (a)(c)	43,900	1,703,320
Equifax, Inc.	59,900	1,680,794
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	60,702	$ 3,546,211
Robert Half International, Inc.	662,050	15,591,278
		24,555,281
Road & Rail - 0.4%
Union Pacific Corp.	201,132	13,980,685
TOTAL INDUSTRIALS		413,735,852
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 11.9%
Cisco Systems, Inc. (a)	7,546,537	160,816,703
DG FastChannel, Inc. (a)	109,045	3,552,686
Juniper Networks, Inc. (a)	3,562,138	81,287,989
Polycom, Inc. (a)	540,519	16,102,061
QUALCOMM, Inc.	3,097,803	101,731,851
Riverbed Technology, Inc. (a)	778,281	21,496,121
		384,987,411
Computers & Peripherals - 6.9%
Apple, Inc. (a)	757,412	190,511,840
EMC Corp. (a)	208,885	3,822,596
NetApp, Inc. (a)	792,600	29,571,906
		223,906,342
Electronic Equipment & Components - 2.5%
Agilent Technologies, Inc. (a)	2,168,146	61,640,391
Corning, Inc.	787,612	12,719,934
IPG Photonics Corp. (a)	280,198	4,267,416
Keyence Corp.	15,800	3,654,250
		82,281,991
Internet Software & Services - 5.5%
Baidu.com, Inc. sponsored ADR (a)	417,575	28,428,506
eBay, Inc. (a)	982,251	19,261,942
Google, Inc. Class A (a)	170,793	75,994,345
The Knot, Inc. (a)	363,317	2,826,606
VeriSign, Inc. (a)	829,618	22,026,358
WebMD Health Corp. (a)	647,450	30,061,104
		178,598,861
IT Services - 2.6%
Accenture PLC Class A	187,435	7,244,363
Cognizant Technology Solutions Corp. Class A (a)	536,200	26,842,172
MasterCard, Inc. Class A	86,414	17,242,185
Visa, Inc. Class A	457,593	32,374,705
		83,703,425

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.5%
Applied Micro Circuits Corp. (a)	512,406	$ 5,370,015
ARM Holdings PLC	806,300	3,336,178
Avago Technologies Ltd.	612,600	12,901,356
Monolithic Power Systems, Inc. (a)	1,034,529	18,476,688
PMC-Sierra, Inc. (a)	234,400	1,762,688
Power Integrations, Inc.	51,201	1,648,416
Rubicon Technology, Inc. (a)	195,634	5,827,937
		49,323,278
Software - 3.1%
Advent Software, Inc. (a)(c)	9,710	455,982
Citrix Systems, Inc. (a)	714,984	30,193,774
Concur Technologies, Inc. (a)	39,505	1,686,073
Informatica Corp. (a)	152,600	3,644,088
Kingdee International Software Group Co. Ltd.	4,414,000	1,663,047
Oracle Corp.	722,431	15,503,369
Red Hat, Inc. (a)	204,900	5,929,806
Salesforce.com, Inc. (a)	141,579	12,150,310
Solera Holdings, Inc.	96,320	3,486,784
VanceInfo Technologies, Inc. ADR (a)	302,915	7,051,861
VMware, Inc. Class A (a)	288,200	18,038,438
		99,803,532
TOTAL INFORMATION TECHNOLOGY		1,102,604,840
MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	462,200	29,955,182
Ecolab, Inc.	149,600	6,718,536
Sherwin-Williams Co.	140,298	9,707,219
The Mosaic Co.	115,300	4,494,394
		50,875,331
Metals & Mining - 1.1%
Compass Minerals International, Inc.	81,793	5,748,412
Consolidated Thompson Iron Mines Ltd. (a)	2,918,100	19,900,809
Newmont Mining Corp.	172,700	10,662,498
		36,311,719
TOTAL MATERIALS		87,187,050
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Syniverse Holdings, Inc. (a)	534,197	10,924,329
Vivo Participacoes SA sponsored ADR	989,700	25,653,024
		36,577,353
TOTAL COMMON STOCKS (Cost $3,106,581,967)		3,173,607,149
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	44,742,294	$ 44,742,294
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	40,308,823	40,308,823
TOTAL MONEY MARKET FUNDS (Cost $85,051,117)		85,051,117
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,191,633,084)	3,258,658,266
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,545,143)
NET ASSETS - 100%	$ 3,246,113,123
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,980,555 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,687
Fidelity Securities Lending Cash Central Fund	296,413
Total	$ 361,100
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 496,786,540	$ 487,315,341	$ 9,471,199	$ -
Consumer Staples	271,608,741	271,608,741	-	-
Energy	74,945,684	74,945,684	-	-
Financials	182,277,150	182,277,150	-	-
Health Care	507,883,939	460,099,179	47,784,760	-
Industrials	413,735,852	410,550,327	3,185,525	-
Information Technology	1,102,604,840	1,093,951,365	8,653,475	-
Materials	87,187,050	87,187,050	-	-
Telecommunication Services	36,577,353	36,577,353	-	-
Money Market Funds	85,051,117	85,051,117	-	-
Total Investments in Securities:	$ 3,258,658,266	$ 3,189,563,307	$ 69,094,959	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,959,160,108 of which $351,276,710, $44,707,854, $1,104,811,876 and $458,363,668 will expire on December 31, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,728,784) - See accompanying schedule: Unaffiliated issuers (cost $3,106,581,967)	$ 3,173,607,149
Fidelity Central Funds (cost $85,051,117)	85,051,117
Total Investments (cost $3,191,633,084)		$ 3,258,658,266
Cash		273,456
Foreign currency held at value (cost $3)		3
Receivable for investments sold		56,453,282
Receivable for fund shares sold		558,248
Dividends receivable		1,362,589
Distributions receivable from Fidelity Central Funds		82,558
Other receivables		215,605
Total assets		3,317,604,007

Liabilities
Payable for investments purchased	$ 26,408,784
Payable for fund shares redeemed	2,402,028
Accrued management fee	1,611,272
Distribution fees payable	135,929
Other affiliated payables	281,625
Other payables and accrued expenses	342,423
Collateral on securities loaned, at value	40,308,823
Total liabilities		71,490,884

Net Assets		$ 3,246,113,123
Net Assets consist of:
Paid in capital		$ 4,933,915,811
Undistributed net investment income		1,537,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,756,354,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,014,245
Net Assets		$ 3,246,113,123

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,321,664,802 ÷ 81,406,259 shares)	$ 28.52

Service Class: Net Asset Value, offering price and redemption price per share ($370,906,199 ÷ 13,043,594 shares)	$ 28.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($462,227,777 ÷ 16,383,161 shares)	$ 28.21

Service Class 2R: Net Asset Value, offering price and redemption price per share ($3,213,862 ÷ 114,110 shares)	$ 28.16

Investor Class: Net Asset Value, offering price and redemption price per share ($88,100,483 ÷ 3,097,175 shares)	$ 28.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 13,945,915
Interest		82
Income from Fidelity Central Funds		361,100
Total income		14,307,097

Expenses
Management fee	$ 10,137,026
Transfer agent fees	1,287,529
Distribution fees	861,208
Accounting and security lending fees	525,115
Custodian fees and expenses	56,435
Independent trustees' compensation	10,803
Appreciation in deferred trustee compensation account	54
Audit	33,843
Legal	6,833
Miscellaneous	165,606
Total expenses before reductions	13,084,452
Expense reductions	(95,727)	12,988,725
Net investment income (loss)		1,318,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	233,648,174
Foreign currency transactions	(219,269)
Total net realized gain (loss)		233,428,905
Change in net unrealized appreciation (depreciation) on: Investment securities	(400,487,151)
Assets and liabilities in foreign currencies	(8,737)
Total change in net unrealized appreciation (depreciation)		(400,495,888)
Net gain (loss)		(167,066,983)
Net increase (decrease) in net assets resulting from operations		$ (165,748,611)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,318,372	$ 11,842,787
Net realized gain (loss)	233,428,905	(453,010,967)
Change in net unrealized appreciation (depreciation)	(400,495,888)	1,274,194,307
Net increase (decrease) in net assets resulting from operations	(165,748,611)	833,026,127
Distributions to shareholders from net investment income	-	(12,825,130)
Distributions to shareholders from net realized gain	(3,011,926)	(2,861,216)
Total distributions	(3,011,926)	(15,686,346)
Share transactions - net increase (decrease)	(254,511,066)	(425,627,981)
Redemption fees	1,231	1,078
Total increase (decrease) in net assets	(423,270,372)	391,712,878

Net Assets
Beginning of period	3,669,383,495	3,277,670,617
End of period (including undistributed net investment income of $1,537,558 and undistributed net investment income of $219,186, respectively)	$ 3,246,113,123	$ 3,669,383,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01
Income from Investment Operations
Net investment income (loss) E	.02	.10	.27	.09	.21	.11
Net realized and unrealized gain (loss)	(1.51)	6.55	(21.55)	9.53	2.09	1.74
Total from investment operations	(1.49)	6.65	(21.28)	9.62	2.30	1.85
Distributions from net investment income	-	(.12)	(.31)	(.33)	(.13)	(.16)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.14) J	(.31)	(.37)	(.13)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.52	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70
Total Return B, C, D	(4.98)%	28.29%	(47.17)%	26.96%	6.85%	5.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.67% A	.69%	.68%	.65%	.68%	.67%
Expenses net of fee waivers, if any	.67% A	.69%	.68%	.65%	.68%	.67%
Expenses net of all reductions	.67% A	.68%	.67%	.64%	.67%	.63%
Net investment income (loss)	.12% A	.41%	.74%	.21%	.61%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,321,665	$ 2,618,954	$ 2,337,892	$ 6,002,656	$ 5,610,629	$ 6,726,655
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88
Income from Investment Operations
Net investment income (loss) E	- I	.08	.23	.04	.18	.08
Net realized and unrealized gain (loss)	(1.49)	6.52	(21.48)	9.51	2.07	1.72
Total from investment operations	(1.49)	6.60	(21.25)	9.55	2.25	1.80
Distributions from net investment income	-	(.09)	(.27)	(.24)	(.09)	(.12)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.11) J	(.27)	(.28)	(.09)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.44	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56
Total Return B, C, D	(4.99)%	28.15%	(47.23)%	26.87%	6.73%	5.67%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.79%	.78%	.75%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.79%	.78%	.75%	.78%	.77%
Expenses net of all reductions	.77% A	.78%	.77%	.74%	.77%	.73%
Net investment income (loss)	.02% A	.31%	.64%	.11%	.51%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,906	$ 421,996	$ 395,759	$ 929,848	$ 877,279	$ 1,086,172
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.17	(.02)	.12	.03
Net realized and unrealized gain (loss)	(1.49)	6.48	(21.29)	9.43	2.07	1.71
Total from investment operations	(1.51)	6.52	(21.12)	9.41	2.19	1.74
Distributions from net investment income	-	(.05)	(.22)	(.15)	(.06)	(.09)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	-	-
Total distributions	(.03)	(.08) J	(.22)	(.18)	(.06)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.21	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29
Total Return B, C, D	(5.09)%	27.97%	(47.31)%	26.66%	6.57%	5.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.94%	.93%	.90%	.94%	.92%
Expenses net of fee waivers, if any	.92% A	.94%	.93%	.90%	.94%	.92%
Expenses net of all reductions	.92% A	.93%	.92%	.89%	.92%	.88%
Net investment income (loss)	(.13)% A	.16%	.49%	(.04)%	.36%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,228	$ 528,819	$ 447,530	$ 898,204	$ 627,754	$ 858,587
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.18	(.01)	.12	.04
Net realized and unrealized gain (loss)	(1.49)	6.46	(21.20)	9.38	2.06	1.70
Total from investment operations	(1.51)	6.50	(21.02)	9.37	2.18	1.74
Distributions from net investment income	-	(.04)	(.14)	(.19)	(.08)	(.10)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.06) J	(.14)	(.23)	(.08)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18
Total Return B, C, D	(5.10)%	27.98%	(47.31)%	26.66%	6.58%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.94%	.93%	.89%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.94%	.93%	.89%	.93%	.92%
Expenses net of all reductions	.91% A	.93%	.92%	.89%	.92%	.88%
Net investment income (loss)	(.13)% A	.16%	.49%	(.04)%	.36%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,214	$ 4,084	$ 3,061	$ 20,051	$ 5,063	$ 5,409
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.01	.08	.24	.04	.17	.03
Net realized and unrealized gain (loss)	(1.50)	6.52	(21.49)	9.50	2.08	1.04
Total from investment operations	(1.49)	6.60	(21.25)	9.54	2.25	1.07
Distributions from net investment income	-	(.09)	(.27)	(.28)	(.14)	-
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.11) K	(.27)	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 28.45	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Total Return B, C, D	(4.99)%	28.14%	(47.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.79%	.77%	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.79%	.77%	.76%	.81%	.83% A
Expenses net of all reductions	.75% A	.78%	.76%	.76%	.80%	.79% A
Net investment income (loss)	.03% A	.31%	.65%	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,100	$ 95,531	$ 93,428	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 329,292,939
Gross unrealized depreciation	(278,957,974)
Net unrealized appreciation (depreciation)	$ 50,334,965

Tax cost	$ 3,208,323,301

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,451,758,022 and $1,722,544,277, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 208,676
Service Class 2	647,760
Service Class 2R	4,772
$ 861,208

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 885,752
Service Class	143,722
Service Class 2	181,221
Service Class 2R	1,286
Investor Class	75,548
$ 1,287,529

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,499 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,257 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $296,413.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,690 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 10,334,573
Service Class	-	1,267,138
Service Class 2	-	932,585
Service Class 2R	-	5,914
Investor Class	-	284,920
Total	$ -	$ 12,825,130
From net realized gain
Initial Class	$ 2,147,000	$ 2,036,641
Service Class	347,612	332,083
Service Class 2	434,679	414,242
Service Class 2R	3,236	3,345
Investor Class	79,399	74,905
Total	$ 3,011,926	$ 2,861,216

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,654,014	3,168,252	$ 51,485,327	$ 80,283,755
Reinvestment of distributions	75,892	426,627	2,147,000	12,371,214
Shares redeemed	(7,518,163)	(15,761,725)	(231,058,545)	(393,809,218)
Net increase (decrease)	(5,788,257)	(12,166,846)	$ (177,426,218)	$ (301,154,249)
Service Class
Shares sold	287,751	601,860	$ 8,955,856	$ 15,078,974
Reinvestment of distributions	12,322	55,581	347,612	1,599,221
Shares redeemed	(1,340,437)	(3,433,675)	(40,997,487)	(86,029,416)
Net increase (decrease)	(1,040,364)	(2,776,234)	$ (31,694,019)	$ (69,351,221)
Service Class 2
Shares sold	785,418	3,094,007	$ 24,123,564	$ 75,154,813
Reinvestment of distributions	15,519	47,559	434,679	1,346,827
Shares redeemed	(2,192,411)	(4,562,964)	(66,621,414)	(113,322,366)
Net increase (decrease)	(1,391,474)	(1,421,398)	$ (42,063,171)	$ (36,820,726)
Service Class 2R
Shares sold	12,420	70,980	$ 382,064	$ 1,731,048
Reinvestment of distributions	116	331	3,236	9,259
Shares redeemed	(35,929)	(65,400)	(1,096,877)	(1,732,958)
Net increase (decrease)	(23,393)	5,911	$ (711,577)	$ 7,349
Investor Class
Shares sold	267,186	347,569	$ 8,265,658	$ 9,118,954
Reinvestment of distributions	2,814	12,514	79,399	359,825
Shares redeemed	(360,248)	(1,151,644)	(10,961,138)	(27,787,913)
Net increase (decrease)	(90,248)	(791,561)	$ (2,616,081)	$ (18,309,134)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and three otherwise unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWT-SANN-0810
1.705692.112

Fidelity® Variable Insurance Products:
Growth Portfolio - Service Class 2R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.67%
Actual		$ 1,000.00	$ 950.20	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Service Class	.77%
Actual		$ 1,000.00	$ 950.10	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class 2.92%
Actual		$ 1,000.00	$ 949.10	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Service Class 2R	.92%
Actual		$ 1,000.00	$ 949.00	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.23	$ 4.61
Investor Class	.76%
Actual		$ 1,000.00	$ 950.10	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.9	4.0
Cisco Systems, Inc.	5.0	4.8
QUALCOMM, Inc.	3.1	3.5
United Technologies Corp.	2.6	2.0
Procter & Gamble Co.	2.6	1.0
Juniper Networks, Inc.	2.5	1.4
Google, Inc. Class A	2.3	4.5
Medco Health Solutions, Inc.	2.1	2.4
Agilent Technologies, Inc.	1.9	2.1
Express Scripts, Inc.	1.6	1.3
	29.6
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	34.0	37.4
Health Care	15.7	12.6
Consumer Discretionary	15.3	13.2
Industrials	12.7	9.7
Consumer Staples	8.4	7.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 97.8%		Stocks 98.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	9.7%	** Foreign investments	12.9%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Gentex Corp.	405,800	$ 7,296,284
Automobiles - 0.9%
Harley-Davidson, Inc.	1,341,421	29,819,789
Diversified Consumer Services - 1.8%
Navitas Ltd.	2,440,338	9,471,199
Strayer Education, Inc. (c)	184,469	38,349,260
Universal Technical Institute, Inc.	421,355	9,960,832
		57,781,291
Hotels, Restaurants & Leisure - 3.3%
Chipotle Mexican Grill, Inc. (a)	13,893	1,900,701
Denny's Corp. (a)	1,076,027	2,797,670
Home Inns & Hotels Management, Inc. sponsored ADR (a)	122,172	4,769,595
Marriott International, Inc. Class A	213,213	6,383,597
McDonald's Corp.	572,800	37,730,336
Starbucks Corp.	1,322,073	32,126,374
Starwood Hotels & Resorts Worldwide, Inc.	279,900	11,596,257
The Cheesecake Factory, Inc. (a)	412,925	9,191,711
		106,496,241
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	272,299	12,460,402
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	353,069	38,576,319
Media - 1.4%
DIRECTV (a)	405,000	13,737,600
Discovery Communications, Inc. Class C (a)	339,191	10,491,178
Interpublic Group of Companies, Inc. (a)	1,581,443	11,275,689
McGraw-Hill Companies, Inc.	402,710	11,332,259
		46,836,726
Multiline Retail - 1.3%
Dollarama, Inc.	718,740	16,710,173
Dollarama, Inc. (d)	128,200	2,980,555
Target Corp.	436,024	21,439,300
		41,130,028
Specialty Retail - 3.0%
Lowe's Companies, Inc.	1,075,491	21,961,526
Ross Stores, Inc.	303,509	16,173,995
TJX Companies, Inc.	554,895	23,277,845
Urban Outfitters, Inc. (a)	566,298	19,474,988
Vitamin Shoppe, Inc.	675,100	17,316,315
		98,204,669
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	498,100	18,205,555

	Shares	Value
lululemon athletica, Inc. (a)	666,600	$ 24,810,852
Polo Ralph Lauren Corp. Class A	207,900	15,168,384
		58,184,791
TOTAL CONSUMER DISCRETIONARY		496,786,540
CONSUMER STAPLES - 8.4%
Beverages - 0.7%
The Coca-Cola Co.	447,541	22,430,755
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	69,600	3,816,168
Walgreen Co.	1,045,369	27,911,352
Whole Foods Market, Inc. (a)	998,000	35,947,960
		67,675,480
Food Products - 0.9%
Diamond Foods, Inc.	432,549	17,777,764
Mead Johnson Nutrition Co. Class A	224,969	11,275,446
		29,053,210
Household Products - 3.8%
Colgate-Palmolive Co.	510,049	40,171,459
Procter & Gamble Co.	1,391,236	83,446,335
		123,617,794
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	205,076	11,428,885
Herbalife Ltd.	377,907	17,402,617
		28,831,502
TOTAL CONSUMER STAPLES		271,608,741
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	541,233	29,951,834
Oil, Gas & Consumable Fuels - 1.4%
Denbury Resources, Inc. (a)	1,458,101	21,346,599
Southwestern Energy Co. (a)	411,474	15,899,355
Whiting Petroleum Corp. (a)	98,800	7,747,896
		44,993,850
TOTAL ENERGY		74,945,684
FINANCIALS - 5.6%
Capital Markets - 0.8%
BlackRock, Inc. Class A	72,709	10,426,471
Charles Schwab Corp.	855,448	12,130,253
Goldman Sachs Group, Inc.	25,158	3,302,491
JMP Group, Inc.	127,100	786,749
		26,645,964
Commercial Banks - 2.1%
M&T Bank Corp. (c)	88,785	7,542,286
PNC Financial Services Group, Inc.	399,089	22,548,529
Wells Fargo & Co.	1,445,227	36,997,811
		67,088,626
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.2%
American Express Co.	1,027,200	$ 40,779,840
Diversified Financial Services - 0.9%
CME Group, Inc.	40,707	11,461,056
JPMorgan Chase & Co.	454,198	16,628,189
		28,089,245
Insurance - 0.4%
AFLAC, Inc.	321,900	13,735,473
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	436,297	5,938,002
TOTAL FINANCIALS		182,277,150
HEALTH CARE - 15.7%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	176,642	9,042,304
Celgene Corp. (a)	99,335	5,048,205
Clinical Data, Inc. (a)	707,221	8,797,829
Human Genome Sciences, Inc. (a)	396,700	8,989,222
Incyte Corp. (a)	734,200	8,127,594
United Therapeutics Corp. (a)	806,660	39,373,075
		79,378,229
Health Care Equipment & Supplies - 2.0%
AGA Medical Holdings, Inc.	801,896	10,176,060
C. R. Bard, Inc.	36,000	2,791,080
Conceptus, Inc. (a)(c)	392,266	6,111,504
Covidien PLC	128,396	5,158,951
DENTSPLY International, Inc.	61,814	1,848,857
Edwards Lifesciences Corp. (a)	269,112	15,075,654
NuVasive, Inc. (a)(c)	522,251	18,519,020
Sonova Holding AG Class B	51,697	6,344,132
		66,025,258
Health Care Providers & Services - 4.9%
Emergency Medical Services Corp. Class A (a)	208,400	10,217,852
Express Scripts, Inc. (a)	1,138,010	53,509,230
Henry Schein, Inc. (a)	99,019	5,436,143
Medco Health Solutions, Inc. (a)	1,224,306	67,434,774
VCA Antech, Inc. (a)	914,488	22,642,723
		159,240,722
Life Sciences Tools & Services - 2.5%
Illumina, Inc. (a)	692,449	30,142,305
Life Technologies Corp. (a)	518,390	24,493,928
QIAGEN NV (a)	605,130	11,630,599
Thermo Fisher Scientific, Inc. (a)	281,400	13,802,670
		80,069,502
Pharmaceuticals - 3.8%
Allergan, Inc.	180,200	10,498,452
Biovail Corp.	1,048,700	20,204,628
Novo Nordisk AS Series B	512,963	41,440,628

	Shares	Value
Perrigo Co.	288,400	$ 17,035,788
Teva Pharmaceutical Industries Ltd. sponsored ADR	480,600	24,986,394
Valeant Pharmaceuticals International (a)	172,200	9,004,338
		123,170,228
TOTAL HEALTH CARE		507,883,939
INDUSTRIALS - 12.7%
Aerospace & Defense - 5.5%
Esterline Technologies Corp. (a)	283,674	13,460,331
Goodrich Corp.	404,979	26,829,859
Honeywell International, Inc.	745,307	29,089,332
Precision Castparts Corp.	216,000	22,230,720
TransDigm Group, Inc.	67,298	3,434,217
United Technologies Corp.	1,290,900	83,792,319
		178,836,778
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	324,900	18,083,934
Airlines - 0.4%
Southwest Airlines Co.	1,176,908	13,075,448
Building Products - 0.3%
Lennox International, Inc.	209,322	8,701,516
Commercial Services & Supplies - 0.9%
Higher One Holdings, Inc.	490,600	7,113,700
Republic Services, Inc.	505,000	15,013,650
Steelcase, Inc. Class A	431,402	3,343,366
Waste Connections, Inc. (a)	142,300	4,964,847
		30,435,563
Construction & Engineering - 0.1%
Fluor Corp.	75,600	3,213,000
Electrical Equipment - 0.8%
Acuity Brands, Inc.	217,600	7,916,288
AMETEK, Inc.	406,800	16,333,020
Crompton Greaves Ltd.	576,754	3,185,525
		27,434,833
Industrial Conglomerates - 0.7%
3M Co.	302,892	23,925,439
Machinery - 2.2%
Cummins, Inc.	347,234	22,615,350
Danaher Corp.	483,168	17,935,196
Gardner Denver, Inc.	150,725	6,720,828
Ingersoll-Rand Co. Ltd.	215,347	7,427,318
PACCAR, Inc.	250,300	9,979,461
Weg SA	735,600	6,815,222
		71,493,375
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	97,726	2,033,678
CoStar Group, Inc. (a)(c)	43,900	1,703,320
Equifax, Inc.	59,900	1,680,794
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	60,702	$ 3,546,211
Robert Half International, Inc.	662,050	15,591,278
		24,555,281
Road & Rail - 0.4%
Union Pacific Corp.	201,132	13,980,685
TOTAL INDUSTRIALS		413,735,852
INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 11.9%
Cisco Systems, Inc. (a)	7,546,537	160,816,703
DG FastChannel, Inc. (a)	109,045	3,552,686
Juniper Networks, Inc. (a)	3,562,138	81,287,989
Polycom, Inc. (a)	540,519	16,102,061
QUALCOMM, Inc.	3,097,803	101,731,851
Riverbed Technology, Inc. (a)	778,281	21,496,121
		384,987,411
Computers & Peripherals - 6.9%
Apple, Inc. (a)	757,412	190,511,840
EMC Corp. (a)	208,885	3,822,596
NetApp, Inc. (a)	792,600	29,571,906
		223,906,342
Electronic Equipment & Components - 2.5%
Agilent Technologies, Inc. (a)	2,168,146	61,640,391
Corning, Inc.	787,612	12,719,934
IPG Photonics Corp. (a)	280,198	4,267,416
Keyence Corp.	15,800	3,654,250
		82,281,991
Internet Software & Services - 5.5%
Baidu.com, Inc. sponsored ADR (a)	417,575	28,428,506
eBay, Inc. (a)	982,251	19,261,942
Google, Inc. Class A (a)	170,793	75,994,345
The Knot, Inc. (a)	363,317	2,826,606
VeriSign, Inc. (a)	829,618	22,026,358
WebMD Health Corp. (a)	647,450	30,061,104
		178,598,861
IT Services - 2.6%
Accenture PLC Class A	187,435	7,244,363
Cognizant Technology Solutions Corp. Class A (a)	536,200	26,842,172
MasterCard, Inc. Class A	86,414	17,242,185
Visa, Inc. Class A	457,593	32,374,705
		83,703,425

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.5%
Applied Micro Circuits Corp. (a)	512,406	$ 5,370,015
ARM Holdings PLC	806,300	3,336,178
Avago Technologies Ltd.	612,600	12,901,356
Monolithic Power Systems, Inc. (a)	1,034,529	18,476,688
PMC-Sierra, Inc. (a)	234,400	1,762,688
Power Integrations, Inc.	51,201	1,648,416
Rubicon Technology, Inc. (a)	195,634	5,827,937
		49,323,278
Software - 3.1%
Advent Software, Inc. (a)(c)	9,710	455,982
Citrix Systems, Inc. (a)	714,984	30,193,774
Concur Technologies, Inc. (a)	39,505	1,686,073
Informatica Corp. (a)	152,600	3,644,088
Kingdee International Software Group Co. Ltd.	4,414,000	1,663,047
Oracle Corp.	722,431	15,503,369
Red Hat, Inc. (a)	204,900	5,929,806
Salesforce.com, Inc. (a)	141,579	12,150,310
Solera Holdings, Inc.	96,320	3,486,784
VanceInfo Technologies, Inc. ADR (a)	302,915	7,051,861
VMware, Inc. Class A (a)	288,200	18,038,438
		99,803,532
TOTAL INFORMATION TECHNOLOGY		1,102,604,840
MATERIALS - 2.7%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	462,200	29,955,182
Ecolab, Inc.	149,600	6,718,536
Sherwin-Williams Co.	140,298	9,707,219
The Mosaic Co.	115,300	4,494,394
		50,875,331
Metals & Mining - 1.1%
Compass Minerals International, Inc.	81,793	5,748,412
Consolidated Thompson Iron Mines Ltd. (a)	2,918,100	19,900,809
Newmont Mining Corp.	172,700	10,662,498
		36,311,719
TOTAL MATERIALS		87,187,050
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Syniverse Holdings, Inc. (a)	534,197	10,924,329
Vivo Participacoes SA sponsored ADR	989,700	25,653,024
		36,577,353
TOTAL COMMON STOCKS (Cost $3,106,581,967)		3,173,607,149
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	44,742,294	$ 44,742,294
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	40,308,823	40,308,823
TOTAL MONEY MARKET FUNDS (Cost $85,051,117)		85,051,117
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,191,633,084)	3,258,658,266
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,545,143)
NET ASSETS - 100%	$ 3,246,113,123
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,980,555 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 64,687
Fidelity Securities Lending Cash Central Fund	296,413
Total	$ 361,100
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 496,786,540	$ 487,315,341	$ 9,471,199	$ -
Consumer Staples	271,608,741	271,608,741	-	-
Energy	74,945,684	74,945,684	-	-
Financials	182,277,150	182,277,150	-	-
Health Care	507,883,939	460,099,179	47,784,760	-
Industrials	413,735,852	410,550,327	3,185,525	-
Information Technology	1,102,604,840	1,093,951,365	8,653,475	-
Materials	87,187,050	87,187,050	-	-
Telecommunication Services	36,577,353	36,577,353	-	-
Money Market Funds	85,051,117	85,051,117	-	-
Total Investments in Securities:	$ 3,258,658,266	$ 3,189,563,307	$ 69,094,959	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,959,160,108 of which $351,276,710, $44,707,854, $1,104,811,876 and $458,363,668 will expire on December 31, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,728,784) - See accompanying schedule: Unaffiliated issuers (cost $3,106,581,967)	$ 3,173,607,149
Fidelity Central Funds (cost $85,051,117)	85,051,117
Total Investments (cost $3,191,633,084)		$ 3,258,658,266
Cash		273,456
Foreign currency held at value (cost $3)		3
Receivable for investments sold		56,453,282
Receivable for fund shares sold		558,248
Dividends receivable		1,362,589
Distributions receivable from Fidelity Central Funds		82,558
Other receivables		215,605
Total assets		3,317,604,007

Liabilities
Payable for investments purchased	$ 26,408,784
Payable for fund shares redeemed	2,402,028
Accrued management fee	1,611,272
Distribution fees payable	135,929
Other affiliated payables	281,625
Other payables and accrued expenses	342,423
Collateral on securities loaned, at value	40,308,823
Total liabilities		71,490,884

Net Assets		$ 3,246,113,123
Net Assets consist of:
Paid in capital		$ 4,933,915,811
Undistributed net investment income		1,537,558
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,756,354,491)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		67,014,245
Net Assets		$ 3,246,113,123

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($2,321,664,802 ÷ 81,406,259 shares)	$ 28.52

Service Class: Net Asset Value, offering price and redemption price per share ($370,906,199 ÷ 13,043,594 shares)	$ 28.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($462,227,777 ÷ 16,383,161 shares)	$ 28.21

Service Class 2R: Net Asset Value, offering price and redemption price per share ($3,213,862 ÷ 114,110 shares)	$ 28.16

Investor Class: Net Asset Value, offering price and redemption price per share ($88,100,483 ÷ 3,097,175 shares)	$ 28.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 13,945,915
Interest		82
Income from Fidelity Central Funds		361,100
Total income		14,307,097

Expenses
Management fee	$ 10,137,026
Transfer agent fees	1,287,529
Distribution fees	861,208
Accounting and security lending fees	525,115
Custodian fees and expenses	56,435
Independent trustees' compensation	10,803
Appreciation in deferred trustee compensation account	54
Audit	33,843
Legal	6,833
Miscellaneous	165,606
Total expenses before reductions	13,084,452
Expense reductions	(95,727)	12,988,725
Net investment income (loss)		1,318,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	233,648,174
Foreign currency transactions	(219,269)
Total net realized gain (loss)		233,428,905
Change in net unrealized appreciation (depreciation) on: Investment securities	(400,487,151)
Assets and liabilities in foreign currencies	(8,737)
Total change in net unrealized appreciation (depreciation)		(400,495,888)
Net gain (loss)		(167,066,983)
Net increase (decrease) in net assets resulting from operations		$ (165,748,611)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,318,372	$ 11,842,787
Net realized gain (loss)	233,428,905	(453,010,967)
Change in net unrealized appreciation (depreciation)	(400,495,888)	1,274,194,307
Net increase (decrease) in net assets resulting from operations	(165,748,611)	833,026,127
Distributions to shareholders from net investment income	-	(12,825,130)
Distributions to shareholders from net realized gain	(3,011,926)	(2,861,216)
Total distributions	(3,011,926)	(15,686,346)
Share transactions - net increase (decrease)	(254,511,066)	(425,627,981)
Redemption fees	1,231	1,078
Total increase (decrease) in net assets	(423,270,372)	391,712,878

Net Assets
Beginning of period	3,669,383,495	3,277,670,617
End of period (including undistributed net investment income of $1,537,558 and undistributed net investment income of $219,186, respectively)	$ 3,246,113,123	$ 3,669,383,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70	$ 32.01
Income from Investment Operations
Net investment income (loss) E	.02	.10	.27	.09	.21	.11
Net realized and unrealized gain (loss)	(1.51)	6.55	(21.55)	9.53	2.09	1.74
Total from investment operations	(1.49)	6.65	(21.28)	9.62	2.30	1.85
Distributions from net investment income	-	(.12)	(.31)	(.33)	(.13)	(.16)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.14) J	(.31)	(.37)	(.13)	(.16)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.52	$ 30.04	$ 23.53	$ 45.12	$ 35.87	$ 33.70
Total Return B, C, D	(4.98)%	28.29%	(47.17)%	26.96%	6.85%	5.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.67% A	.69%	.68%	.65%	.68%	.67%
Expenses net of fee waivers, if any	.67% A	.69%	.68%	.65%	.68%	.67%
Expenses net of all reductions	.67% A	.68%	.67%	.64%	.67%	.63%
Net investment income (loss)	.12% A	.41%	.74%	.21%	.61%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,321,665	$ 2,618,954	$ 2,337,892	$ 6,002,656	$ 5,610,629	$ 6,726,655
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.14 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56	$ 31.88
Income from Investment Operations
Net investment income (loss) E	- I	.08	.23	.04	.18	.08
Net realized and unrealized gain (loss)	(1.49)	6.52	(21.48)	9.51	2.07	1.72
Total from investment operations	(1.49)	6.60	(21.25)	9.55	2.25	1.80
Distributions from net investment income	-	(.09)	(.27)	(.24)	(.09)	(.12)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.11) J	(.27)	(.28)	(.09)	(.12)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.44	$ 29.96	$ 23.47	$ 44.99	$ 35.72	$ 33.56
Total Return B, C, D	(4.99)%	28.15%	(47.23)%	26.87%	6.73%	5.67%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.79%	.78%	.75%	.78%	.77%
Expenses net of fee waivers, if any	.77% A	.79%	.78%	.75%	.78%	.77%
Expenses net of all reductions	.77% A	.78%	.77%	.74%	.77%	.73%
Net investment income (loss)	.02% A	.31%	.64%	.11%	.51%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,906	$ 421,996	$ 395,759	$ 929,848	$ 877,279	$ 1,086,172
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29	$ 31.64
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.17	(.02)	.12	.03
Net realized and unrealized gain (loss)	(1.49)	6.48	(21.29)	9.43	2.07	1.71
Total from investment operations	(1.51)	6.52	(21.12)	9.41	2.19	1.74
Distributions from net investment income	-	(.05)	(.22)	(.15)	(.06)	(.09)
Distributions from net realized gain	(.03)	(.02)	-	(.03)	-	-
Total distributions	(.03)	(.08) J	(.22)	(.18)	(.06)	(.09)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.21	$ 29.75	$ 23.31	$ 44.65	$ 35.42	$ 33.29
Total Return B, C, D	(5.09)%	27.97%	(47.31)%	26.66%	6.57%	5.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.94%	.93%	.90%	.94%	.92%
Expenses net of fee waivers, if any	.92% A	.94%	.93%	.90%	.94%	.92%
Expenses net of all reductions	.92% A	.93%	.92%	.89%	.92%	.88%
Net investment income (loss)	(.13)% A	.16%	.49%	(.04)%	.36%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 462,228	$ 528,819	$ 447,530	$ 898,204	$ 627,754	$ 858,587
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.08 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.023 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18	$ 31.54
Income from Investment Operations
Net investment income (loss) E	(.02)	.04	.18	(.01)	.12	.04
Net realized and unrealized gain (loss)	(1.49)	6.46	(21.20)	9.38	2.06	1.70
Total from investment operations	(1.51)	6.50	(21.02)	9.37	2.18	1.74
Distributions from net investment income	-	(.04)	(.14)	(.19)	(.08)	(.10)
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.06) J	(.14)	(.23)	(.08)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 28.16	$ 29.70	$ 23.26	$ 44.42	$ 35.28	$ 33.18
Total Return B, C, D	(5.10)%	27.98%	(47.31)%	26.66%	6.58%	5.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.92% A	.94%	.93%	.89%	.93%	.92%
Expenses net of fee waivers, if any	.92% A	.94%	.93%	.89%	.93%	.92%
Expenses net of all reductions	.91% A	.93%	.92%	.89%	.92%	.88%
Net investment income (loss)	(.13)% A	.16%	.49%	(.04)%	.36%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,214	$ 4,084	$ 3,061	$ 20,051	$ 5,063	$ 5,409
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67	$ 32.60
Income from Investment Operations
Net investment income (loss) E	.01	.08	.24	.04	.17	.03
Net realized and unrealized gain (loss)	(1.50)	6.52	(21.49)	9.50	2.08	1.04
Total from investment operations	(1.49)	6.60	(21.25)	9.54	2.25	1.07
Distributions from net investment income	-	(.09)	(.27)	(.28)	(.14)	-
Distributions from net realized gain	(.03)	(.02)	-	(.04)	-	-
Total distributions	(.03)	(.11) K	(.27)	(.32)	(.14)	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 28.45	$ 29.97	$ 23.48	$ 45.00	$ 35.78	$ 33.67
Total Return B, C, D	(4.99)%	28.14%	(47.22)%	26.81%	6.72%	3.28%
Ratios to Average Net Assets F, I
Expenses before reductions	.76% A	.79%	.77%	.76%	.81%	.83% A
Expenses net of fee waivers, if any	.76% A	.79%	.77%	.76%	.81%	.83% A
Expenses net of all reductions	.75% A	.78%	.76%	.76%	.80%	.79% A
Net investment income (loss)	.03% A	.31%	.65%	.09%	.49%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,100	$ 95,531	$ 93,428	$ 181,705	$ 76,965	$ 24,166
Portfolio turnover rate G	83% A	134%	161%	109%	114%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.11 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.023 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Service Class 2R shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 329,292,939
Gross unrealized depreciation	(278,957,974)
Net unrealized appreciation (depreciation)	$ 50,334,965

Tax cost	$ 3,208,323,301

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,451,758,022 and $1,722,544,277, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 208,676
Service Class 2	647,760
Service Class 2R	4,772
$ 861,208

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 885,752
Service Class	143,722
Service Class 2	181,221
Service Class 2R	1,286
Investor Class	75,548
$ 1,287,529

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,499 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,257 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $296,413.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $95,690 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $37.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 10,334,573
Service Class	-	1,267,138
Service Class 2	-	932,585
Service Class 2R	-	5,914
Investor Class	-	284,920
Total	$ -	$ 12,825,130
From net realized gain
Initial Class	$ 2,147,000	$ 2,036,641
Service Class	347,612	332,083
Service Class 2	434,679	414,242
Service Class 2R	3,236	3,345
Investor Class	79,399	74,905
Total	$ 3,011,926	$ 2,861,216

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,654,014	3,168,252	$ 51,485,327	$ 80,283,755
Reinvestment of distributions	75,892	426,627	2,147,000	12,371,214
Shares redeemed	(7,518,163)	(15,761,725)	(231,058,545)	(393,809,218)
Net increase (decrease)	(5,788,257)	(12,166,846)	$ (177,426,218)	$ (301,154,249)
Service Class
Shares sold	287,751	601,860	$ 8,955,856	$ 15,078,974
Reinvestment of distributions	12,322	55,581	347,612	1,599,221
Shares redeemed	(1,340,437)	(3,433,675)	(40,997,487)	(86,029,416)
Net increase (decrease)	(1,040,364)	(2,776,234)	$ (31,694,019)	$ (69,351,221)
Service Class 2
Shares sold	785,418	3,094,007	$ 24,123,564	$ 75,154,813
Reinvestment of distributions	15,519	47,559	434,679	1,346,827
Shares redeemed	(2,192,411)	(4,562,964)	(66,621,414)	(113,322,366)
Net increase (decrease)	(1,391,474)	(1,421,398)	$ (42,063,171)	$ (36,820,726)
Service Class 2R
Shares sold	12,420	70,980	$ 382,064	$ 1,731,048
Reinvestment of distributions	116	331	3,236	9,259
Shares redeemed	(35,929)	(65,400)	(1,096,877)	(1,732,958)
Net increase (decrease)	(23,393)	5,911	$ (711,577)	$ 7,349
Investor Class
Shares sold	267,186	347,569	$ 8,265,658	$ 9,118,954
Reinvestment of distributions	2,814	12,514	79,399	359,825
Shares redeemed	(360,248)	(1,151,644)	(10,961,138)	(27,787,913)
Net increase (decrease)	(90,248)	(791,561)	$ (2,616,081)	$ (18,309,134)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund and three otherwise unaffiliated shareholders were the owners of record of 45% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRWTR-SANN-0810
1.833448.104

Fidelity® Variable Insurance Products:
High Income Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.70%
Actual		$ 1,000.00	$ 1,034.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,034.20	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,032.80	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Initial Class R	.70%
Actual		$ 1,000.00	$ 1,034.20	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R	.80%
Actual		$ 1,000.00	$ 1,032.40	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.95%
Actual		$ 1,000.00	$ 1,034.80	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.73%
Actual		$ 1,000.00	$ 1,034.20	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.5	2.8
Nielsen Finance LLC/Nielsen Finance Co.	2.0	1.9
Ship Finance International Ltd.	1.9	1.8
Nextel Communications, Inc.	1.5	1.3
International Lease Finance Corp.	1.4	0.2
	9.3
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	15.0	14.3
Energy	7.8	7.8
Healthcare	7.0	7.6
Diversified Financial Services	6.5	1.2
Electric Utilities	6.2	8.2
Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 2.2%	BBB 2.2%
BB 28.5%	BB 30.8%
B 46.7%	B 39.0%
CCC,CC,C 14.8%	CCC,CC,C 21.5%
Not Rated 2.7%	Not Rated 2.3%
Equities 0.5%	Equities 0.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Nonconvertible Bonds 88.4%		Nonconvertible Bonds 88.8%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 6.0%		Floating Rate Loans 6.9%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	17.2%	** Foreign investments	15.9%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 1,040,000	$ 577,200
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	2,230,000	1,839,750
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	2,902,600	2,436,370
TOTAL CONVERTIBLE BONDS		4,853,320
Nonconvertible Bonds - 88.4%
Aerospace - 0.9%
BE Aerospace, Inc. 8.5% 7/1/18	3,730,000	3,916,500
Sequa Corp.:
11.75% 12/1/15 (c)	3,750,000	3,693,750
13.5% 12/1/15 pay-in-kind (c)	1,345,605	1,365,789
		8,976,039
Air Transportation - 2.7%
American Airlines, Inc. 10.5% 10/15/12 (c)	1,990,000	2,079,550
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	475,729	390,098
8.608% 10/1/12	535,000	516,275
10.375% 7/2/19	1,876,983	2,092,836
AMR Corp. 9% 8/1/12	1,980,000	1,732,500
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	550,465	489,913
8.388% 5/1/22	387,913	360,759
9.798% 4/1/21	6,093,647	5,667,092
Continental Airlines, Inc. 9.25% 5/10/17	1,075,000	1,107,250
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	1,690,000	1,782,950
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,213,341	2,124,808
8.954% 8/10/14	1,922,152	1,893,319
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	918,557	808,330
United Air Lines, Inc.:
9.875% 8/1/13 (c)	795,000	822,030
12% 11/1/13 (c)	1,005,000	1,052,738
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,821,893	2,342,171
9.75% 1/15/17	2,445,000	2,597,813
12% 1/15/16 (c)	875,000	916,563
		28,776,995

	Principal Amount	Value
Automotive - 2.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	$ 3,250,000	$ 3,120,000
10.625% 3/15/18	710,000	747,275
Ford Motor Credit Co. LLC:
7% 4/15/15	3,380,000	3,363,100
8% 6/1/14	1,840,000	1,890,600
8% 12/15/16	4,870,000	4,982,502
12% 5/15/15	3,495,000	4,027,988
General Motors Acceptance Corp. 6.875% 8/28/12	4,155,000	4,144,613
Lear Corp. 7.875% 3/15/18	2,850,000	2,842,875
Navistar International Corp. 8.25% 11/1/21	4,720,000	4,779,000
		29,897,953
Banks and Thrifts - 3.1%
Bank of America Corp.:
8% (d)	995,000	962,663
8.125% (d)	2,985,000	2,902,913
CIT Group, Inc.:
7% 5/1/13	372,017	357,136
7% 5/1/14	3,723,026	3,481,029
7% 5/1/15	1,548,026	1,420,314
7% 5/1/16	3,540,044	3,212,590
7% 5/1/17	5,417,062	4,888,898
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	5,245,000	4,327,125
GMAC LLC:
6.75% 12/1/14	4,400,000	4,268,000
8% 12/31/18	1,220,000	1,128,500
8% 11/1/31	2,275,000	2,104,375
Zions Bancorp. 7.75% 9/23/14	3,225,000	3,287,372
		32,340,915
Broadcasting - 1.8%
Belo Corp. 8% 11/15/16	1,700,000	1,759,500
Clear Channel Communications, Inc.:
5.5% 9/15/14	3,360,000	1,848,000
11.75% 8/1/16 pay-in-kind (d)	2,190,000	1,381,981
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	560,000	557,200
Series B 9.25% 12/15/17 (c)	3,780,000	3,798,900
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	2,390,000	2,366,100
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	6,904,400	5,530,424
Univision Communications, Inc. 12% 7/1/14 (c)	1,975,000	2,118,188
		19,360,293
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 4.0%
Cablevision Systems Corp.:
7.75% 4/15/18	$ 1,635,000	$ 1,635,000
8% 4/15/20	1,635,000	1,659,525
8.625% 9/15/17 (c)	2,525,000	2,550,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (c)	985,000	987,463
8.125% 4/30/20 (c)	2,345,000	2,374,313
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	7,435,000	7,407,119
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	2,137,796	2,498,549
CSC Holdings LLC:
8.5% 4/15/14	2,370,000	2,476,650
8.5% 6/15/15	3,680,000	3,799,600
8.625% 2/15/19	1,940,000	2,039,328
EchoStar Communications Corp. 7.125% 2/1/16	1,280,000	1,286,400
Insight Communications, Inc. 9.375% 7/15/18 (c)	2,660,000	2,660,000
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,214,125
UPC Germany GmbH 8.125% 12/1/17 (c)	2,880,000	2,822,400
Videotron Ltd. 9.125% 4/15/18	2,010,000	2,185,875
		41,596,597
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,840,000	2,811,600
Coleman Cable, Inc. 9% 2/15/18 (c)	2,815,000	2,744,625
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (c)	3,480,000	3,366,900
11.75% 8/1/16	2,145,000	2,252,250
		11,175,375
Chemicals - 2.3%
Huntsman International LLC:
5.5% 6/30/16 (c)	3,245,000	2,855,600
7.875% 11/15/14	490,000	474,075
LBI Escrow Corp. 8% 11/1/17 (c)	4,300,000	4,418,250
Lyondell Chemical Co. 11% 5/1/18	4,945,000	5,303,513
NOVA Chemicals Corp.:
3.7476% 11/15/13 (d)	5,325,000	4,899,000
6.5% 1/15/12	2,320,000	2,331,600
8.375% 11/1/16	1,990,000	1,990,000
8.625% 11/1/19	1,985,000	1,985,000
		24,257,038

	Principal Amount	Value
Consumer Products - 0.5%
ACCO Brands Corp. 10.625% 3/15/15	$ 2,030,000	$ 2,172,100
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	3,114,813
		5,286,913
Containers - 1.5%
Berry Plastics Corp.:
5.0528% 2/15/15 (d)	1,980,000	1,881,000
8.25% 11/15/15	3,880,000	3,880,000
8.875% 9/15/14	2,490,000	2,390,400
9.5% 5/15/18 (c)	4,465,000	4,063,150
Crown Cork & Seal, Inc. 7.375% 12/15/26	3,648,000	3,319,680
		15,534,230
Diversified Financial Services - 5.1%
GMAC, Inc. 8% 3/15/20 (c)	6,215,000	6,137,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (c)	4,405,000	4,272,850
8% 1/15/18 (c)	3,995,000	3,875,150
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	1,275,000	816,000
Ineos Finance PLC 9% 5/15/15 (c)	2,505,000	2,495,606
International Lease Finance Corp.:
5.625% 9/20/13	1,530,000	1,380,825
5.65% 6/1/14	1,315,000	1,167,063
6.375% 3/25/13	360,000	337,500
6.625% 11/15/13	1,640,000	1,508,800
8.625% 9/15/15 (c)	3,090,000	2,920,050
8.75% 3/15/17 (c)	6,100,000	5,734,000
MU Finance PLC 8.375% 2/1/17 (c)	2,755,000	2,644,800
National Money Mart Co. 10.375% 12/15/16 (c)	3,010,000	3,055,150
Nuveen Investments, Inc.:
5.5% 9/15/15	1,025,000	707,250
10.5% 11/15/15	1,025,000	896,875
Penson Worldwide, Inc. 12.5% 5/15/17 (c)	1,245,000	1,241,888
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,177,200
SLM Corp. 8% 3/25/20	5,650,000	4,965,887
Sprint Capital Corp. 8.75% 3/15/32	3,345,000	3,194,475
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	3,225,000	3,365,933
		53,894,615
Diversified Media - 3.6%
Affinion Group, Inc. 11.5% 10/15/15	5,340,000	5,607,000
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,200,000	2,271,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 490,000	$ 480,200
10% 7/15/17	1,120,000	1,234,800
Liberty Media Corp. 8.25% 2/1/30	255,000	234,600
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	8,345,000	7,865,163
10% 8/1/14	5,140,000	5,281,350
11.5% 5/1/16	2,275,000	2,491,125
11.625% 2/1/14	4,320,000	4,730,400
Quebecor Media, Inc.:
7.75% 3/15/16	3,905,000	3,826,900
7.75% 3/15/16	3,585,000	3,513,300
		37,536,338
Electric Utilities - 5.0%
AES Corp.:
7.75% 3/1/14	905,000	916,313
7.75% 10/15/15	3,745,000	3,791,813
8% 10/15/17	2,060,000	2,070,300
9.75% 4/15/16 (c)	3,010,000	3,235,750
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	5,890,500
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	3,190,000	2,508,138
Intergen NV 9% 6/30/17 (c)	3,755,000	3,736,225
Mirant Americas Generation LLC:
8.5% 10/1/21	5,990,000	5,510,800
9.125% 5/1/31	4,630,000	4,259,600
NRG Energy, Inc. 7.375% 2/1/16	3,710,000	3,682,175
NSG Holdings II, LLC 7.75% 12/15/25 (c)	9,620,000	8,465,600
Otter Tail Corp. 9% 12/15/16	2,460,000	2,632,200
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,185,800
		52,885,214
Energy - 7.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	2,110,000	1,816,974
6.95% 6/15/19	990,000	864,855
Antero Resources Finance Corp. 9.375% 12/1/17 (c)	3,240,000	3,240,000
Atlas Pipeline Partners LP 8.125% 12/15/15	360,000	331,200
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	430,000	408,500
7.75% 5/15/17	890,000	845,500
9.5% 5/15/16	1,225,000	1,237,250
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,745,000

	Principal Amount	Value
Denbury Resources, Inc. 9.75% 3/1/16	$ 3,675,000	$ 3,941,438
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,289,600
Forest Oil Corp. 8.5% 2/15/14	4,380,000	4,566,150
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,733,750
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	1,990,000	1,766,125
LINN Energy LLC 8.625% 4/15/20 (c)	3,055,000	3,127,556
OPTI Canada, Inc.:
8.25% 12/15/14	3,920,000	3,430,000
9% 12/15/12 (c)	1,710,000	1,727,100
Pan American Energy LLC 7.875% 5/7/21 (c)	4,125,000	4,083,750
Parker Drilling Co. 9.125% 4/1/18 (c)	2,605,000	2,448,700
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	771,925
9.125% 7/15/13	5,320,000	5,572,700
10.5% 8/1/14	725,000	779,375
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,901,325
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,365,000	3,365,000
7.5% 1/15/20	3,360,000	3,460,800
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	4,029,075
7.625% 6/1/18	1,535,000	1,506,142
10% 3/1/16	3,207,000	3,399,420
Quicksilver Resources, Inc.:
7.125% 4/1/16	4,920,000	4,514,100
9.125% 8/15/19	2,080,000	2,100,800
11.75% 1/1/16	2,250,000	2,486,250
		80,490,360
Entertainment/Film - 0.3%
MCE Finance Ltd. 10.25% 5/15/18 (c)	3,125,000	3,281,250
Food and Drug Retail - 0.7%
Albertsons, Inc. 7.75% 6/15/26	435,000	361,050
SUPERVALU, Inc. 8% 5/1/16	2,500,000	2,468,750
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (c)	3,365,000	2,767,713
Tops Markets LLC 10.125% 10/15/15 (c)	1,870,000	1,926,100
		7,523,613
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	735,000	711,113
Gaming - 2.3%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (c)(d)	1,010,000	666,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority: - continued
8% 11/15/13 (c)	$ 3,410,000	$ 2,387,000
Las Vegas Sands Corp. 6.375% 2/15/15	1,295,000	1,243,200
MGM Mirage, Inc.:
6.625% 7/15/15	1,600,000	1,248,000
7.5% 6/1/16	400,000	316,000
Scientific Games Corp.:
7.875% 6/15/16 (c)	5,230,000	5,151,550
9.25% 6/15/19	1,920,000	1,968,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,205,000	5,087,888
7.25% 5/1/12	2,075,000	2,028,313
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (c)(d)	3,525,000	2,811,188
9.125% 2/1/15 (c)	1,290,000	1,080,375
		23,988,114
Healthcare - 7.0%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (c)	1,830,000	1,944,375
12.375% 11/1/14 (c)	1,000,000	1,067,500
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (d)	995,000	1,069,625
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	8,375,000	8,730,938
HCA, Inc.:
8.5% 4/15/19	2,125,000	2,241,875
9.125% 11/15/14	6,670,000	6,953,475
9.25% 11/15/16	8,519,000	8,987,545
9.625% 11/15/16 pay-in-kind (d)	5,401,000	5,725,060
9.875% 2/15/17	1,610,000	1,710,625
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	1,830,000	1,788,825
9% 5/15/16	2,875,000	2,882,188
Mylan, Inc. 7.625% 7/15/17 (c)	1,255,000	1,289,513
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,235,000	9,211,913
7% 1/15/16	1,665,000	1,644,188
Psychiatric Solutions, Inc. 7.75% 7/15/15	435,000	438,263
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,607,000
Valeant Pharmaceuticals International:
7.625% 3/15/20 (c)	1,955,000	2,306,900
8.375% 6/15/16	485,000	557,750

	Principal Amount	Value
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	$ 5,045,000	$ 4,868,425
8% 2/1/18 (c)	2,690,000	2,595,850
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,203,000
6.5% 6/1/16	460,000	461,150
6.625% 10/15/14	2,835,000	2,877,525
		73,163,508
Homebuilding/Real Estate - 0.8%
KB Home 7.25% 6/15/18	2,965,000	2,631,438
Lennar Corp. 12.25% 6/1/17	1,650,000	1,864,500
Standard Pacific Corp.:
7% 8/15/15	1,070,000	984,400
8.375% 5/15/18	995,000	947,738
10.75% 9/15/16	2,405,000	2,525,250
		8,953,326
Hotels - 0.9%
Host Hotels & Resorts LP 9% 5/15/17	2,195,000	2,326,700
Host Marriott LP 7.125% 11/1/13	6,900,000	6,934,500
		9,261,200
Leisure - 2.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,080,000	3,045,350
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,865,000	1,846,350
NCL Corp. Ltd. 11.75% 11/15/16	1,490,000	1,579,400
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,746,938
11.875% 7/15/15	1,440,000	1,652,400
yankee:
7% 6/15/13	3,985,000	3,965,075
7.25% 6/15/16	6,940,000	6,801,200
7.5% 10/15/27	1,400,000	1,226,680
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	1,612,520
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (c)	1,245,000	1,251,225
10.875% 11/15/16 (c)	2,130,000	2,204,550
		26,931,688
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (c)	1,035,000	1,077,746
CONSOL Energy, Inc.:
8% 4/1/17 (c)	2,640,000	2,732,400
8.25% 4/1/20 (c)	1,760,000	1,839,200
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	842,450
FMG Finance Property Ltd. 10% 9/1/13 (c)	3,100,000	3,270,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 5,595,000	$ 5,462,119
Severstal Columbus LLC 10.25% 2/15/18 (c)	4,340,000	4,383,400
		19,607,815
Paper - 1.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (c)	2,790,000	2,741,175
Domtar Corp.:
7.125% 8/15/15	357,000	374,850
10.75% 6/1/17	2,305,000	2,760,238
Rock-Tenn Co. 9.25% 3/15/16	420,000	445,200
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,495,000	1,420,250
11.5% 7/1/14	2,615,000	2,804,588
		10,546,301
Services - 3.3%
ARAMARK Corp.:
3.8466% 2/1/15 (d)	7,820,000	7,194,400
8.5% 2/1/15	3,080,000	3,118,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,750,000	2,640,000
7.75% 5/15/16	3,195,000	3,003,300
9.625% 3/15/18 (c)	825,000	833,250
FTI Consulting, Inc. 7.625% 6/15/13	1,960,000	1,940,400
Hertz Corp.:
8.875% 1/1/14	3,460,000	3,494,600
10.5% 1/1/16	2,085,000	2,163,188
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	5,700,000	5,429,250
Rural/Metro Corp. 12.75% 3/15/16	1,770,000	1,876,200
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	3,000,000	3,075,000
		34,768,088
Shipping - 2.9%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	2,255,000	2,266,275
9.5% 12/15/14	4,737,000	4,547,520
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	408,500
8.125% 3/30/18	2,895,000	2,847,956
Ship Finance International Ltd. 8.5% 12/15/13	20,075,000	19,673,473
Western Express, Inc. 12.5% 4/15/15 (c)	1,025,000	940,438
		30,684,162

	Principal Amount	Value
Steels - 1.7%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	$ 3,210,000	$ 2,728,500
Edgen Murray Corp. 12.25% 1/15/15 (c)	5,015,000	4,237,675
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,155,000	2,997,250
Steel Dynamics, Inc.:
6.75% 4/1/15	5,775,000	5,652,570
7.625% 3/15/20 (c)	450,000	442,125
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,639,913
		17,698,033
Super Retail - 1.3%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,295,938
Intcomex, Inc. 13.25% 12/15/14 (c)	2,550,000	2,652,000
Netflix, Inc. 8.5% 11/15/17	2,140,000	2,228,168
QVC, Inc. 7.125% 4/15/17 (c)	1,470,000	1,462,650
Sonic Automotive, Inc. 9% 3/15/18	965,000	969,825
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (c)	830,000	913,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	3,575,000	3,673,313
		14,194,894
Technology - 4.8%
Amkor Technology, Inc. 7.375% 5/1/18 (c)	3,460,000	3,373,500
Avaya, Inc.:
9.75% 11/1/15	2,160,000	2,019,600
10.125% 11/1/15 pay-in-kind (d)	7,399,645	6,918,668
First Data Corp. 10.55% 9/24/15 pay-in-kind (d)	3,213,015	2,258,875
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (d)	3,145,979	2,815,651
9.25% 4/15/18 (c)	2,705,000	2,650,900
10.125% 12/15/16	1,200,000	948,000
Jabil Circuit, Inc.:
7.75% 7/15/16	2,385,000	2,492,325
8.25% 3/15/18	430,000	455,800
Lucent Technologies, Inc.:
6.45% 3/15/29	5,430,000	3,583,800
6.5% 1/15/28	4,915,000	3,243,900
Seagate HDD Cayman 6.875% 5/1/20 (c)	1,730,000	1,639,175
SunGard Data Systems, Inc. 10.25% 8/15/15	2,045,000	2,111,463
Terremark Worldwide, Inc. 12% 6/15/17	4,020,000	4,542,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Viasystems, Inc. 12% 1/15/15 (c)	$ 1,625,000	$ 1,755,000
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,468,568
		50,277,825
Telecommunications - 14.5%
Citizens Communications Co.:
7.875% 1/15/27	940,000	836,600
9% 8/15/31	2,685,000	2,490,338
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	3,195,000	3,187,013
Clearwire Escrow Corp. 12% 12/1/15 (c)	7,570,000	7,551,075
Cleveland Unlimited, Inc. 13.5% 12/15/10 (c)(d)	1,275,000	1,198,500
Cricket Communications, Inc.:
7.75% 5/15/16	1,915,000	1,953,300
9.375% 11/1/14	1,020,000	1,035,300
10% 7/15/15	2,055,000	2,147,475
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,145,000	3,082,100
8.875% 1/15/15 (c)	5,750,000	5,548,750
9.125% 1/15/15 pay-in-kind (c)(d)	3,357,000	3,256,290
10.5% 4/15/18 (c)	830,000	850,750
12% 4/1/14 (c)	1,430,000	1,594,450
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,786,175
Frontier Communications Corp.:
7.875% 4/15/15 (c)	1,760,000	1,777,600
8.125% 10/1/18	5,125,000	5,073,750
8.25% 5/1/14	1,945,000	2,022,800
8.25% 4/15/17 (c)	2,585,000	2,604,388
8.5% 4/15/20 (c)	880,000	884,400
Global Crossing Ltd. 12% 9/15/15 (c)	915,000	969,900
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)	10,155,000	9,675,458
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	5,125,000	5,368,438
11.5% 6/15/16	1,203,000	1,278,188
Intelsat Ltd.:
6.5% 11/1/13	7,705,000	7,223,438
7.625% 4/15/12	3,855,000	3,855,000
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	585,000	591,581
8.875% 1/15/15	6,240,000	6,341,400
MetroPCS Wireless, Inc.:
9.25% 11/1/14	3,335,000	3,435,050
9.25% 11/1/14	1,755,000	1,807,650
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,540,113
6.875% 10/31/13	3,945,000	3,821,719

	Principal Amount	Value
7.375% 8/1/15	$ 7,615,000	$ 7,234,250
NII Capital Corp.:
8.875% 12/15/19	2,735,000	2,803,375
10% 8/15/16	2,495,000	2,625,988
PAETEC Holding Corp.:
8.875% 6/30/17	2,590,000	2,577,050
8.875% 6/30/17 (c)	1,005,000	999,975
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	2,465,000	2,452,675
7.5% 2/15/14	900,000	902,250
8% 10/1/15 (c)	2,080,000	2,137,200
Qwest Corp. 3.7871% 6/15/13 (d)	385,000	381,150
Sprint Capital Corp. 6.875% 11/15/28	4,075,000	3,382,250
Sprint Nextel Corp.:
6% 12/1/16	8,405,000	7,543,488
8.375% 8/15/17	5,065,000	5,065,000
U.S. West Communications 7.5% 6/15/23	6,035,000	5,778,513
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	4,510,000	4,622,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	4,825,000	4,379,291
		151,674,194
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	2,680,000	2,559,400
TOTAL NONCONVERTIBLE BONDS		927,833,399
TOTAL CORPORATE BONDS (Cost $912,092,414)		932,686,719
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (c)(d) (Cost $57,833)	92,036	60,238
Common Stocks - 0.1%
	Shares
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)	23,060	814,018
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a)	54	872
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f)	48,889	$ 303,601
TOTAL COMMON STOCKS (Cost $2,736,180)		1,118,491
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,203,710
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (c)	2,510	1,945,250
TOTAL PREFERRED STOCKS (Cost $4,609,697)		4,148,960
Floating Rate Loans - 6.0%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.5651% 12/3/14 (d)	$ 2,370,000	2,144,850
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (d)	2,967,758	2,641,304
US Airways Group, Inc. term loan 2.8128% 3/23/14 (d)	4,295,000	3,393,050
		6,034,354
Automotive - 0.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.2875% 12/27/14 (d)	3,664,698	3,215,773
Tranche C, term loan 2.2875% 12/27/15 (d)	2,466,044	2,139,293
Ford Motor Co. term loan 3.331% 12/15/13 (d)	4,224,214	3,986,602
		9,341,668
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (d)	3,835,648	3,183,588
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (d)	4,950,000	4,554,000
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,833,144	1,819,396
Tranche 2LN, term loan 10% 9/2/16 (d)	2,070,000	2,028,600
		3,847,996

	Principal Amount	Value
Diversified Financial Services - 1.2%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/2/16 (d)	$ 4,195,000	$ 4,168,781
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,965,075	3,965,075
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (d)	2,130,000	1,629,450
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	1,964,000	1,944,360
Tranche 2LN, term loan 7% 3/17/16 (d)	1,441,000	1,422,988
		13,130,654
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (d)	940,239	866,195
term loan 3.5334% 3/30/14 (d)	10,240,082	9,433,676
		10,299,871
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	957,375
Technology - 0.4%
Avaya, Inc. term loan 3.2597% 10/24/14 (d)	2,298,106	1,962,008
First Data Corp.:
Tranche B1, term loan 3.0972% 9/24/14 (d)	900,738	758,872
Tranche B3, term loan 3.0972% 9/24/14 (d)	1,259,967	1,061,522
		3,782,402
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.8503% 7/3/15 (d)	4,425,000	4,314,375
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (d)	830,000	763,600
		5,077,975
TOTAL FLOATING RATE LOANS (Cost $60,529,716)		62,354,733
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e) (Cost $49,611,513)	49,611,513	$ 49,611,513
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,029,637,353)		1,049,980,654
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,032,155)
NET ASSETS - 100%		$ 1,048,948,499
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,926,986 or 28.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $303,601 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,026
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,117,619	$ 814,018	$ -	$ 303,601
Financials	1,945,250	-	1,945,250	-
Materials	872	872	-	-
Utilities	2,203,710	-	2,203,710	-
Corporate Bonds	932,686,719	-	932,686,719	-
Commercial Mortgage Securities	60,238	-	-	60,238
Floating Rate Loans	62,354,733	-	62,354,733	-
Money Market Funds	49,611,513	49,611,513	-	-
Total Investments in Securities:	$ 1,049,980,654	$ 50,426,403	$ 999,190,412	$ 363,839
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 431,931
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(64,519)
Cost of Purchases	-
Proceeds of Sales	(3,875)
Amortization/Accretion	302
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 363,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (64,519)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
Bermuda	6.9%
Canada	3.7%
Liberia	1.5%
Cayman Islands	1.5%
Others (Individually Less Than 1%)	4.0%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $238,711,832 of which $88,480,642, $70,783,139 and $79,448,051 will expire on December 31, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $980,025,840)	$ 1,000,369,141
Fidelity Central Funds (cost $49,611,513)	49,611,513
Total Investments (cost $1,029,637,353)		$ 1,049,980,654
Cash		592,150
Receivable for investments sold		9,165,728
Receivable for fund shares sold		159,636
Interest receivable		19,233,988
Distributions receivable from Fidelity Central Funds		7,637
Other receivables		1,415
Total assets		1,079,141,208

Liabilities
Payable for investments purchased	$ 26,754,314
Payable for fund shares redeemed	2,733,276
Accrued management fee	486,461
Distribution fees payable	38,367
Other affiliated payables	92,363
Other payables and accrued expenses	87,928
Total liabilities		30,192,709

Net Assets		$ 1,048,948,499
Net Assets consist of:
Paid in capital		$ 1,199,914,615
Undistributed net investment income		52,555,115
Accumulated undistributed net realized gain (loss) on investments		(223,853,670)
Net unrealized appreciation (depreciation) on investments		20,332,439
Net Assets		$ 1,048,948,499

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($569,349,690 ÷ 104,073,330 shares)	$ 5.47

Service Class: Net Asset Value, offering price and redemption price per share ($95,816,811 ÷ 17,606,851 shares)	$ 5.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($125,191,990 ÷ 23,387,878 shares)	$ 5.35

Initial Class R: Net Asset Value, offering price and redemption price per share ($29,410,469 ÷ 5,392,805 shares)	$ 5.45

Service Class R: Net Asset Value, offering price and redemption price per share ($37,311,614 ÷ 6,878,971 shares)	$ 5.42

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,968,209 ÷ 368,212 shares)	$ 5.35

Investor Class: Net Asset Value, offering price and redemption price per share ($189,899,716 ÷ 34,813,113 shares)	$ 5.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 86,062
Interest		48,492,872
Income from Fidelity Central Funds		40,026
Total income		48,618,960

Expenses
Management fee	$ 3,141,381
Transfer agent fees	417,418
Distribution fees	273,065
Accounting fees and expenses	195,524
Custodian fees and expenses	13,032
Independent trustees' compensation	3,266
Audit	34,102
Legal	16,136
Interest	902
Miscellaneous	52,622
Total expenses before reductions	4,147,448
Expense reductions	(661)	4,146,787
Net investment income		44,472,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,828,409
Change in net unrealized appreciation (depreciation) on investment securities		(24,518,045)
Net gain (loss)		(8,689,636)
Net increase (decrease) in net assets resulting from operations		$ 35,782,537

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,472,173	$ 88,146,519
Net realized gain (loss)	15,828,409	(80,957,504)
Change in net unrealized appreciation (depreciation)	(24,518,045)	340,753,509
Net increase (decrease) in net assets resulting from operations	35,782,537	347,942,524
Distributions to shareholders from net investment income	-	(82,969,090)
Share transactions - net increase (decrease)	(147,396,238)	122,868,111
Redemption fees	97,688	89,023
Total increase (decrease) in net assets	(111,516,013)	387,930,568

Net Assets
Beginning of period	1,160,464,512	772,533,944
End of period (including undistributed net investment income of $52,555,115 and undistributed net investment income of $8,082,942, respectively)	$ 1,048,948,499	$ 1,160,464,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00
Income from Investment Operations
Net investment income E	.219	.438	.475	.485	.476	.457
Net realized and unrealized gain (loss)	(.039)	1.298	(1.990)	(.311)	.216	(.281)
Total from investment operations	.180	1.736	(1.515)	.174	.692	.176
Distributions from net investment income	-	(.406)	(.506)	(.545)	(.512)	(1.006)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.47	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17
Total Return B, C, D	3.40%	43.96%	(24.98)%	2.79%	11.24%	2.70%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.70%	.71%	.68%	.71%	.70%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.68%	.71%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.68%	.71%	.70%
Net investment income	8.14% A	9.02%	8.48%	7.47%	7.40%	6.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,350	$ 608,802	$ 451,824	$ 726,409	$ 922,565	$ 1,080,002
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97
Income from Investment Operations
Net investment income E	.215	.429	.469	.477	.467	.448
Net realized and unrealized gain (loss)	(.035)	1.281	(1.971)	(.312)	.218	(.283)
Total from investment operations	.180	1.710	(1.502)	.165	.685	.165
Distributions from net investment income	-	(.400)	(.499)	(.536)	(.505)	(.995)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.44	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14
Total Return B, C, D	3.42%	43.41%	(24.87)%	2.66%	11.18%	2.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Net investment income	8.04% A	8.92%	8.39%	7.37%	7.30%	6.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,817	$ 103,511	$ 95,461	$ 180,837	$ 277,546	$ 319,380
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91
Income from Investment Operations
Net investment income E	.209	.422	.450	.461	.453	.433
Net realized and unrealized gain (loss)	(.039)	1.264	(1.949)	(.305)	.216	(.284)
Total from investment operations	.170	1.686	(1.499)	.156	.669	.149
Distributions from net investment income	-	(.396)	(.492)	(.527)	(.499)	(.979)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.35	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08
Total Return B, C, D	3.28%	43.46%	(25.14)%	2.54%	11.02%	2.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.95%	.96%	.93%	.97%	.95%
Expenses net of fee waivers, if any	.95% A	.95%	.96%	.93%	.97%	.95%
Expenses net of all reductions	.95% A	.95%	.96%	.93%	.97%	.95%
Net investment income	7.89% A	8.77%	8.23%	7.22%	7.14%	6.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,192	$ 181,377	$ 87,077	$ 97,266	$ 110,503	$ 86,757
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Income from Investment Operations
Net investment income E	.219	.440	.471	.479	.475	.455
Net realized and unrealized gain (loss)	(.039)	1.286	(1.975)	(.313)	.218	(.288)
Total from investment operations	.180	1.726	(1.504)	.166	.693	.167
Distributions from net investment income	-	(.406)	(.507)	(.547)	(.513)	(1.007)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.45	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	3.42%	43.82%	(24.88)%	2.65%	11.27%	2.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.70%	.70%	.68%	.71%	.70%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.68%	.71%	.70%
Expenses net of all reductions	.70% A	.69%	.70%	.67%	.71%	.70%
Net investment income	8.14% A	9.02%	8.49%	7.47%	7.39%	6.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,410	$ 34,080	$ 19,801	$ 19,401	$ 93	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Income from Investment Operations
Net investment income E	.215	.431	.467	.471	.467	.447
Net realized and unrealized gain (loss)	(.045)	1.280	(1.959)	(.318)	.219	(.282)
Total from investment operations	.170	1.711	(1.492)	.153	.686	.165
Distributions from net investment income	-	(.401)	(.499)	(.544)	(.506)	(.995)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.42	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14
Total Return B, C, D	3.24%	43.56%	(24.79)%	2.45%	11.19%	2.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.77%	.81%	.80%
Net investment income	8.04% A	8.92%	8.39%	7.37%	7.30%	6.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,312	$ 47,873	$ 26,572	$ 33,129	$ 92	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Income from Investment Operations
Net investment income E	.208	.416	.451	.453	.453	.433
Net realized and unrealized gain (loss)	(.028)	1.257	(1.940)	(.294)	.214	(.282)
Total from investment operations	.180	1.673	(1.489)	.159	.667	.151
Distributions from net investment income	-	(.393)	(.492)	(.540)	(.497)	(.981)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.35	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08
Total Return B, C, D	3.48%	43.13%	(24.99)%	2.59%	10.99%	2.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.95%	.95%	.93%	.96%	.94%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.93%	.96%	.94%
Expenses net of all reductions	.95% A	.94%	.95%	.92%	.96%	.94%
Net investment income	7.89% A	8.77%	8.24%	7.23%	7.14%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,968	$ 2,016	$ 1,487	$ 2,347	$ 92	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.218	.441	.473	.477	.471	.193
Net realized and unrealized gain (loss)	(.038)	1.274	(1.971)	(.317)	.220	(.089)
Total from investment operations	.180	1.715	(1.498)	.160	.691	.104
Distributions from net investment income	-	(.405)	(.503)	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	- J	.001	.001	-	-
Net asset value, end of period	$ 5.45	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	3.42%	43.43%	(24.76)%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.73%	.74%	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.75%	.80%	.82% A
Expenses net of all reductions	.73% A	.73%	.74%	.75%	.79%	.82% A
Net investment income	8.11% A	8.99%	8.45%	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,900	$ 182,806	$ 90,312	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,829,700
Gross unrealized depreciation	(21,965,480)
Net unrealized appreciation (depreciation)	$ 26,864,220
Tax cost	$ 1,023,116,434

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $458,575,055 and $568,889,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 50,657
Service Class 2	198,447
Service Class R	21,314
Service Class 2R	2,647
$ 273,065

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 211,550
Service Class	34,457
Service Class 2	55,509
Initial Class R	10,346
Service Class R	14,083
Service Class 2R	699
Investor Class	90,774
$ 417,418

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,458,333.43%		$ 902

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,276 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $661.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 43,747,787
Service Class	-	7,425,935
Service Class 2	-	12,835,833
Initial Class R	-	2,441,349
Service Class R	-	3,419,501
Service Class 2R	-	146,215
Investor Class	-	12,952,470
Total	$ -	$ 82,969,090

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	6,514,992	20,216,701	$ 35,437,949	$ 94,993,807
Reinvestment of distributions	-	8,357,240	-	43,747,787
Shares redeemed	(17,558,642)	(27,414,117)	(94,989,140)	(129,625,734)
Net increase (decrease)	(11,043,650)	1,159,824	$ (59,551,191)	$ 9,115,860
Service Class
Shares sold	844,955	2,777,781	$ 4,584,743	$ 12,897,331
Reinvestment of distributions	-	1,427,657	-	7,425,935
Shares redeemed	(2,904,196)	(8,725,159)	(15,653,381)	(41,193,317)
Net increase (decrease)	(2,059,241)	(4,519,721)	$ (11,068,638)	$ (20,870,051)
Service Class 2
Shares sold	11,246,887	24,366,893	$ 60,513,503	$ 112,451,939
Reinvestment of distributions	-	2,502,443	-	12,835,833
Shares redeemed	(22,866,014)	(14,230,958)	(120,978,123)	(64,857,511)
Net increase (decrease)	(11,619,127)	12,638,378	$ (60,464,620)	$ 60,430,261

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class R
Shares sold	1,518,026	4,004,167	$ 8,268,535	$ 17,798,935
Reinvestment of distributions	-	468,040	-	2,441,349
Shares redeemed	(2,589,632)	(3,016,877)	(13,896,361)	(13,725,409)
Net increase (decrease)	(1,071,606)	1,455,330	$ (5,627,826)	$ 6,514,875
Service Class R
Shares sold	2,648,462	7,453,151	$ 14,416,667	$ 33,119,246
Reinvestment of distributions	-	659,445	-	3,419,501
Shares redeemed	(4,895,149)	(5,739,021)	(26,219,943)	(26,100,257)
Net increase (decrease)	(2,246,687)	2,373,575	$ (11,803,276)	$ 10,438,490
Service Class 2R
Shares sold	63,981	190,944	$ 339,387	$ 835,730
Reinvestment of distributions	-	28,591	-	146,215
Shares redeemed	(85,473)	(212,466)	(455,064)	(995,434)
Net increase (decrease)	(21,492)	7,069	$ (115,677)	$ (13,489)
Investor Class
Shares sold	15,091,746	20,189,376	$ 81,631,928	$ 92,880,106
Reinvestment of distributions	-	2,482,010	-	12,952,470
Shares redeemed	(14,939,961)	(10,842,692)	(80,396,938)	(48,580,411)
Net increase (decrease)	151,785	11,828,694	$ 1,234,990	$ 57,252,165

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0810
1.705694.112

Fidelity® Variable Insurance Products:
High Income Portfolio - Class R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.70%
Actual		$ 1,000.00	$ 1,034.00	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class	.80%
Actual		$ 1,000.00	$ 1,034.20	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2.95%
Actual		$ 1,000.00	$ 1,032.80	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Initial Class R	.70%
Actual		$ 1,000.00	$ 1,034.20	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Service Class R	.80%
Actual		$ 1,000.00	$ 1,032.40	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class 2R	.95%
Actual		$ 1,000.00	$ 1,034.80	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76
Investor Class	.73%
Actual		$ 1,000.00	$ 1,034.20	$ 3.68
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 3.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.5	2.8
Nielsen Finance LLC/Nielsen Finance Co.	2.0	1.9
Ship Finance International Ltd.	1.9	1.8
Nextel Communications, Inc.	1.5	1.3
International Lease Finance Corp.	1.4	0.2
	9.3
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	15.0	14.3
Energy	7.8	7.8
Healthcare	7.0	7.6
Diversified Financial Services	6.5	1.2
Electric Utilities	6.2	8.2
Quality Diversification (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
AAA,AA,A 0.0%	AAA,AA,A 0.4%
BBB 2.2%	BBB 2.2%
BB 28.5%	BB 30.8%
B 46.7%	B 39.0%
CCC,CC,C 14.8%	CCC,CC,C 21.5%
Not Rated 2.7%	Not Rated 2.3%
Equities 0.5%	Equities 0.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Nonconvertible Bonds 88.4%		Nonconvertible Bonds 88.8%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 0.7%
	Common Stocks 0.1%		Common Stocks 0.1%
	Floating Rate Loans 6.0%		Floating Rate Loans 6.9%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	17.2%	** Foreign investments	15.9%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	$ 1,040,000	$ 577,200
Metals/Mining - 0.2%
Massey Energy Co. 3.25% 8/1/15	2,230,000	1,839,750
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	2,902,600	2,436,370
TOTAL CONVERTIBLE BONDS		4,853,320
Nonconvertible Bonds - 88.4%
Aerospace - 0.9%
BE Aerospace, Inc. 8.5% 7/1/18	3,730,000	3,916,500
Sequa Corp.:
11.75% 12/1/15 (c)	3,750,000	3,693,750
13.5% 12/1/15 pay-in-kind (c)	1,345,605	1,365,789
		8,976,039
Air Transportation - 2.7%
American Airlines, Inc. 10.5% 10/15/12 (c)	1,990,000	2,079,550
American Airlines, Inc. pass-thru trust certificates:
6.977% 11/23/22	475,729	390,098
8.608% 10/1/12	535,000	516,275
10.375% 7/2/19	1,876,983	2,092,836
AMR Corp. 9% 8/1/12	1,980,000	1,732,500
Continental Airlines, Inc. pass-thru trust certificates:
7.875% 7/2/18	550,465	489,913
8.388% 5/1/22	387,913	360,759
9.798% 4/1/21	6,093,647	5,667,092
Continental Airlines, Inc. 9.25% 5/10/17	1,075,000	1,107,250
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	1,690,000	1,782,950
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,213,341	2,124,808
8.954% 8/10/14	1,922,152	1,893,319
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	918,557	808,330
United Air Lines, Inc.:
9.875% 8/1/13 (c)	795,000	822,030
12% 11/1/13 (c)	1,005,000	1,052,738
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,821,893	2,342,171
9.75% 1/15/17	2,445,000	2,597,813
12% 1/15/16 (c)	875,000	916,563
		28,776,995

	Principal Amount	Value
Automotive - 2.8%
ArvinMeritor, Inc.:
8.125% 9/15/15	$ 3,250,000	$ 3,120,000
10.625% 3/15/18	710,000	747,275
Ford Motor Credit Co. LLC:
7% 4/15/15	3,380,000	3,363,100
8% 6/1/14	1,840,000	1,890,600
8% 12/15/16	4,870,000	4,982,502
12% 5/15/15	3,495,000	4,027,988
General Motors Acceptance Corp. 6.875% 8/28/12	4,155,000	4,144,613
Lear Corp. 7.875% 3/15/18	2,850,000	2,842,875
Navistar International Corp. 8.25% 11/1/21	4,720,000	4,779,000
		29,897,953
Banks and Thrifts - 3.1%
Bank of America Corp.:
8% (d)	995,000	962,663
8.125% (d)	2,985,000	2,902,913
CIT Group, Inc.:
7% 5/1/13	372,017	357,136
7% 5/1/14	3,723,026	3,481,029
7% 5/1/15	1,548,026	1,420,314
7% 5/1/16	3,540,044	3,212,590
7% 5/1/17	5,417,062	4,888,898
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	5,245,000	4,327,125
GMAC LLC:
6.75% 12/1/14	4,400,000	4,268,000
8% 12/31/18	1,220,000	1,128,500
8% 11/1/31	2,275,000	2,104,375
Zions Bancorp. 7.75% 9/23/14	3,225,000	3,287,372
		32,340,915
Broadcasting - 1.8%
Belo Corp. 8% 11/15/16	1,700,000	1,759,500
Clear Channel Communications, Inc.:
5.5% 9/15/14	3,360,000	1,848,000
11.75% 8/1/16 pay-in-kind (d)	2,190,000	1,381,981
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	560,000	557,200
Series B 9.25% 12/15/17 (c)	3,780,000	3,798,900
Nexstar Broadcasting, Inc./Mission, Inc. 8.875% 4/15/17 (c)	2,390,000	2,366,100
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	6,904,400	5,530,424
Univision Communications, Inc. 12% 7/1/14 (c)	1,975,000	2,118,188
		19,360,293
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - 4.0%
Cablevision Systems Corp.:
7.75% 4/15/18	$ 1,635,000	$ 1,635,000
8% 4/15/20	1,635,000	1,659,525
8.625% 9/15/17 (c)	2,525,000	2,550,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18 (c)	985,000	987,463
8.125% 4/30/20 (c)	2,345,000	2,374,313
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	7,435,000	7,407,119
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	2,137,796	2,498,549
CSC Holdings LLC:
8.5% 4/15/14	2,370,000	2,476,650
8.5% 6/15/15	3,680,000	3,799,600
8.625% 2/15/19	1,940,000	2,039,328
EchoStar Communications Corp. 7.125% 2/1/16	1,280,000	1,286,400
Insight Communications, Inc. 9.375% 7/15/18 (c)	2,660,000	2,660,000
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,214,125
UPC Germany GmbH 8.125% 12/1/17 (c)	2,880,000	2,822,400
Videotron Ltd. 9.125% 4/15/18	2,010,000	2,185,875
		41,596,597
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	2,840,000	2,811,600
Coleman Cable, Inc. 9% 2/15/18 (c)	2,815,000	2,744,625
RBS Global, Inc. / Rexnord Corp.:
8.5% 5/1/18 (c)	3,480,000	3,366,900
11.75% 8/1/16	2,145,000	2,252,250
		11,175,375
Chemicals - 2.3%
Huntsman International LLC:
5.5% 6/30/16 (c)	3,245,000	2,855,600
7.875% 11/15/14	490,000	474,075
LBI Escrow Corp. 8% 11/1/17 (c)	4,300,000	4,418,250
Lyondell Chemical Co. 11% 5/1/18	4,945,000	5,303,513
NOVA Chemicals Corp.:
3.7476% 11/15/13 (d)	5,325,000	4,899,000
6.5% 1/15/12	2,320,000	2,331,600
8.375% 11/1/16	1,990,000	1,990,000
8.625% 11/1/19	1,985,000	1,985,000
		24,257,038

	Principal Amount	Value
Consumer Products - 0.5%
ACCO Brands Corp. 10.625% 3/15/15	$ 2,030,000	$ 2,172,100
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	3,114,813
		5,286,913
Containers - 1.5%
Berry Plastics Corp.:
5.0528% 2/15/15 (d)	1,980,000	1,881,000
8.25% 11/15/15	3,880,000	3,880,000
8.875% 9/15/14	2,490,000	2,390,400
9.5% 5/15/18 (c)	4,465,000	4,063,150
Crown Cork & Seal, Inc. 7.375% 12/15/26	3,648,000	3,319,680
		15,534,230
Diversified Financial Services - 5.1%
GMAC, Inc. 8% 3/15/20 (c)	6,215,000	6,137,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (c)	4,405,000	4,272,850
8% 1/15/18 (c)	3,995,000	3,875,150
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(d)	1,275,000	816,000
Ineos Finance PLC 9% 5/15/15 (c)	2,505,000	2,495,606
International Lease Finance Corp.:
5.625% 9/20/13	1,530,000	1,380,825
5.65% 6/1/14	1,315,000	1,167,063
6.375% 3/25/13	360,000	337,500
6.625% 11/15/13	1,640,000	1,508,800
8.625% 9/15/15 (c)	3,090,000	2,920,050
8.75% 3/15/17 (c)	6,100,000	5,734,000
MU Finance PLC 8.375% 2/1/17 (c)	2,755,000	2,644,800
National Money Mart Co. 10.375% 12/15/16 (c)	3,010,000	3,055,150
Nuveen Investments, Inc.:
5.5% 9/15/15	1,025,000	707,250
10.5% 11/15/15	1,025,000	896,875
Penson Worldwide, Inc. 12.5% 5/15/17 (c)	1,245,000	1,241,888
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,177,200
SLM Corp. 8% 3/25/20	5,650,000	4,965,887
Sprint Capital Corp. 8.75% 3/15/32	3,345,000	3,194,475
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	3,225,000	3,365,933
		53,894,615
Diversified Media - 3.6%
Affinion Group, Inc. 11.5% 10/15/15	5,340,000	5,607,000
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(d)	2,200,000	2,271,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 490,000	$ 480,200
10% 7/15/17	1,120,000	1,234,800
Liberty Media Corp. 8.25% 2/1/30	255,000	234,600
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	8,345,000	7,865,163
10% 8/1/14	5,140,000	5,281,350
11.5% 5/1/16	2,275,000	2,491,125
11.625% 2/1/14	4,320,000	4,730,400
Quebecor Media, Inc.:
7.75% 3/15/16	3,905,000	3,826,900
7.75% 3/15/16	3,585,000	3,513,300
		37,536,338
Electric Utilities - 5.0%
AES Corp.:
7.75% 3/1/14	905,000	916,313
7.75% 10/15/15	3,745,000	3,791,813
8% 10/15/17	2,060,000	2,070,300
9.75% 4/15/16 (c)	3,010,000	3,235,750
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	5,890,500
Dynegy Holdings, Inc. 7.5% 6/1/15 (c)	3,190,000	2,508,138
Intergen NV 9% 6/30/17 (c)	3,755,000	3,736,225
Mirant Americas Generation LLC:
8.5% 10/1/21	5,990,000	5,510,800
9.125% 5/1/31	4,630,000	4,259,600
NRG Energy, Inc. 7.375% 2/1/16	3,710,000	3,682,175
NSG Holdings II, LLC 7.75% 12/15/25 (c)	9,620,000	8,465,600
Otter Tail Corp. 9% 12/15/16	2,460,000	2,632,200
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,185,800
		52,885,214
Energy - 7.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	2,110,000	1,816,974
6.95% 6/15/19	990,000	864,855
Antero Resources Finance Corp. 9.375% 12/1/17 (c)	3,240,000	3,240,000
Atlas Pipeline Partners LP 8.125% 12/15/15	360,000	331,200
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	430,000	408,500
7.75% 5/15/17	890,000	845,500
9.5% 5/15/16	1,225,000	1,237,250
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	3,745,000

	Principal Amount	Value
Denbury Resources, Inc. 9.75% 3/1/16	$ 3,675,000	$ 3,941,438
Drummond Co., Inc. 7.375% 2/15/16	5,510,000	5,289,600
Forest Oil Corp. 8.5% 2/15/14	4,380,000	4,566,150
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,733,750
Hercules Offshore, Inc. 10.5% 10/15/17 (c)	1,990,000	1,766,125
LINN Energy LLC 8.625% 4/15/20 (c)	3,055,000	3,127,556
OPTI Canada, Inc.:
8.25% 12/15/14	3,920,000	3,430,000
9% 12/15/12 (c)	1,710,000	1,727,100
Pan American Energy LLC 7.875% 5/7/21 (c)	4,125,000	4,083,750
Parker Drilling Co. 9.125% 4/1/18 (c)	2,605,000	2,448,700
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	771,925
9.125% 7/15/13	5,320,000	5,572,700
10.5% 8/1/14	725,000	779,375
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,901,325
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,365,000	3,365,000
7.5% 1/15/20	3,360,000	3,460,800
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	4,029,075
7.625% 6/1/18	1,535,000	1,506,142
10% 3/1/16	3,207,000	3,399,420
Quicksilver Resources, Inc.:
7.125% 4/1/16	4,920,000	4,514,100
9.125% 8/15/19	2,080,000	2,100,800
11.75% 1/1/16	2,250,000	2,486,250
		80,490,360
Entertainment/Film - 0.3%
MCE Finance Ltd. 10.25% 5/15/18 (c)	3,125,000	3,281,250
Food and Drug Retail - 0.7%
Albertsons, Inc. 7.75% 6/15/26	435,000	361,050
SUPERVALU, Inc. 8% 5/1/16	2,500,000	2,468,750
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (c)	3,365,000	2,767,713
Tops Markets LLC 10.125% 10/15/15 (c)	1,870,000	1,926,100
		7,523,613
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	735,000	711,113
Gaming - 2.3%
Chukchansi Economic Development Authority:
4.1226% 11/15/12 (c)(d)	1,010,000	666,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority: - continued
8% 11/15/13 (c)	$ 3,410,000	$ 2,387,000
Las Vegas Sands Corp. 6.375% 2/15/15	1,295,000	1,243,200
MGM Mirage, Inc.:
6.625% 7/15/15	1,600,000	1,248,000
7.5% 6/1/16	400,000	316,000
Scientific Games Corp.:
7.875% 6/15/16 (c)	5,230,000	5,151,550
9.25% 6/15/19	1,920,000	1,968,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,205,000	5,087,888
7.25% 5/1/12	2,075,000	2,028,313
Snoqualmie Entertainment Authority:
4.1356% 2/1/14 (c)(d)	3,525,000	2,811,188
9.125% 2/1/15 (c)	1,290,000	1,080,375
		23,988,114
Healthcare - 7.0%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (c)	1,830,000	1,944,375
12.375% 11/1/14 (c)	1,000,000	1,067,500
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (d)	995,000	1,069,625
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	8,375,000	8,730,938
HCA, Inc.:
8.5% 4/15/19	2,125,000	2,241,875
9.125% 11/15/14	6,670,000	6,953,475
9.25% 11/15/16	8,519,000	8,987,545
9.625% 11/15/16 pay-in-kind (d)	5,401,000	5,725,060
9.875% 2/15/17	1,610,000	1,710,625
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	1,830,000	1,788,825
9% 5/15/16	2,875,000	2,882,188
Mylan, Inc. 7.625% 7/15/17 (c)	1,255,000	1,289,513
Omega Healthcare Investors, Inc.:
7% 4/1/14	9,235,000	9,211,913
7% 1/15/16	1,665,000	1,644,188
Psychiatric Solutions, Inc. 7.75% 7/15/15	435,000	438,263
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,607,000
Valeant Pharmaceuticals International:
7.625% 3/15/20 (c)	1,955,000	2,306,900
8.375% 6/15/16	485,000	557,750

	Principal Amount	Value
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18	$ 5,045,000	$ 4,868,425
8% 2/1/18 (c)	2,690,000	2,595,850
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,203,000
6.5% 6/1/16	460,000	461,150
6.625% 10/15/14	2,835,000	2,877,525
		73,163,508
Homebuilding/Real Estate - 0.8%
KB Home 7.25% 6/15/18	2,965,000	2,631,438
Lennar Corp. 12.25% 6/1/17	1,650,000	1,864,500
Standard Pacific Corp.:
7% 8/15/15	1,070,000	984,400
8.375% 5/15/18	995,000	947,738
10.75% 9/15/16	2,405,000	2,525,250
		8,953,326
Hotels - 0.9%
Host Hotels & Resorts LP 9% 5/15/17	2,195,000	2,326,700
Host Marriott LP 7.125% 11/1/13	6,900,000	6,934,500
		9,261,200
Leisure - 2.6%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	3,080,000	3,045,350
GWR Operating Partnership LLP 10.875% 4/1/17 (c)	1,865,000	1,846,350
NCL Corp. Ltd. 11.75% 11/15/16	1,490,000	1,579,400
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,746,938
11.875% 7/15/15	1,440,000	1,652,400
yankee:
7% 6/15/13	3,985,000	3,965,075
7.25% 6/15/16	6,940,000	6,801,200
7.5% 10/15/27	1,400,000	1,226,680
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	1,612,520
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (c)	1,245,000	1,251,225
10.875% 11/15/16 (c)	2,130,000	2,204,550
		26,931,688
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (c)	1,035,000	1,077,746
CONSOL Energy, Inc.:
8% 4/1/17 (c)	2,640,000	2,732,400
8.25% 4/1/20 (c)	1,760,000	1,839,200
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	842,450
FMG Finance Property Ltd. 10% 9/1/13 (c)	3,100,000	3,270,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 5,595,000	$ 5,462,119
Severstal Columbus LLC 10.25% 2/15/18 (c)	4,340,000	4,383,400
		19,607,815
Paper - 1.0%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20 (c)	2,790,000	2,741,175
Domtar Corp.:
7.125% 8/15/15	357,000	374,850
10.75% 6/1/17	2,305,000	2,760,238
Rock-Tenn Co. 9.25% 3/15/16	420,000	445,200
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	1,495,000	1,420,250
11.5% 7/1/14	2,615,000	2,804,588
		10,546,301
Services - 3.3%
ARAMARK Corp.:
3.8466% 2/1/15 (d)	7,820,000	7,194,400
8.5% 2/1/15	3,080,000	3,118,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,750,000	2,640,000
7.75% 5/15/16	3,195,000	3,003,300
9.625% 3/15/18 (c)	825,000	833,250
FTI Consulting, Inc. 7.625% 6/15/13	1,960,000	1,940,400
Hertz Corp.:
8.875% 1/1/14	3,460,000	3,494,600
10.5% 1/1/16	2,085,000	2,163,188
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	5,700,000	5,429,250
Rural/Metro Corp. 12.75% 3/15/16	1,770,000	1,876,200
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	3,000,000	3,075,000
		34,768,088
Shipping - 2.9%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	2,255,000	2,266,275
9.5% 12/15/14	4,737,000	4,547,520
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	408,500
8.125% 3/30/18	2,895,000	2,847,956
Ship Finance International Ltd. 8.5% 12/15/13	20,075,000	19,673,473
Western Express, Inc. 12.5% 4/15/15 (c)	1,025,000	940,438
		30,684,162

	Principal Amount	Value
Steels - 1.7%
Algoma Acquisition Corp. 9.875% 6/15/15 (c)	$ 3,210,000	$ 2,728,500
Edgen Murray Corp. 12.25% 1/15/15 (c)	5,015,000	4,237,675
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,155,000	2,997,250
Steel Dynamics, Inc.:
6.75% 4/1/15	5,775,000	5,652,570
7.625% 3/15/20 (c)	450,000	442,125
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,639,913
		17,698,033
Super Retail - 1.3%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,295,938
Intcomex, Inc. 13.25% 12/15/14 (c)	2,550,000	2,652,000
Netflix, Inc. 8.5% 11/15/17	2,140,000	2,228,168
QVC, Inc. 7.125% 4/15/17 (c)	1,470,000	1,462,650
Sonic Automotive, Inc. 9% 3/15/18	965,000	969,825
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (c)	830,000	913,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (c)	3,575,000	3,673,313
		14,194,894
Technology - 4.8%
Amkor Technology, Inc. 7.375% 5/1/18 (c)	3,460,000	3,373,500
Avaya, Inc.:
9.75% 11/1/15	2,160,000	2,019,600
10.125% 11/1/15 pay-in-kind (d)	7,399,645	6,918,668
First Data Corp. 10.55% 9/24/15 pay-in-kind (d)	3,213,015	2,258,875
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (d)	3,145,979	2,815,651
9.25% 4/15/18 (c)	2,705,000	2,650,900
10.125% 12/15/16	1,200,000	948,000
Jabil Circuit, Inc.:
7.75% 7/15/16	2,385,000	2,492,325
8.25% 3/15/18	430,000	455,800
Lucent Technologies, Inc.:
6.45% 3/15/29	5,430,000	3,583,800
6.5% 1/15/28	4,915,000	3,243,900
Seagate HDD Cayman 6.875% 5/1/20 (c)	1,730,000	1,639,175
SunGard Data Systems, Inc. 10.25% 8/15/15	2,045,000	2,111,463
Terremark Worldwide, Inc. 12% 6/15/17	4,020,000	4,542,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Viasystems, Inc. 12% 1/15/15 (c)	$ 1,625,000	$ 1,755,000
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,468,568
		50,277,825
Telecommunications - 14.5%
Citizens Communications Co.:
7.875% 1/15/27	940,000	836,600
9% 8/15/31	2,685,000	2,490,338
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	3,195,000	3,187,013
Clearwire Escrow Corp. 12% 12/1/15 (c)	7,570,000	7,551,075
Cleveland Unlimited, Inc. 13.5% 12/15/10 (c)(d)	1,275,000	1,198,500
Cricket Communications, Inc.:
7.75% 5/15/16	1,915,000	1,953,300
9.375% 11/1/14	1,020,000	1,035,300
10% 7/15/15	2,055,000	2,147,475
Digicel Group Ltd.:
8.25% 9/1/17 (c)	3,145,000	3,082,100
8.875% 1/15/15 (c)	5,750,000	5,548,750
9.125% 1/15/15 pay-in-kind (c)(d)	3,357,000	3,256,290
10.5% 4/15/18 (c)	830,000	850,750
12% 4/1/14 (c)	1,430,000	1,594,450
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,786,175
Frontier Communications Corp.:
7.875% 4/15/15 (c)	1,760,000	1,777,600
8.125% 10/1/18	5,125,000	5,073,750
8.25% 5/1/14	1,945,000	2,022,800
8.25% 4/15/17 (c)	2,585,000	2,604,388
8.5% 4/15/20 (c)	880,000	884,400
Global Crossing Ltd. 12% 9/15/15 (c)	915,000	969,900
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)	10,155,000	9,675,458
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	5,125,000	5,368,438
11.5% 6/15/16	1,203,000	1,278,188
Intelsat Ltd.:
6.5% 11/1/13	7,705,000	7,223,438
7.625% 4/15/12	3,855,000	3,855,000
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	585,000	591,581
8.875% 1/15/15	6,240,000	6,341,400
MetroPCS Wireless, Inc.:
9.25% 11/1/14	3,335,000	3,435,050
9.25% 11/1/14	1,755,000	1,807,650
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,540,113
6.875% 10/31/13	3,945,000	3,821,719

	Principal Amount	Value
7.375% 8/1/15	$ 7,615,000	$ 7,234,250
NII Capital Corp.:
8.875% 12/15/19	2,735,000	2,803,375
10% 8/15/16	2,495,000	2,625,988
PAETEC Holding Corp.:
8.875% 6/30/17	2,590,000	2,577,050
8.875% 6/30/17 (c)	1,005,000	999,975
Qwest Communications International, Inc.:
7.125% 4/1/18 (c)	2,465,000	2,452,675
7.5% 2/15/14	900,000	902,250
8% 10/1/15 (c)	2,080,000	2,137,200
Qwest Corp. 3.7871% 6/15/13 (d)	385,000	381,150
Sprint Capital Corp. 6.875% 11/15/28	4,075,000	3,382,250
Sprint Nextel Corp.:
6% 12/1/16	8,405,000	7,543,488
8.375% 8/15/17	5,065,000	5,065,000
U.S. West Communications 7.5% 6/15/23	6,035,000	5,778,513
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	4,510,000	4,622,750
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	4,825,000	4,379,291
		151,674,194
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (c)	2,680,000	2,559,400
TOTAL NONCONVERTIBLE BONDS		927,833,399
TOTAL CORPORATE BONDS (Cost $912,092,414)		932,686,719
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (c)(d) (Cost $57,833)	92,036	60,238
Common Stocks - 0.1%
	Shares
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)	23,060	814,018
Chemicals - 0.0%
LyondellBasell Industries NV Class B (a)	54	872
Common Stocks - continued
	Shares	Value
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f)	48,889	$ 303,601
TOTAL COMMON STOCKS (Cost $2,736,180)		1,118,491
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.2%
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	2,203,710
Nonconvertible Preferred Stocks - 0.2%
Diversified Financial Services - 0.2%
GMAC, Inc. 7.00% (c)	2,510	1,945,250
TOTAL PREFERRED STOCKS (Cost $4,609,697)		4,148,960
Floating Rate Loans - 6.0%
	Principal Amount
Aerospace - 0.2%
Sequa Corp. term loan 3.5651% 12/3/14 (d)	$ 2,370,000	2,144,850
Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5478% 4/30/14 (d)	2,967,758	2,641,304
US Airways Group, Inc. term loan 2.8128% 3/23/14 (d)	4,295,000	3,393,050
		6,034,354
Automotive - 0.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.2875% 12/27/14 (d)	3,664,698	3,215,773
Tranche C, term loan 2.2875% 12/27/15 (d)	2,466,044	2,139,293
Ford Motor Co. term loan 3.331% 12/15/13 (d)	4,224,214	3,986,602
		9,341,668
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5972% 9/29/14 (d)	3,835,648	3,183,588
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.1951% 5/4/15 pay-in-kind (d)	4,950,000	4,554,000
Containers - 0.4%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (d)	1,833,144	1,819,396
Tranche 2LN, term loan 10% 9/2/16 (d)	2,070,000	2,028,600
		3,847,996

	Principal Amount	Value
Diversified Financial Services - 1.2%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/2/16 (d)	$ 4,195,000	$ 4,168,781
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	3,965,075	3,965,075
Clear Channel Capital I LLC Tranche B, term loan 3.9972% 1/29/16 (d)	2,130,000	1,629,450
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (d)	1,964,000	1,944,360
Tranche 2LN, term loan 7% 3/17/16 (d)	1,441,000	1,422,988
		13,130,654
Electric Utilities - 1.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.5334% 3/30/12 (d)	940,239	866,195
term loan 3.5334% 3/30/14 (d)	10,240,082	9,433,676
		10,299,871
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	957,375
Technology - 0.4%
Avaya, Inc. term loan 3.2597% 10/24/14 (d)	2,298,106	1,962,008
First Data Corp.:
Tranche B1, term loan 3.0972% 9/24/14 (d)	900,738	758,872
Tranche B3, term loan 3.0972% 9/24/14 (d)	1,259,967	1,061,522
		3,782,402
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.8503% 7/3/15 (d)	4,425,000	4,314,375
Intelsat Jackson Holdings Ltd. term loan 3.2915% 2/1/14 (d)	830,000	763,600
		5,077,975
TOTAL FLOATING RATE LOANS (Cost $60,529,716)		62,354,733
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e) (Cost $49,611,513)	49,611,513	$ 49,611,513
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,029,637,353)		1,049,980,654
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,032,155)
NET ASSETS - 100%		$ 1,048,948,499
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $295,926,986 or 28.2% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $303,601 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,026
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,117,619	$ 814,018	$ -	$ 303,601
Financials	1,945,250	-	1,945,250	-
Materials	872	872	-	-
Utilities	2,203,710	-	2,203,710	-
Corporate Bonds	932,686,719	-	932,686,719	-
Commercial Mortgage Securities	60,238	-	-	60,238
Floating Rate Loans	62,354,733	-	62,354,733	-
Money Market Funds	49,611,513	49,611,513	-	-
Total Investments in Securities:	$ 1,049,980,654	$ 50,426,403	$ 999,190,412	$ 363,839
Other Information - continued
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 431,931
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(64,519)
Cost of Purchases	-
Proceeds of Sales	(3,875)
Amortization/Accretion	302
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 363,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (64,519)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.4%
Bermuda	6.9%
Canada	3.7%
Liberia	1.5%
Cayman Islands	1.5%
Others (Individually Less Than 1%)	4.0%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $238,711,832 of which $88,480,642, $70,783,139 and $79,448,051 will expire on December 31, 2010, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $980,025,840)	$ 1,000,369,141
Fidelity Central Funds (cost $49,611,513)	49,611,513
Total Investments (cost $1,029,637,353)		$ 1,049,980,654
Cash		592,150
Receivable for investments sold		9,165,728
Receivable for fund shares sold		159,636
Interest receivable		19,233,988
Distributions receivable from Fidelity Central Funds		7,637
Other receivables		1,415
Total assets		1,079,141,208

Liabilities
Payable for investments purchased	$ 26,754,314
Payable for fund shares redeemed	2,733,276
Accrued management fee	486,461
Distribution fees payable	38,367
Other affiliated payables	92,363
Other payables and accrued expenses	87,928
Total liabilities		30,192,709

Net Assets		$ 1,048,948,499
Net Assets consist of:
Paid in capital		$ 1,199,914,615
Undistributed net investment income		52,555,115
Accumulated undistributed net realized gain (loss) on investments		(223,853,670)
Net unrealized appreciation (depreciation) on investments		20,332,439
Net Assets		$ 1,048,948,499

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($569,349,690 ÷ 104,073,330 shares)	$ 5.47

Service Class: Net Asset Value, offering price and redemption price per share ($95,816,811 ÷ 17,606,851 shares)	$ 5.44

Service Class 2: Net Asset Value, offering price and redemption price per share ($125,191,990 ÷ 23,387,878 shares)	$ 5.35

Initial Class R: Net Asset Value, offering price and redemption price per share ($29,410,469 ÷ 5,392,805 shares)	$ 5.45

Service Class R: Net Asset Value, offering price and redemption price per share ($37,311,614 ÷ 6,878,971 shares)	$ 5.42

Service Class 2R: Net Asset Value, offering price and redemption price per share ($1,968,209 ÷ 368,212 shares)	$ 5.35

Investor Class: Net Asset Value, offering price and redemption price per share ($189,899,716 ÷ 34,813,113 shares)	$ 5.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 86,062
Interest		48,492,872
Income from Fidelity Central Funds		40,026
Total income		48,618,960

Expenses
Management fee	$ 3,141,381
Transfer agent fees	417,418
Distribution fees	273,065
Accounting fees and expenses	195,524
Custodian fees and expenses	13,032
Independent trustees' compensation	3,266
Audit	34,102
Legal	16,136
Interest	902
Miscellaneous	52,622
Total expenses before reductions	4,147,448
Expense reductions	(661)	4,146,787
Net investment income		44,472,173
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15,828,409
Change in net unrealized appreciation (depreciation) on investment securities		(24,518,045)
Net gain (loss)		(8,689,636)
Net increase (decrease) in net assets resulting from operations		$ 35,782,537

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 44,472,173	$ 88,146,519
Net realized gain (loss)	15,828,409	(80,957,504)
Change in net unrealized appreciation (depreciation)	(24,518,045)	340,753,509
Net increase (decrease) in net assets resulting from operations	35,782,537	347,942,524
Distributions to shareholders from net investment income	-	(82,969,090)
Share transactions - net increase (decrease)	(147,396,238)	122,868,111
Redemption fees	97,688	89,023
Total increase (decrease) in net assets	(111,516,013)	387,930,568

Net Assets
Beginning of period	1,160,464,512	772,533,944
End of period (including undistributed net investment income of $52,555,115 and undistributed net investment income of $8,082,942, respectively)	$ 1,048,948,499	$ 1,160,464,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17	$ 7.00
Income from Investment Operations
Net investment income E	.219	.438	.475	.485	.476	.457
Net realized and unrealized gain (loss)	(.039)	1.298	(1.990)	(.311)	.216	(.281)
Total from investment operations	.180	1.736	(1.515)	.174	.692	.176
Distributions from net investment income	-	(.406)	(.506)	(.545)	(.512)	(1.006)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.47	$ 5.29	$ 3.96	$ 5.98	$ 6.35	$ 6.17
Total Return B, C, D	3.40%	43.96%	(24.98)%	2.79%	11.24%	2.70%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.70%	.71%	.68%	.71%	.70%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.68%	.71%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.68%	.71%	.70%
Net investment income	8.14% A	9.02%	8.48%	7.47%	7.40%	6.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 569,350	$ 608,802	$ 451,824	$ 726,409	$ 922,565	$ 1,080,002
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14	$ 6.97
Income from Investment Operations
Net investment income E	.215	.429	.469	.477	.467	.448
Net realized and unrealized gain (loss)	(.035)	1.281	(1.971)	(.312)	.218	(.283)
Total from investment operations	.180	1.710	(1.502)	.165	.685	.165
Distributions from net investment income	-	(.400)	(.499)	(.536)	(.505)	(.995)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.44	$ 5.26	$ 3.95	$ 5.95	$ 6.32	$ 6.14
Total Return B, C, D	3.42%	43.41%	(24.87)%	2.66%	11.18%	2.52%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Net investment income	8.04% A	8.92%	8.39%	7.37%	7.30%	6.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,817	$ 103,511	$ 95,461	$ 180,837	$ 277,546	$ 319,380
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08	$ 6.91
Income from Investment Operations
Net investment income E	.209	.422	.450	.461	.453	.433
Net realized and unrealized gain (loss)	(.039)	1.264	(1.949)	(.305)	.216	(.284)
Total from investment operations	.170	1.686	(1.499)	.156	.669	.149
Distributions from net investment income	-	(.396)	(.492)	(.527)	(.499)	(.979)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.35	$ 5.18	$ 3.89	$ 5.88	$ 6.25	$ 6.08
Total Return B, C, D	3.28%	43.46%	(25.14)%	2.54%	11.02%	2.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.95%	.96%	.93%	.97%	.95%
Expenses net of fee waivers, if any	.95% A	.95%	.96%	.93%	.97%	.95%
Expenses net of all reductions	.95% A	.95%	.96%	.93%	.97%	.95%
Net investment income	7.89% A	8.77%	8.23%	7.22%	7.14%	6.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,192	$ 181,377	$ 87,077	$ 97,266	$ 110,503	$ 86,757
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16	$ 7.00
Income from Investment Operations
Net investment income E	.219	.440	.471	.479	.475	.455
Net realized and unrealized gain (loss)	(.039)	1.286	(1.975)	(.313)	.218	(.288)
Total from investment operations	.180	1.726	(1.504)	.166	.693	.167
Distributions from net investment income	-	(.406)	(.507)	(.547)	(.513)	(1.007)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.45	$ 5.27	$ 3.95	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	3.42%	43.82%	(24.88)%	2.65%	11.27%	2.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.70% A	.70%	.70%	.68%	.71%	.70%
Expenses net of fee waivers, if any	.70% A	.70%	.70%	.68%	.71%	.70%
Expenses net of all reductions	.70% A	.69%	.70%	.67%	.71%	.70%
Net investment income	8.14% A	9.02%	8.49%	7.47%	7.39%	6.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,410	$ 34,080	$ 19,801	$ 19,401	$ 93	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14	$ 6.97
Income from Investment Operations
Net investment income E	.215	.431	.467	.471	.467	.447
Net realized and unrealized gain (loss)	(.045)	1.280	(1.959)	(.318)	.219	(.282)
Total from investment operations	.170	1.711	(1.492)	.153	.686	.165
Distributions from net investment income	-	(.401)	(.499)	(.544)	(.506)	(.995)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.42	$ 5.25	$ 3.94	$ 5.93	$ 6.32	$ 6.14
Total Return B, C, D	3.24%	43.56%	(24.79)%	2.45%	11.19%	2.53%
Ratios to Average Net Assets F, H
Expenses before reductions	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.78%	.81%	.80%
Expenses net of all reductions	.80% A	.80%	.80%	.77%	.81%	.80%
Net investment income	8.04% A	8.92%	8.39%	7.37%	7.30%	6.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,312	$ 47,873	$ 26,572	$ 33,129	$ 92	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08	$ 6.91
Income from Investment Operations
Net investment income E	.208	.416	.451	.453	.453	.433
Net realized and unrealized gain (loss)	(.028)	1.257	(1.940)	(.294)	.214	(.282)
Total from investment operations	.180	1.673	(1.489)	.159	.667	.151
Distributions from net investment income	-	(.393)	(.492)	(.540)	(.497)	(.981)
Redemption fees added to paid in capital E	- I	- I	.001	.001	-	-
Net asset value, end of period	$ 5.35	$ 5.17	$ 3.89	$ 5.87	$ 6.25	$ 6.08
Total Return B, C, D	3.48%	43.13%	(24.99)%	2.59%	10.99%	2.33%
Ratios to Average Net Assets F, H
Expenses before reductions	.95% A	.95%	.95%	.93%	.96%	.94%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.93%	.96%	.94%
Expenses net of all reductions	.95% A	.94%	.95%	.92%	.96%	.94%
Net investment income	7.89% A	8.77%	8.24%	7.23%	7.14%	6.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,968	$ 2,016	$ 1,487	$ 2,347	$ 92	$ 83
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16	$ 6.54
Income from Investment Operations
Net investment income E	.218	.441	.473	.477	.471	.193
Net realized and unrealized gain (loss)	(.038)	1.274	(1.971)	(.317)	.220	(.089)
Total from investment operations	.180	1.715	(1.498)	.160	.691	.104
Distributions from net investment income	-	(.405)	(.503)	(.541)	(.511)	(.484)
Redemption fees added to paid in capital E	- J	- J	.001	.001	-	-
Net asset value, end of period	$ 5.45	$ 5.27	$ 3.96	$ 5.96	$ 6.34	$ 6.16
Total Return B, C, D	3.42%	43.43%	(24.76)%	2.56%	11.24%	1.60%
Ratios to Average Net Assets F, I
Expenses before reductions	.73% A	.73%	.74%	.75%	.80%	.82% A
Expenses net of fee waivers, if any	.73% A	.73%	.74%	.75%	.80%	.82% A
Expenses net of all reductions	.73% A	.73%	.74%	.75%	.79%	.82% A
Net investment income	8.11% A	8.99%	8.45%	7.40%	7.31%	6.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,900	$ 182,806	$ 90,312	$ 105,920	$ 78,122	$ 17,363
Portfolio turnover rate G	88% A	70%	58%	70%	65%	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 48,829,700
Gross unrealized depreciation	(21,965,480)
Net unrealized appreciation (depreciation)	$ 26,864,220
Tax cost	$ 1,023,116,434

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, and Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $458,575,055 and $568,889,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 50,657
Service Class 2	198,447
Service Class R	21,314
Service Class 2R	2,647
$ 273,065

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 211,550
Service Class	34,457
Service Class 2	55,509
Initial Class R	10,346
Service Class R	14,083
Service Class 2R	699
Investor Class	90,774
$ 417,418

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 25,458,333.43%		$ 902

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,276 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $661.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 43,747,787
Service Class	-	7,425,935
Service Class 2	-	12,835,833
Initial Class R	-	2,441,349
Service Class R	-	3,419,501
Service Class 2R	-	146,215
Investor Class	-	12,952,470
Total	$ -	$ 82,969,090

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	6,514,992	20,216,701	$ 35,437,949	$ 94,993,807
Reinvestment of distributions	-	8,357,240	-	43,747,787
Shares redeemed	(17,558,642)	(27,414,117)	(94,989,140)	(129,625,734)
Net increase (decrease)	(11,043,650)	1,159,824	$ (59,551,191)	$ 9,115,860
Service Class
Shares sold	844,955	2,777,781	$ 4,584,743	$ 12,897,331
Reinvestment of distributions	-	1,427,657	-	7,425,935
Shares redeemed	(2,904,196)	(8,725,159)	(15,653,381)	(41,193,317)
Net increase (decrease)	(2,059,241)	(4,519,721)	$ (11,068,638)	$ (20,870,051)
Service Class 2
Shares sold	11,246,887	24,366,893	$ 60,513,503	$ 112,451,939
Reinvestment of distributions	-	2,502,443	-	12,835,833
Shares redeemed	(22,866,014)	(14,230,958)	(120,978,123)	(64,857,511)
Net increase (decrease)	(11,619,127)	12,638,378	$ (60,464,620)	$ 60,430,261

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class R
Shares sold	1,518,026	4,004,167	$ 8,268,535	$ 17,798,935
Reinvestment of distributions	-	468,040	-	2,441,349
Shares redeemed	(2,589,632)	(3,016,877)	(13,896,361)	(13,725,409)
Net increase (decrease)	(1,071,606)	1,455,330	$ (5,627,826)	$ 6,514,875
Service Class R
Shares sold	2,648,462	7,453,151	$ 14,416,667	$ 33,119,246
Reinvestment of distributions	-	659,445	-	3,419,501
Shares redeemed	(4,895,149)	(5,739,021)	(26,219,943)	(26,100,257)
Net increase (decrease)	(2,246,687)	2,373,575	$ (11,803,276)	$ 10,438,490
Service Class 2R
Shares sold	63,981	190,944	$ 339,387	$ 835,730
Reinvestment of distributions	-	28,591	-	146,215
Shares redeemed	(85,473)	(212,466)	(455,064)	(995,434)
Net increase (decrease)	(21,492)	7,069	$ (115,677)	$ (13,489)
Investor Class
Shares sold	15,091,746	20,189,376	$ 81,631,928	$ 92,880,106
Reinvestment of distributions	-	2,482,010	-	12,952,470
Shares redeemed	(14,939,961)	(10,842,692)	(80,396,938)	(48,580,411)
Net increase (decrease)	151,785	11,828,694	$ 1,234,990	$ 57,252,165

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHIR-SANN-0810
1.833449.104

Fidelity® Variable Insurance Products:
Overseas Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.86%
Actual		$ 1,000.00	$ 864.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class	.96%
Actual		$ 1,000.00	$ 863.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Service Class 2	1.11%
Actual		$ 1,000.00	$ 863.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Initial Class R	.86%
Actual		$ 1,000.00	$ 864.20	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class R	.96%
Actual		$ 1,000.00	$ 863.70	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Service Class 2R	1.11%
Actual		$ 1,000.00	$ 863.50	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Investor Class R	.95%
Actual		$ 1,000.00	$ 864.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Japan	19.3%
United Kingdom	17.8%
France	10.5%
Germany	7.7%
Switzerland	7.3%
United States of America	4.6%
Australia	3.7%
Cayman Islands	3.3%
Spain	3.0%
Other	22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2009
United Kingdom	19.6%
Japan	17.2%
France	12.0%
Germany	10.8%
Switzerland	5.9%
Australia	4.7%
Spain	3.6%
Hong Kong	2.9%
Italy	2.7%
Other	20.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	99.6
Short-Term Investments and Net Other Assets	1.8	0.4
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.6	2.6
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.4	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.9
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	2.0	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.6
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	1.6	0.9
Clicks Group Ltd. (South Africa, Multiline Retail)	1.6	0.0
Total SA (France, Oil, Gas & Consumable fuels)	1.3	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.7
	18.4
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	26.6
Consumer Discretionary	21.9	16.6
Industrials	9.7	9.9
Information Technology	9.2	8.2
Materials	8.8	11.3
Health Care	8.6	5.9
Energy	6.3	8.0
Consumer Staples	5.0	5.2
Telecommunication Services	3.0	5.3
Utilities	0.9	2.6

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.7%
AMP Ltd.	1,384,931	$ 6,006,749
Aristocrat Leisure Ltd.	2,371,900	7,223,871
Australia & New Zealand Banking Group Ltd.	161,823	2,904,666
BHP Billiton Ltd.	291,587	9,065,216
Commonwealth Bank of Australia	299,973	12,119,240
Newcrest Mining Ltd.	138,258	4,031,253
Rio Tinto Ltd.	24,301	1,335,546
Wesfarmers Ltd.	93,194	2,226,012
Westfield Group unit	945,730	9,604,005
TOTAL AUSTRALIA		54,516,558
Austria - 0.4%
Wienerberger AG (a)(c)	479,120	5,823,313
Bailiwick of Jersey - 1.2%
Informa PLC	1,288,973	6,808,043
WPP PLC	1,160,619	10,930,303
TOTAL BAILIWICK OF JERSEY		17,738,346
Belgium - 2.1%
Ageas	722,100	1,606,837
Anheuser-Busch InBev SA NV	560,601	26,953,309
Hamon & Compagnie International SA	73,974	2,586,507
TOTAL BELGIUM		31,146,653
Bermuda - 0.2%
Huabao International Holdings Ltd.	2,642,000	3,377,170
Brazil - 0.0%
Drogasil SA	22,000	420,324
Canada - 0.9%
Barrick Gold Corp.	73,000	3,313,475
Suncor Energy, Inc.	258,200	7,598,897
Yamana Gold, Inc.	288,100	2,955,288
TOTAL CANADA		13,867,660
Cayman Islands - 3.3%
Ajisen (China) Holdings Ltd.	3,868,000	4,317,827
BaWang International (Group) Holding Ltd.	6,473,000	4,592,283
Bosideng International Holdings Ltd.	26,702,000	7,170,793
China Dongxiang Group Co. Ltd.	4,578,000	3,051,479
China High Speed Transmission Equipment Group Co. Ltd.	1,771,000	3,720,082
CNinsure, Inc. ADR	117,700	3,053,138
Ctrip.com International Ltd. sponsored ADR (a)	56,100	2,107,116
Daphne International Holdings Ltd.	3,632,000	3,678,279
Hengdeli Holdings Ltd.	26,694,000	11,507,185
Little Sheep Group Ltd.	2,618,000	1,567,586
Natural Beauty Bio-Technology Ltd.	1,060,000	188,524
Peak Sport Products Co. Ltd. (c)	5,433,000	3,578,122
TOTAL CAYMAN ISLANDS		48,532,414

	Shares	Value
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	161,000	$ 10,960,880
Denmark - 2.0%
Danske Bank AS (a)	96,100	1,849,060
Novo Nordisk AS:
Series B	51,925	4,194,853
Series B sponsored ADR	236,100	19,128,822
William Demant Holding AS (a)	62,971	4,605,501
TOTAL DENMARK		29,778,236
France - 10.5%
Atos Origin SA (a)	72,705	2,919,199
AXA SA	209,420	3,199,199
AXA SA sponsored ADR	158,600	2,418,650
BNP Paribas SA	223,399	12,018,552
Carrefour SA	130,903	5,192,384
Credit Agricole SA	315,700	3,275,300
Danone	250,812	13,445,531
Essilor International SA	70,800	4,207,108
Iliad Group SA	28,200	2,189,749
Ingenico SA	110,004	2,354,037
Ipsos SA (c)	113,100	3,800,050
Laurent-Perrier Group	21,000	1,752,509
LVMH Moet Hennessy - Louis Vuitton	326,512	35,537,051
Sanofi-Aventis	45,238	2,724,451
Sanofi-Aventis sponsored ADR	543,400	16,334,604
Schneider Electric SA (c)	101,394	10,240,372
Societe Generale Series A	180,737	7,436,829
Total SA	286,700	12,797,425
Total SA sponsored ADR	142,000	6,338,880
Vallourec SA (c)	26,321	4,537,879
Wendel	58,600	2,950,466
TOTAL FRANCE		155,670,225
Germany - 7.2%
Allianz AG	77,600	7,635,840
BASF AG	101,781	5,569,377
Bayer AG	134,710	7,516,658
Bayerische Motoren Werke AG (BMW)	332,291	16,149,193
Deutsche Bank AG	91,246	5,124,376
Deutsche Bank AG (NY Shares)	33,900	1,903,824
Deutsche Boerse AG	191,620	11,640,517
Deutsche Lufthansa AG (a)	248,900	3,438,870
Deutsche Post AG	273,501	3,984,456
Deutsche Postbank AG (a)	60,800	1,762,291
Linde AG	69,387	7,281,344
MAN SE	64,363	5,305,091
Munich Re Group	35,062	4,395,561
Puma AG	15,683	4,154,788
SAP AG (c)	154,842	6,859,501
SAP AG sponsored ADR (c)	165,100	7,313,930
Siemens AG	87,749	7,856,168
TOTAL GERMANY		107,891,785
Common Stocks - continued
	Shares	Value
Hong Kong - 1.7%
Cathay Pacific Airways Ltd.	3,065,000	$ 6,061,941
Hang Seng Bank Ltd.	131,600	1,759,589
Henderson Land Development Co. Ltd.	885,000	5,183,663
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	123,200	20,593
Hong Kong Exchanges and Clearing Ltd.	502,800	7,842,158
Wharf Holdings Ltd.	1,050,000	5,086,956
TOTAL HONG KONG		25,954,900
Ireland - 1.5%
CRH PLC	554,756	11,506,949
Kingspan Group PLC (United Kingdom) (a)	882,000	6,542,338
Paddy Power PLC (Ireland)	146,800	4,560,626
TOTAL IRELAND		22,609,913
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,200	3,701,688
Italy - 2.7%
Bulgari SpA	550,500	3,934,279
Intesa Sanpaolo SpA	3,187,500	8,394,565
Saipem SpA	558,496	17,010,102
Tod's SpA	43,100	2,716,397
UniCredit SpA	2,558,038	5,658,243
Unione di Banche Italiane SCpA	246,904	2,125,797
TOTAL ITALY		39,839,383
Japan - 19.3%
Asahi Glass Co. Ltd.	421,000	3,953,790
Canon, Inc.	218,000	8,126,119
Canon, Inc. sponsored ADR	124,900	4,660,019
Citizen Holdings Co. Ltd.	776,600	4,744,983
Denso Corp.	123,700	3,419,513
eAccess Ltd.	3,575	2,435,733
East Japan Railway Co.	43,300	2,883,644
Fanuc Ltd.	56,200	6,347,325
Fuji Media Holdings, Inc.	1,132	1,625,465
Hoya Corp.	107,800	2,294,123
Japan Retail Fund Investment Corp.	3,506	4,270,778
Japan Tobacco, Inc.	916	2,850,248
JFE Holdings, Inc.	123,900	3,833,745
JSR Corp.	121,600	2,042,956
Keyence Corp.	30,200	6,984,705
Konica Minolta Holdings, Inc.	114,000	1,096,897
Mazda Motor Corp.	4,603,000	10,758,331
Mitsubishi Corp.	202,000	4,179,774
Mitsubishi Electric Corp.	1,084,000	8,461,966
Mitsubishi Estate Co. Ltd.	428,000	5,959,487
Mitsubishi UFJ Financial Group, Inc.	3,327,700	15,112,675
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	851,200	3,881,472
Mitsui & Co. Ltd.	393,600	4,592,433

	Shares	Value
Mizuho Financial Group, Inc.	1,836,800	$ 3,014,353
MS&AD Insurance Group Holdings, Inc.	141,900	3,037,648
Murata Manufacturing Co. Ltd.	98,100	4,678,995
Nintendo Co. Ltd.	17,100	5,021,569
NKSJ Holdings, Inc. (a)	380,000	2,239,872
Nomura Holdings, Inc.	1,325,200	7,241,438
NSK Ltd.	587,000	4,077,485
Omron Corp.	404,500	8,819,360
ORIX Corp.	110,910	8,036,216
Rakuten, Inc.	9,640	6,966,417
Ricoh Co. Ltd.	838,000	10,687,588
Sharp Corp.	473,000	4,990,352
Shin-Etsu Chemical Co., Ltd.	121,400	5,645,474
Shiseido Co. Ltd.	130,500	2,876,877
SMC Corp.	66,100	8,843,815
SOFTBANK CORP.	377,300	10,008,925
Sony Corp.	128,400	3,425,396
Sony Corp. sponsored ADR	34,500	920,460
Sumitomo Corp.	611,100	6,104,096
Sumitomo Metal Industries Ltd.	2,026,000	4,581,644
Sumitomo Mitsui Financial Group, Inc.	410,200	11,611,600
T&D Holdings, Inc.	186,650	3,991,699
Tokio Marine Holdings, Inc.	128,400	3,376,189
Tokyo Electron Ltd.	118,900	6,405,895
Toshiba Corp. (a)	1,336,000	6,619,096
Toyota Motor Corp.	412,300	14,168,476
Toyota Motor Corp. sponsored ADR (c)	142,800	9,791,796
Yahoo! Japan Corp.	12,647	5,041,633
TOTAL JAPAN		286,740,545
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	9,803	6,142,119
Luxembourg - 0.4%
ArcelorMittal SA Class A unit	198,100	5,301,156
Netherlands - 2.3%
Aegon NV (a)	308,300	1,637,569
ASML Holding NV	146,200	4,016,114
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	574,784	4,253,524
sponsored ADR (a)	87,600	649,116
Koninklijke KPN NV	121,101	1,543,553
Koninklijke Philips Electronics NV	346,416	10,344,275
Koninklijke Philips Electronics NV unit	138,500	4,132,840
Randstad Holdings NV (a)	116,500	4,577,704
Royal DSM NV	72,462	2,880,390
TOTAL NETHERLANDS		34,035,085
Norway - 0.9%
Aker Solutions ASA	437,400	5,001,175
DnB NOR ASA	413,200	3,974,272
Sevan Marine ASA (a)	431,000	311,537
StatoilHydro ASA sponsored ADR (c)	206,500	3,954,475
TOTAL NORWAY		13,241,459
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd.	979,630	$ 3,522,013
Singapore - 0.4%
United Overseas Bank Ltd.	399,112	5,552,394
South Africa - 2.2%
Aspen Pharmacare Holdings Ltd. (a)	640,300	6,347,697
Clicks Group Ltd.	5,240,662	23,177,895
Nedbank Group Ltd.	175,200	2,738,819
TOTAL SOUTH AFRICA		32,264,411
Spain - 3.0%
Antena 3 Television SA	519,200	2,938,947
Banco Bilbao Vizcaya Argentaria SA	657,084	6,769,613
Banco Santander SA	1,338,097	14,030,963
Banco Santander SA sponsored ADR	124,500	1,307,250
EDP Renovaveis SA (a)	628,538	3,701,552
Inditex SA	41,545	2,368,856
NH Hoteles SA (a)(c)	901,900	2,726,884
Telefonica SA	609,471	11,289,800
TOTAL SPAIN		45,133,865
Sweden - 1.7%
Elekta AB (B Shares)	565,300	14,305,322
H&M Hennes & Mauritz AB (B Shares)	180,318	4,955,566
Nordea Bank AB	188,800	1,556,876
Svenska Handelsbanken AB (A Shares)	98,900	2,419,478
Swedbank AB (A Shares) (a)	181,632	1,666,779
TOTAL SWEDEN		24,904,021
Switzerland - 7.3%
Adecco SA (Reg.)	103,088	4,918,001
Compagnie Financiere Richemont SA Series A	362,264	12,647,463
Credit Suisse Group sponsored ADR	117,600	4,401,768
Credit Suisse Group (Reg.)	71,082	2,672,487
Kuehne & Nagel International AG	33,380	3,436,098
Roche Holding AG (participation certificate)	232,223	31,963,572
Swiss Reinsurance Co.	40,826	1,677,469
The Swatch Group AG (Bearer)	104,260	29,403,937
UBS AG (a)	447,317	5,925,974
UBS AG (NY Shares) (a)	300,443	3,971,856
Zurich Financial Services AG	32,844	7,239,265
TOTAL SWITZERLAND		108,257,890
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	978,000	3,412,817
HTC Corp.	178,000	2,353,349
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	376,267	3,672,366
TOTAL TAIWAN		9,438,532

	Shares	Value
United Kingdom - 17.8%
Aberdeen Asset Management PLC	1,927,425	$ 3,688,871
Anglo American PLC:
ADR (a)	238,400	4,107,632
(United Kingdom) (a)	259,780	9,049,355
Aviva PLC	431,600	2,005,124
Barclays PLC	1,845,252	7,363,114
Barclays PLC Sponsored ADR	548,200	8,710,898
BG Group PLC	582,221	8,656,672
BHP Billiton PLC	678,517	17,587,658
BP PLC	1,586,406	7,592,103
BP PLC sponsored ADR	80,800	2,333,504
Burberry Group PLC	337,100	3,805,929
Cairn Energy PLC (a)	746,766	4,586,310
Centrica PLC	2,518,600	11,111,287
GlaxoSmithKline PLC	569,600	9,669,388
Great Portland Estates PLC	805,600	3,478,478
Hays PLC	1,754,300	2,392,661
Hikma Pharmaceuticals PLC	223,300	2,370,284
HSBC Holdings PLC:
(United Kingdom)	915,380	8,360,122
sponsored ADR	643,232	29,324,947
Imperial Tobacco Group PLC	387,432	10,821,855
InterContinental Hotel Group PLC	443,064	6,980,636
ITV PLC (a)	6,089,400	4,549,281
Johnson Matthey PLC	233,470	5,185,435
Legal & General Group PLC	1,128,633	1,315,073
Lloyds TSB Group PLC (a)	4,266,744	3,367,441
Man Group PLC	1,135,453	3,762,787
Prudential PLC	1,215,821	9,167,700
Rio Tinto PLC	186,315	8,179,445
Rio Tinto PLC sponsored ADR	134,700	5,872,920
Royal Bank of Scotland Group PLC (a)	1,668,800	1,016,027
Royal Dutch Shell PLC:
Class A (United Kingdom)	485,400	12,245,895
Class B	236,000	5,702,569
Schroders PLC	297,000	5,343,767
Standard Chartered PLC (United Kingdom)	290,623	7,074,660
Sthree PLC	229,400	861,033
Vodafone Group PLC	9,287,698	19,131,463
William Hill PLC	1,690,331	4,299,058
Xstrata PLC	344,400	4,508,442
TOTAL UNITED KINGDOM		265,579,824
United States of America - 2.8%
Apple, Inc. (a)	17,100	4,301,163
Coach, Inc.	289,200	10,570,260
Deckers Outdoor Corp. (a)	90,000	12,858,300
Google, Inc. Class A (a)	14,200	6,318,290
Common Stocks - continued
	Shares	Value
United States of America - continued
Philip Morris International, Inc.	86,700	$ 3,974,328
Scientific Games Corp. Class A (a)	464,000	4,268,800
TOTAL UNITED STATES OF AMERICA		42,291,141
TOTAL COMMON STOCKS (Cost $1,500,848,404)		1,454,233,903
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	249,700	3,669,518
Volkswagen AG	44,347	3,893,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,282,123)		7,563,105
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	19,590,025	$ 19,590,025
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	15,916,564	15,916,564
TOTAL MONEY MARKET FUNDS (Cost $35,506,589)		35,506,589
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,542,637,116)		1,497,303,597
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,663,620)
NET ASSETS - 100%		$ 1,488,639,977
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,035
Fidelity Securities Lending Cash Central Fund	881,813
Total	$ 888,848
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 286,740,545	$ 19,253,747	$ 267,486,798	$ -
United Kingdom	265,579,824	50,349,901	215,229,923	-
France	155,670,225	25,092,134	130,578,091	-
Germany	115,454,890	9,217,754	106,237,136	-
Switzerland	108,257,890	8,373,624	99,884,266	-
Australia	54,516,558	-	54,516,558	-
Cayman Islands	48,532,414	5,160,254	43,372,160	-
Spain	45,133,865	1,307,250	43,826,615	-
United States of America	42,291,141	42,291,141	-	-
Other	339,619,656	102,069,852	237,549,804	-
Money Market Funds	35,506,589	35,506,589	-	-
Total Investments in Securities:	$ 1,497,303,597	$ 298,622,246	$ 1,198,681,351	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $523,704,930 of which $243,257,460 and $280,447,470 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,166,563) - See accompanying schedule: Unaffiliated issuers (cost $1,507,130,527)	$ 1,461,797,008
Fidelity Central Funds (cost $35,506,589)	35,506,589
Total Investments (cost $1,542,637,116)		$ 1,497,303,597
Foreign currency held at value (cost $56)		56
Receivable for investments sold		1,230,696
Receivable for fund shares sold		4,604,678
Dividends receivable		4,892,007
Distributions receivable from Fidelity Central Funds		79,844
Other receivables		391,347
Total assets		1,508,502,225

Liabilities
Payable for investments purchased	$ 774,408
Payable for fund shares redeemed	1,157,655
Accrued management fee	912,360
Distribution fees payable	107,624
Other affiliated payables	152,779
Other payables and accrued expenses	840,858
Collateral on securities loaned, at value	15,916,564
Total liabilities		19,862,248

Net Assets		$ 1,488,639,977
Net Assets consist of:
Paid in capital		$ 2,043,861,178
Undistributed net investment income		17,467,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(527,348,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(45,339,836)
Net Assets		$ 1,488,639,977

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($638,077,369 ÷ 49,043,501 shares)	$ 13.01

Service Class: Net Asset Value, offering price and redemption price per share ($135,939,690 ÷ 10,496,593 shares)	$ 12.95

Service Class 2: Net Asset Value, offering price and redemption price per share ($375,934,210 ÷ 29,182,344 shares)	$ 12.88

Initial Class R: Net Asset Value, offering price and redemption price per share ($100,897,455 ÷ 7,773,487 shares)	$ 12.98

Service Class R: Net Asset Value, offering price and redemption price per share ($51,538,855 ÷ 3,985,926 shares)	$ 12.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($49,692,966 ÷ 3,888,908 shares)	$ 12.78

Investor Class R: Net Asset Value, offering price and redemption price per share ($136,559,432 ÷ 10,526,349 shares)	$ 12.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 26,911,468
Income from Fidelity Central Funds		888,848
		27,800,316
Less foreign taxes withheld		(2,383,524)
Total income		25,416,792

Expenses
Management fee	$ 5,990,253
Transfer agent fees	656,294
Distribution fees	719,726
Accounting and security lending fees	384,270
Custodian fees and expenses	178,088
Independent trustees' compensation	4,879
Depreciation in deferred trustee compensation account	(49)
Audit	42,296
Legal	6,396
Interest	235
Miscellaneous	79,884
Total expenses before reductions	8,062,272
Expense reductions	(157,939)	7,904,333
Net investment income (loss)		17,512,459
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,318)	22,223,249
Foreign currency transactions	(508,782)
Total net realized gain (loss)		21,714,467
Change in net unrealized appreciation (depreciation) on: Investment securities	(275,024,322)
Assets and liabilities in foreign currencies	(17,909)
Total change in net unrealized appreciation (depreciation)		(275,042,231)
Net gain (loss)		(253,327,764)
Net increase (decrease) in net assets resulting from operations		$ (235,815,305)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,512,459	$ 33,212,492
Net realized gain (loss)	21,714,467	(285,899,417)
Change in net unrealized appreciation (depreciation)	(275,042,231)	627,435,395
Net increase (decrease) in net assets resulting from operations	(235,815,305)	374,748,470
Distributions to shareholders from net investment income	-	(32,759,678)
Distributions to shareholders from net realized gain	-	(5,176,451)
Total distributions	-	(37,936,129)
Share transactions - net increase (decrease)	(70,506,098)	(176,347,409)
Redemption fees	10,368	22,016
Total increase (decrease) in net assets	(306,311,035)	160,486,948

Net Assets
Beginning of period	1,794,951,012	1,634,464,064
End of period (including undistributed net investment income of $17,467,019 and distributions in excess of net investment income of $45,440, respectively)	$ 1,488,639,977	$ 1,794,951,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51
Income from Investment Operations
Net investment income (loss) E	.16	.28	.46	.45	.38	.20
Net realized and unrealized gain (loss)	(2.20)	2.93	(10.67)	3.42	3.30	3.10
Total from investment operations	(2.04)	3.21	(10.21)	3.87	3.68	3.30
Distributions from net investment income	-	(.29)	(.49)	(.84)	(.19)	(.12)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.33)	(2.95)	(2.50)	(.32)	(.21)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60
Total Return B,C,D	(13.55)%	26.53%	(43.83)%	17.41%	18.09%	19.06%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of fee waivers, if any	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of all reductions	.84% A	.84%	.84%	.82%	.81%	.82%
Net investment income (loss)	2.16% A	2.17%	2.45%	1.85%	1.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 638,077	$ 758,018	$ 703,357	$ 1,702,235	$ 1,624,901	$ 1,549,179
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.15	.26	.44	.43	.36	.18
Net realized and unrealized gain (loss)	(2.19)	2.93	(10.61)	3.39	3.28	3.09
Total from investment operations	(2.04)	3.19	(10.17)	3.82	3.64	3.27
Distributions from net investment income	-	(.28)	(.48)	(.79)	(.17)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.32)	(2.94)	(2.45)	(.30)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.95	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52
Total Return B,C,D	(13.61)%	26.44%	(43.89)%	17.25%	17.95%	18.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.98%	.97%	.95%	.98%	.99%
Expenses net of fee waivers, if any	.96% A	.98%	.97%	.95%	.98%	.99%
Expenses net of all reductions	.94% A	.94%	.94%	.92%	.91%	.92%
Net investment income (loss)	2.07% A	2.07%	2.35%	1.75%	1.66%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,940	$ 171,252	$ 165,608	$ 366,777	$ 362,060	$ 329,759
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39
Income from Investment Operations
Net investment income (loss) E	.14	.24	.40	.39	.33	.14
Net realized and unrealized gain (loss)	(2.18)	2.91	(10.54)	3.37	3.27	3.08
Total from investment operations	(2.04)	3.15	(10.14)	3.76	3.60	3.22
Distributions from net investment income	-	(.26)	(.45)	(.73)	(.15)	(.09)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.30)	(2.91)	(2.39)	(.28)	(.18)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43
Total Return B,C,D	(13.67)%	26.22%	(43.96)%	17.05%	17.83%	18.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.12%	1.12%	1.10%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.12%	1.10%	1.13%	1.14%
Expenses net of all reductions	1.09% A	1.09%	1.09%	1.07%	1.06%	1.07%
Net investment income (loss)	1.92% A	1.93%	2.21%	1.60%	1.51%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,934	$ 457,971	$ 414,492	$ 821,943	$ 703,421	$ 502,801
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. .E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.16	.28	.46	.45	.38	.19
Net realized and unrealized gain (loss)	(2.20)	2.93	(10.65)	3.41	3.29	3.10
Total from investment operations	(2.04)	3.21	(10.19)	3.86	3.67	3.29
Distributions from net investment income	-	(.29)	(.49)	(.84)	(.19)	(.12)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.33)	(2.95)	(2.50)	(.32)	(.21)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57
Total Return B,C,D	(13.58)%	26.60%	(43.84)%	17.40%	18.08%	19.05%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of fee waivers, if any	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of all reductions	.84% A	.84%	.84%	.82%	.81%	.82%
Net investment income (loss)	2.17% A	2.17%	2.46%	1.85%	1.76%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,897	$ 128,689	$ 118,749	$ 275,678	$ 240,693	$ 184,245
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43
Income from Investment Operations
Net investment income (loss) E	.15	.27	.43	.43	.36	.17
Net realized and unrealized gain (loss)	(2.19)	2.92	(10.58)	3.38	3.27	3.09
Total from investment operations	(2.04)	3.19	(10.15)	3.81	3.63	3.26
Distributions from net investment income	-	(.28)	(.48)	(.79)	(.17)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.32)	(2.94)	(2.45)	(.30)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50
Total Return B,C,D	(13.63)%	26.49%	(43.88)%	17.23%	17.95%	18.92%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.97%	.96%	.94%	.98%	.99%
Expenses net of fee waivers, if any	.96% A	.97%	.96%	.94%	.98%	.99%
Expenses net of all reductions	.94% A	.94%	.94%	.92%	.91%	.92%
Net investment income (loss)	2.07% A	2.08%	2.36%	1.75%	1.66%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,539	$ 66,014	$ 61,825	$ 135,038	$ 133,934	$ 115,449
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.14	.25	.40	.39	.32	.14
Net realized and unrealized gain (loss)	(2.16)	2.87	(10.46)	3.35	3.26	3.07
Total from investment operations	(2.02)	3.12	(10.06)	3.74	3.58	3.21
Distributions from net investment income	-	(.26)	(.45)	(.74)	(.16)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.30)	(2.91)	(2.40)	(.29)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.78	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32
Total Return B,C,D	(13.65)%	26.20%	(43.94)%	17.06%	17.81%	18.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.12%	1.11%	1.09%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.11%	1.09%	1.13%	1.14%
Expenses net of all reductions	1.09% A	1.09%	1.09%	1.07%	1.06%	1.07%
Net investment income (loss)	1.92% A	1.93%	2.21%	1.60%	1.51%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,693	$ 64,200	$ 46,323	$ 95,871	$ 68,729	$ 49,373
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B  Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.15	.27	.43	.42	.36	.02
Net realized and unrealized gain (loss)	(2.19)	2.92	(10.62)	3.41	3.29	2.88
Total from investment operations	(2.04)	3.19	(10.19)	3.83	3.65	2.90
Distributions from net investment income	-	(.28)	(.48)	(.81)	(.20)	-
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	-
Total distributions	-	(.32)	(2.94)	(2.47)	(.33)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.97	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Total Return B,C,D	(13.59)%	26.42%	(43.89)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	.97%	.96%	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.95% A	.97%	.96%	.96%	1.01%	1.07% A
Expenses net of all reductions	.93% A	.94%	.93%	.94%	.93%	1.00% A
Net investment income (loss)	2.08% A	2.08%	2.36%	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,559	$ 148,806	$ 124,111	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 197,381,193
Gross unrealized depreciation	(263,012,657)
Net unrealized appreciation (depreciation)	$ (65,631,464)

Tax cost	$ 1,562,935,061

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $468,153,858 and $541,791,641, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 79,400
Service Class 2	536,457
Service Class R	30,088
Service Class 2 R	73,781
$ 719,726

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 255,347
Service Class	55,683
Service Class 2	148,833
Initial Class R	41,264
Service Class R	20,302
Service Class 2R	19,908
Investor Class R	114,957
$ 656,294

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $504 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,226,667.45%		$ 235

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $881,813.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $157,939 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 14,372,278
Service Class	-	3,138,360
Service Class 2	-	7,783,553
Initial Class R	-	2,454,887
Service Class R	-	1,206,143
Service Class 2R	-	1,088,142
Investor Class R	-	2,716,315
Total	$ -	$ 32,759,678
From net realized gain
Initial Class	$ -	$ 2,196,333
Service Class	-	510,078
Service Class 2	-	1,322,412
Initial Class R	-	370,967
Service Class R	-	192,822
Service Class 2R	-	169,786
Investor Class R	-	414,053
Total	$ -	$ 5,176,451

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	3,550,981	5,347,946	$ 50,205,226	$ 70,803,136
Reinvestment of distributions	-	1,154,164	-	16,568,611
Shares redeemed	(4,869,840)	(13,947,134)	(70,337,163)	(175,327,331)
Net increase (decrease)	(1,318,859)	(7,445,024)	$ (20,131,937)	$ (87,955,584)
Service Class
Shares sold	379,710	959,799	$ 5,516,115	$ 12,824,467
Reinvestment of distributions	-	255,575	-	3,648,438
Shares redeemed	(1,307,728)	(3,455,536)	(18,715,035)	(43,871,038)
Net increase (decrease)	(928,018)	(2,240,162)	$ (13,198,920)	$ (27,398,133)
Service Class 2
Shares sold	1,434,952	2,952,474	$ 20,214,404	$ 36,740,955
Reinvestment of distributions	-	640,998	-	9,105,965
Shares redeemed	(2,944,613)	(7,248,281)	(41,534,863)	(89,623,254)
Net increase (decrease)	(1,509,661)	(3,654,809)	$ (21,320,459)	$ (43,776,334)
Initial Class R
Shares sold	174,244	612,315	$ 2,518,767	$ 8,157,631
Reinvestment of distributions	-	197,166	-	2,825,854
Shares redeemed	(971,053)	(2,020,970)	(13,959,449)	(24,694,123)
Net increase (decrease)	(796,809)	(1,211,489)	$ (11,440,682)	$ (13,710,638)
Service Class R
Shares sold	132,145	305,936	$ 1,875,102	$ 4,003,822
Reinvestment of distributions	-	98,069	-	1,398,965
Shares redeemed	(557,242)	(1,102,231)	(8,005,234)	(13,550,063)
Net increase (decrease)	(425,097)	(698,226)	$ (6,130,132)	$ (8,147,276)
Service Class 2R
Shares sold	233,787	1,006,368	$ 3,393,003	$ 12,396,135
Reinvestment of distributions	-	88,897	-	1,257,928
Shares redeemed	(682,503)	(625,865)	(9,956,064)	(7,643,458)
Net increase (decrease)	(448,716)	469,400	$ (6,563,061)	$ 6,010,605
Investor Class R
Shares sold	1,345,328	1,131,791	$ 18,776,847	$ 15,649,216
Reinvestment of distributions	-	218,381	-	3,130,368
Shares redeemed	(729,823)	(1,661,407)	(10,497,754)	(20,149,633)
Net increase (decrease)	615,505	(311,235)	$ 8,279,093	$ (1,370,049)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and three otherwise unaffiliated shareholders were the owners of record of 44% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0810
1.705696.112

Fidelity® Variable Insurance Products:
Overseas Portfolio - Class R

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.86%
Actual		$ 1,000.00	$ 864.50	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class	.96%
Actual		$ 1,000.00	$ 863.90	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Service Class 2	1.11%
Actual		$ 1,000.00	$ 863.30	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Initial Class R	.86%
Actual		$ 1,000.00	$ 864.20	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class R	.96%
Actual		$ 1,000.00	$ 863.70	$ 4.44
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Service Class 2R	1.11%
Actual		$ 1,000.00	$ 863.50	$ 5.13
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Investor Class R	.95%
Actual		$ 1,000.00	$ 864.10	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2010
Japan	19.3%
United Kingdom	17.8%
France	10.5%
Germany	7.7%
Switzerland	7.3%
United States of America	4.6%
Australia	3.7%
Cayman Islands	3.3%
Spain	3.0%
Other	22.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2009
United Kingdom	19.6%
Japan	17.2%
France	12.0%
Germany	10.8%
Switzerland	5.9%
Australia	4.7%
Spain	3.6%
Hong Kong	2.9%
Italy	2.7%
Other	20.6%

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.2	99.6
Short-Term Investments and Net Other Assets	1.8	0.4
Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom, Commercial Banks)	2.6	2.6
LVMH Moet Hennessy - Louis Vuitton (France, Textiles, Apparel & Luxury Goods)	2.4	1.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1	1.9
The Swatch Group AG (Bearer) (Switzerland, Textiles, Apparel & Luxury Goods)	2.0	0.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.8	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.6
Novo Nordisk AS Series B (Denmark, Pharmaceuticals)	1.6	0.9
Clicks Group Ltd. (South Africa, Multiline Retail)	1.6	0.0
Total SA (France, Oil, Gas & Consumable fuels)	1.3	1.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.3	1.7
	18.4
Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	26.6
Consumer Discretionary	21.9	16.6
Industrials	9.7	9.9
Information Technology	9.2	8.2
Materials	8.8	11.3
Health Care	8.6	5.9
Energy	6.3	8.0
Consumer Staples	5.0	5.2
Telecommunication Services	3.0	5.3
Utilities	0.9	2.6

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 3.7%
AMP Ltd.	1,384,931	$ 6,006,749
Aristocrat Leisure Ltd.	2,371,900	7,223,871
Australia & New Zealand Banking Group Ltd.	161,823	2,904,666
BHP Billiton Ltd.	291,587	9,065,216
Commonwealth Bank of Australia	299,973	12,119,240
Newcrest Mining Ltd.	138,258	4,031,253
Rio Tinto Ltd.	24,301	1,335,546
Wesfarmers Ltd.	93,194	2,226,012
Westfield Group unit	945,730	9,604,005
TOTAL AUSTRALIA		54,516,558
Austria - 0.4%
Wienerberger AG (a)(c)	479,120	5,823,313
Bailiwick of Jersey - 1.2%
Informa PLC	1,288,973	6,808,043
WPP PLC	1,160,619	10,930,303
TOTAL BAILIWICK OF JERSEY		17,738,346
Belgium - 2.1%
Ageas	722,100	1,606,837
Anheuser-Busch InBev SA NV	560,601	26,953,309
Hamon & Compagnie International SA	73,974	2,586,507
TOTAL BELGIUM		31,146,653
Bermuda - 0.2%
Huabao International Holdings Ltd.	2,642,000	3,377,170
Brazil - 0.0%
Drogasil SA	22,000	420,324
Canada - 0.9%
Barrick Gold Corp.	73,000	3,313,475
Suncor Energy, Inc.	258,200	7,598,897
Yamana Gold, Inc.	288,100	2,955,288
TOTAL CANADA		13,867,660
Cayman Islands - 3.3%
Ajisen (China) Holdings Ltd.	3,868,000	4,317,827
BaWang International (Group) Holding Ltd.	6,473,000	4,592,283
Bosideng International Holdings Ltd.	26,702,000	7,170,793
China Dongxiang Group Co. Ltd.	4,578,000	3,051,479
China High Speed Transmission Equipment Group Co. Ltd.	1,771,000	3,720,082
CNinsure, Inc. ADR	117,700	3,053,138
Ctrip.com International Ltd. sponsored ADR (a)	56,100	2,107,116
Daphne International Holdings Ltd.	3,632,000	3,678,279
Hengdeli Holdings Ltd.	26,694,000	11,507,185
Little Sheep Group Ltd.	2,618,000	1,567,586
Natural Beauty Bio-Technology Ltd.	1,060,000	188,524
Peak Sport Products Co. Ltd. (c)	5,433,000	3,578,122
TOTAL CAYMAN ISLANDS		48,532,414

	Shares	Value
China - 0.7%
Baidu.com, Inc. sponsored ADR (a)	161,000	$ 10,960,880
Denmark - 2.0%
Danske Bank AS (a)	96,100	1,849,060
Novo Nordisk AS:
Series B	51,925	4,194,853
Series B sponsored ADR	236,100	19,128,822
William Demant Holding AS (a)	62,971	4,605,501
TOTAL DENMARK		29,778,236
France - 10.5%
Atos Origin SA (a)	72,705	2,919,199
AXA SA	209,420	3,199,199
AXA SA sponsored ADR	158,600	2,418,650
BNP Paribas SA	223,399	12,018,552
Carrefour SA	130,903	5,192,384
Credit Agricole SA	315,700	3,275,300
Danone	250,812	13,445,531
Essilor International SA	70,800	4,207,108
Iliad Group SA	28,200	2,189,749
Ingenico SA	110,004	2,354,037
Ipsos SA (c)	113,100	3,800,050
Laurent-Perrier Group	21,000	1,752,509
LVMH Moet Hennessy - Louis Vuitton	326,512	35,537,051
Sanofi-Aventis	45,238	2,724,451
Sanofi-Aventis sponsored ADR	543,400	16,334,604
Schneider Electric SA (c)	101,394	10,240,372
Societe Generale Series A	180,737	7,436,829
Total SA	286,700	12,797,425
Total SA sponsored ADR	142,000	6,338,880
Vallourec SA (c)	26,321	4,537,879
Wendel	58,600	2,950,466
TOTAL FRANCE		155,670,225
Germany - 7.2%
Allianz AG	77,600	7,635,840
BASF AG	101,781	5,569,377
Bayer AG	134,710	7,516,658
Bayerische Motoren Werke AG (BMW)	332,291	16,149,193
Deutsche Bank AG	91,246	5,124,376
Deutsche Bank AG (NY Shares)	33,900	1,903,824
Deutsche Boerse AG	191,620	11,640,517
Deutsche Lufthansa AG (a)	248,900	3,438,870
Deutsche Post AG	273,501	3,984,456
Deutsche Postbank AG (a)	60,800	1,762,291
Linde AG	69,387	7,281,344
MAN SE	64,363	5,305,091
Munich Re Group	35,062	4,395,561
Puma AG	15,683	4,154,788
SAP AG (c)	154,842	6,859,501
SAP AG sponsored ADR (c)	165,100	7,313,930
Siemens AG	87,749	7,856,168
TOTAL GERMANY		107,891,785
Common Stocks - continued
	Shares	Value
Hong Kong - 1.7%
Cathay Pacific Airways Ltd.	3,065,000	$ 6,061,941
Hang Seng Bank Ltd.	131,600	1,759,589
Henderson Land Development Co. Ltd.	885,000	5,183,663
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	123,200	20,593
Hong Kong Exchanges and Clearing Ltd.	502,800	7,842,158
Wharf Holdings Ltd.	1,050,000	5,086,956
TOTAL HONG KONG		25,954,900
Ireland - 1.5%
CRH PLC	554,756	11,506,949
Kingspan Group PLC (United Kingdom) (a)	882,000	6,542,338
Paddy Power PLC (Ireland)	146,800	4,560,626
TOTAL IRELAND		22,609,913
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,200	3,701,688
Italy - 2.7%
Bulgari SpA	550,500	3,934,279
Intesa Sanpaolo SpA	3,187,500	8,394,565
Saipem SpA	558,496	17,010,102
Tod's SpA	43,100	2,716,397
UniCredit SpA	2,558,038	5,658,243
Unione di Banche Italiane SCpA	246,904	2,125,797
TOTAL ITALY		39,839,383
Japan - 19.3%
Asahi Glass Co. Ltd.	421,000	3,953,790
Canon, Inc.	218,000	8,126,119
Canon, Inc. sponsored ADR	124,900	4,660,019
Citizen Holdings Co. Ltd.	776,600	4,744,983
Denso Corp.	123,700	3,419,513
eAccess Ltd.	3,575	2,435,733
East Japan Railway Co.	43,300	2,883,644
Fanuc Ltd.	56,200	6,347,325
Fuji Media Holdings, Inc.	1,132	1,625,465
Hoya Corp.	107,800	2,294,123
Japan Retail Fund Investment Corp.	3,506	4,270,778
Japan Tobacco, Inc.	916	2,850,248
JFE Holdings, Inc.	123,900	3,833,745
JSR Corp.	121,600	2,042,956
Keyence Corp.	30,200	6,984,705
Konica Minolta Holdings, Inc.	114,000	1,096,897
Mazda Motor Corp.	4,603,000	10,758,331
Mitsubishi Corp.	202,000	4,179,774
Mitsubishi Electric Corp.	1,084,000	8,461,966
Mitsubishi Estate Co. Ltd.	428,000	5,959,487
Mitsubishi UFJ Financial Group, Inc.	3,327,700	15,112,675
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	851,200	3,881,472
Mitsui & Co. Ltd.	393,600	4,592,433

	Shares	Value
Mizuho Financial Group, Inc.	1,836,800	$ 3,014,353
MS&AD Insurance Group Holdings, Inc.	141,900	3,037,648
Murata Manufacturing Co. Ltd.	98,100	4,678,995
Nintendo Co. Ltd.	17,100	5,021,569
NKSJ Holdings, Inc. (a)	380,000	2,239,872
Nomura Holdings, Inc.	1,325,200	7,241,438
NSK Ltd.	587,000	4,077,485
Omron Corp.	404,500	8,819,360
ORIX Corp.	110,910	8,036,216
Rakuten, Inc.	9,640	6,966,417
Ricoh Co. Ltd.	838,000	10,687,588
Sharp Corp.	473,000	4,990,352
Shin-Etsu Chemical Co., Ltd.	121,400	5,645,474
Shiseido Co. Ltd.	130,500	2,876,877
SMC Corp.	66,100	8,843,815
SOFTBANK CORP.	377,300	10,008,925
Sony Corp.	128,400	3,425,396
Sony Corp. sponsored ADR	34,500	920,460
Sumitomo Corp.	611,100	6,104,096
Sumitomo Metal Industries Ltd.	2,026,000	4,581,644
Sumitomo Mitsui Financial Group, Inc.	410,200	11,611,600
T&D Holdings, Inc.	186,650	3,991,699
Tokio Marine Holdings, Inc.	128,400	3,376,189
Tokyo Electron Ltd.	118,900	6,405,895
Toshiba Corp. (a)	1,336,000	6,619,096
Toyota Motor Corp.	412,300	14,168,476
Toyota Motor Corp. sponsored ADR (c)	142,800	9,791,796
Yahoo! Japan Corp.	12,647	5,041,633
TOTAL JAPAN		286,740,545
Korea (South) - 0.4%
Samsung Electronics Co. Ltd.	9,803	6,142,119
Luxembourg - 0.4%
ArcelorMittal SA Class A unit	198,100	5,301,156
Netherlands - 2.3%
Aegon NV (a)	308,300	1,637,569
ASML Holding NV	146,200	4,016,114
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	574,784	4,253,524
sponsored ADR (a)	87,600	649,116
Koninklijke KPN NV	121,101	1,543,553
Koninklijke Philips Electronics NV	346,416	10,344,275
Koninklijke Philips Electronics NV unit	138,500	4,132,840
Randstad Holdings NV (a)	116,500	4,577,704
Royal DSM NV	72,462	2,880,390
TOTAL NETHERLANDS		34,035,085
Norway - 0.9%
Aker Solutions ASA	437,400	5,001,175
DnB NOR ASA	413,200	3,974,272
Sevan Marine ASA (a)	431,000	311,537
StatoilHydro ASA sponsored ADR (c)	206,500	3,954,475
TOTAL NORWAY		13,241,459
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd.	979,630	$ 3,522,013
Singapore - 0.4%
United Overseas Bank Ltd.	399,112	5,552,394
South Africa - 2.2%
Aspen Pharmacare Holdings Ltd. (a)	640,300	6,347,697
Clicks Group Ltd.	5,240,662	23,177,895
Nedbank Group Ltd.	175,200	2,738,819
TOTAL SOUTH AFRICA		32,264,411
Spain - 3.0%
Antena 3 Television SA	519,200	2,938,947
Banco Bilbao Vizcaya Argentaria SA	657,084	6,769,613
Banco Santander SA	1,338,097	14,030,963
Banco Santander SA sponsored ADR	124,500	1,307,250
EDP Renovaveis SA (a)	628,538	3,701,552
Inditex SA	41,545	2,368,856
NH Hoteles SA (a)(c)	901,900	2,726,884
Telefonica SA	609,471	11,289,800
TOTAL SPAIN		45,133,865
Sweden - 1.7%
Elekta AB (B Shares)	565,300	14,305,322
H&M Hennes & Mauritz AB (B Shares)	180,318	4,955,566
Nordea Bank AB	188,800	1,556,876
Svenska Handelsbanken AB (A Shares)	98,900	2,419,478
Swedbank AB (A Shares) (a)	181,632	1,666,779
TOTAL SWEDEN		24,904,021
Switzerland - 7.3%
Adecco SA (Reg.)	103,088	4,918,001
Compagnie Financiere Richemont SA Series A	362,264	12,647,463
Credit Suisse Group sponsored ADR	117,600	4,401,768
Credit Suisse Group (Reg.)	71,082	2,672,487
Kuehne & Nagel International AG	33,380	3,436,098
Roche Holding AG (participation certificate)	232,223	31,963,572
Swiss Reinsurance Co.	40,826	1,677,469
The Swatch Group AG (Bearer)	104,260	29,403,937
UBS AG (a)	447,317	5,925,974
UBS AG (NY Shares) (a)	300,443	3,971,856
Zurich Financial Services AG	32,844	7,239,265
TOTAL SWITZERLAND		108,257,890
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	978,000	3,412,817
HTC Corp.	178,000	2,353,349
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	376,267	3,672,366
TOTAL TAIWAN		9,438,532

	Shares	Value
United Kingdom - 17.8%
Aberdeen Asset Management PLC	1,927,425	$ 3,688,871
Anglo American PLC:
ADR (a)	238,400	4,107,632
(United Kingdom) (a)	259,780	9,049,355
Aviva PLC	431,600	2,005,124
Barclays PLC	1,845,252	7,363,114
Barclays PLC Sponsored ADR	548,200	8,710,898
BG Group PLC	582,221	8,656,672
BHP Billiton PLC	678,517	17,587,658
BP PLC	1,586,406	7,592,103
BP PLC sponsored ADR	80,800	2,333,504
Burberry Group PLC	337,100	3,805,929
Cairn Energy PLC (a)	746,766	4,586,310
Centrica PLC	2,518,600	11,111,287
GlaxoSmithKline PLC	569,600	9,669,388
Great Portland Estates PLC	805,600	3,478,478
Hays PLC	1,754,300	2,392,661
Hikma Pharmaceuticals PLC	223,300	2,370,284
HSBC Holdings PLC:
(United Kingdom)	915,380	8,360,122
sponsored ADR	643,232	29,324,947
Imperial Tobacco Group PLC	387,432	10,821,855
InterContinental Hotel Group PLC	443,064	6,980,636
ITV PLC (a)	6,089,400	4,549,281
Johnson Matthey PLC	233,470	5,185,435
Legal & General Group PLC	1,128,633	1,315,073
Lloyds TSB Group PLC (a)	4,266,744	3,367,441
Man Group PLC	1,135,453	3,762,787
Prudential PLC	1,215,821	9,167,700
Rio Tinto PLC	186,315	8,179,445
Rio Tinto PLC sponsored ADR	134,700	5,872,920
Royal Bank of Scotland Group PLC (a)	1,668,800	1,016,027
Royal Dutch Shell PLC:
Class A (United Kingdom)	485,400	12,245,895
Class B	236,000	5,702,569
Schroders PLC	297,000	5,343,767
Standard Chartered PLC (United Kingdom)	290,623	7,074,660
Sthree PLC	229,400	861,033
Vodafone Group PLC	9,287,698	19,131,463
William Hill PLC	1,690,331	4,299,058
Xstrata PLC	344,400	4,508,442
TOTAL UNITED KINGDOM		265,579,824
United States of America - 2.8%
Apple, Inc. (a)	17,100	4,301,163
Coach, Inc.	289,200	10,570,260
Deckers Outdoor Corp. (a)	90,000	12,858,300
Google, Inc. Class A (a)	14,200	6,318,290
Common Stocks - continued
	Shares	Value
United States of America - continued
Philip Morris International, Inc.	86,700	$ 3,974,328
Scientific Games Corp. Class A (a)	464,000	4,268,800
TOTAL UNITED STATES OF AMERICA		42,291,141
TOTAL COMMON STOCKS (Cost $1,500,848,404)		1,454,233,903
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG	249,700	3,669,518
Volkswagen AG	44,347	3,893,587
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,282,123)		7,563,105
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	19,590,025	$ 19,590,025
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	15,916,564	15,916,564
TOTAL MONEY MARKET FUNDS (Cost $35,506,589)		35,506,589
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,542,637,116)		1,497,303,597
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,663,620)
NET ASSETS - 100%		$ 1,488,639,977
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,035
Fidelity Securities Lending Cash Central Fund	881,813
Total	$ 888,848
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 286,740,545	$ 19,253,747	$ 267,486,798	$ -
United Kingdom	265,579,824	50,349,901	215,229,923	-
France	155,670,225	25,092,134	130,578,091	-
Germany	115,454,890	9,217,754	106,237,136	-
Switzerland	108,257,890	8,373,624	99,884,266	-
Australia	54,516,558	-	54,516,558	-
Cayman Islands	48,532,414	5,160,254	43,372,160	-
Spain	45,133,865	1,307,250	43,826,615	-
United States of America	42,291,141	42,291,141	-	-
Other	339,619,656	102,069,852	237,549,804	-
Money Market Funds	35,506,589	35,506,589	-	-
Total Investments in Securities:	$ 1,497,303,597	$ 298,622,246	$ 1,198,681,351	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $523,704,930 of which $243,257,460 and $280,447,470 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,166,563) - See accompanying schedule: Unaffiliated issuers (cost $1,507,130,527)	$ 1,461,797,008
Fidelity Central Funds (cost $35,506,589)	35,506,589
Total Investments (cost $1,542,637,116)		$ 1,497,303,597
Foreign currency held at value (cost $56)		56
Receivable for investments sold		1,230,696
Receivable for fund shares sold		4,604,678
Dividends receivable		4,892,007
Distributions receivable from Fidelity Central Funds		79,844
Other receivables		391,347
Total assets		1,508,502,225

Liabilities
Payable for investments purchased	$ 774,408
Payable for fund shares redeemed	1,157,655
Accrued management fee	912,360
Distribution fees payable	107,624
Other affiliated payables	152,779
Other payables and accrued expenses	840,858
Collateral on securities loaned, at value	15,916,564
Total liabilities		19,862,248

Net Assets		$ 1,488,639,977
Net Assets consist of:
Paid in capital		$ 2,043,861,178
Undistributed net investment income		17,467,019
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(527,348,384)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(45,339,836)
Net Assets		$ 1,488,639,977

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($638,077,369 ÷ 49,043,501 shares)	$ 13.01

Service Class: Net Asset Value, offering price and redemption price per share ($135,939,690 ÷ 10,496,593 shares)	$ 12.95

Service Class 2: Net Asset Value, offering price and redemption price per share ($375,934,210 ÷ 29,182,344 shares)	$ 12.88

Initial Class R: Net Asset Value, offering price and redemption price per share ($100,897,455 ÷ 7,773,487 shares)	$ 12.98

Service Class R: Net Asset Value, offering price and redemption price per share ($51,538,855 ÷ 3,985,926 shares)	$ 12.93

Service Class 2R: Net Asset Value, offering price and redemption price per share ($49,692,966 ÷ 3,888,908 shares)	$ 12.78

Investor Class R: Net Asset Value, offering price and redemption price per share ($136,559,432 ÷ 10,526,349 shares)	$ 12.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 26,911,468
Income from Fidelity Central Funds		888,848
		27,800,316
Less foreign taxes withheld		(2,383,524)
Total income		25,416,792

Expenses
Management fee	$ 5,990,253
Transfer agent fees	656,294
Distribution fees	719,726
Accounting and security lending fees	384,270
Custodian fees and expenses	178,088
Independent trustees' compensation	4,879
Depreciation in deferred trustee compensation account	(49)
Audit	42,296
Legal	6,396
Interest	235
Miscellaneous	79,884
Total expenses before reductions	8,062,272
Expense reductions	(157,939)	7,904,333
Net investment income (loss)		17,512,459
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,318)	22,223,249
Foreign currency transactions	(508,782)
Total net realized gain (loss)		21,714,467
Change in net unrealized appreciation (depreciation) on: Investment securities	(275,024,322)
Assets and liabilities in foreign currencies	(17,909)
Total change in net unrealized appreciation (depreciation)		(275,042,231)
Net gain (loss)		(253,327,764)
Net increase (decrease) in net assets resulting from operations		$ (235,815,305)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,512,459	$ 33,212,492
Net realized gain (loss)	21,714,467	(285,899,417)
Change in net unrealized appreciation (depreciation)	(275,042,231)	627,435,395
Net increase (decrease) in net assets resulting from operations	(235,815,305)	374,748,470
Distributions to shareholders from net investment income	-	(32,759,678)
Distributions to shareholders from net realized gain	-	(5,176,451)
Total distributions	-	(37,936,129)
Share transactions - net increase (decrease)	(70,506,098)	(176,347,409)
Redemption fees	10,368	22,016
Total increase (decrease) in net assets	(306,311,035)	160,486,948

Net Assets
Beginning of period	1,794,951,012	1,634,464,064
End of period (including undistributed net investment income of $17,467,019 and distributions in excess of net investment income of $45,440, respectively)	$ 1,488,639,977	$ 1,794,951,012

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60	$ 17.51
Income from Investment Operations
Net investment income (loss) E	.16	.28	.46	.45	.38	.20
Net realized and unrealized gain (loss)	(2.20)	2.93	(10.67)	3.42	3.30	3.10
Total from investment operations	(2.04)	3.21	(10.21)	3.87	3.68	3.30
Distributions from net investment income	-	(.29)	(.49)	(.84)	(.19)	(.12)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.33)	(2.95)	(2.50)	(.32)	(.21)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 15.05	$ 12.17	$ 25.33	$ 23.96	$ 20.60
Total Return B,C,D	(13.55)%	26.53%	(43.83)%	17.41%	18.09%	19.06%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of fee waivers, if any	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of all reductions	.84% A	.84%	.84%	.82%	.81%	.82%
Net investment income (loss)	2.16% A	2.17%	2.45%	1.85%	1.76%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 638,077	$ 758,018	$ 703,357	$ 1,702,235	$ 1,624,901	$ 1,549,179
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52	$ 17.44
Income from Investment Operations
Net investment income (loss) E	.15	.26	.44	.43	.36	.18
Net realized and unrealized gain (loss)	(2.19)	2.93	(10.61)	3.39	3.28	3.09
Total from investment operations	(2.04)	3.19	(10.17)	3.82	3.64	3.27
Distributions from net investment income	-	(.28)	(.48)	(.79)	(.17)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.32)	(2.94)	(2.45)	(.30)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.95	$ 14.99	$ 12.12	$ 25.23	$ 23.86	$ 20.52
Total Return B,C,D	(13.61)%	26.44%	(43.89)%	17.25%	17.95%	18.97%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.98%	.97%	.95%	.98%	.99%
Expenses net of fee waivers, if any	.96% A	.98%	.97%	.95%	.98%	.99%
Expenses net of all reductions	.94% A	.94%	.94%	.92%	.91%	.92%
Net investment income (loss)	2.07% A	2.07%	2.35%	1.75%	1.66%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 135,940	$ 171,252	$ 165,608	$ 366,777	$ 362,060	$ 329,759
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43	$ 17.39
Income from Investment Operations
Net investment income (loss) E	.14	.24	.40	.39	.33	.14
Net realized and unrealized gain (loss)	(2.18)	2.91	(10.54)	3.37	3.27	3.08
Total from investment operations	(2.04)	3.15	(10.14)	3.76	3.60	3.22
Distributions from net investment income	-	(.26)	(.45)	(.73)	(.15)	(.09)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.30)	(2.91)	(2.39)	(.28)	(.18)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.88	$ 14.92	$ 12.07	$ 25.12	$ 23.75	$ 20.43
Total Return B,C,D	(13.67)%	26.22%	(43.96)%	17.05%	17.83%	18.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.11% A	1.12%	1.12%	1.10%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.12%	1.10%	1.13%	1.14%
Expenses net of all reductions	1.09% A	1.09%	1.09%	1.07%	1.06%	1.07%
Net investment income (loss)	1.92% A	1.93%	2.21%	1.60%	1.51%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,934	$ 457,971	$ 414,492	$ 821,943	$ 703,421	$ 502,801
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. .E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Initial Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.16	.28	.46	.45	.38	.19
Net realized and unrealized gain (loss)	(2.20)	2.93	(10.65)	3.41	3.29	3.10
Total from investment operations	(2.04)	3.21	(10.19)	3.86	3.67	3.29
Distributions from net investment income	-	(.29)	(.49)	(.84)	(.19)	(.12)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.33)	(2.95)	(2.50)	(.32)	(.21)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.98	$ 15.02	$ 12.14	$ 25.28	$ 23.92	$ 20.57
Total Return B,C,D	(13.58)%	26.60%	(43.84)%	17.40%	18.08%	19.05%
Ratios to Average Net Assets F,H
Expenses before reductions	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of fee waivers, if any	.86% A	.88%	.87%	.85%	.88%	.89%
Expenses net of all reductions	.84% A	.84%	.84%	.82%	.81%	.82%
Net investment income (loss)	2.17% A	2.17%	2.46%	1.85%	1.76%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,897	$ 128,689	$ 118,749	$ 275,678	$ 240,693	$ 184,245
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50	$ 17.43
Income from Investment Operations
Net investment income (loss) E	.15	.27	.43	.43	.36	.17
Net realized and unrealized gain (loss)	(2.19)	2.92	(10.58)	3.38	3.27	3.09
Total from investment operations	(2.04)	3.19	(10.15)	3.81	3.63	3.26
Distributions from net investment income	-	(.28)	(.48)	(.79)	(.17)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.32)	(2.94)	(2.45)	(.30)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.93	$ 14.97	$ 12.10	$ 25.19	$ 23.83	$ 20.50
Total Return B,C,D	(13.63)%	26.49%	(43.88)%	17.23%	17.95%	18.92%
Ratios to Average Net Assets F,H
Expenses before reductions	.96% A	.97%	.96%	.94%	.98%	.99%
Expenses net of fee waivers, if any	.96% A	.97%	.96%	.94%	.98%	.99%
Expenses net of all reductions	.94% A	.94%	.94%	.92%	.91%	.92%
Net investment income (loss)	2.07% A	2.08%	2.36%	1.75%	1.66%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,539	$ 66,014	$ 61,825	$ 135,038	$ 133,934	$ 115,449
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32	$ 17.30
Income from Investment Operations
Net investment income (loss) E	.14	.25	.40	.39	.32	.14
Net realized and unrealized gain (loss)	(2.16)	2.87	(10.46)	3.35	3.26	3.07
Total from investment operations	(2.02)	3.12	(10.06)	3.74	3.58	3.21
Distributions from net investment income	-	(.26)	(.45)	(.74)	(.16)	(.10)
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	(.09)
Total distributions	-	(.30)	(2.91)	(2.40)	(.29)	(.19)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.78	$ 14.80	$ 11.98	$ 24.95	$ 23.61	$ 20.32
Total Return B,C,D	(13.65)%	26.20%	(43.94)%	17.06%	17.81%	18.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.11% A	1.12%	1.11%	1.09%	1.13%	1.14%
Expenses net of fee waivers, if any	1.11% A	1.12%	1.11%	1.09%	1.13%	1.14%
Expenses net of all reductions	1.09% A	1.09%	1.09%	1.07%	1.06%	1.07%
Net investment income (loss)	1.92% A	1.93%	2.21%	1.60%	1.51%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,693	$ 64,200	$ 46,323	$ 95,871	$ 68,729	$ 49,373
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B  Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class R

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59	$ 17.69
Income from Investment Operations
Net investment income (loss) E	.15	.27	.43	.42	.36	.02
Net realized and unrealized gain (loss)	(2.19)	2.92	(10.62)	3.41	3.29	2.88
Total from investment operations	(2.04)	3.19	(10.19)	3.83	3.65	2.90
Distributions from net investment income	-	(.28)	(.48)	(.81)	(.20)	-
Distributions from net realized gain	-	(.04)	(2.46)	(1.66)	(.13)	-
Total distributions	-	(.32)	(2.94)	(2.47)	(.33)	-
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 12.97	$ 15.01	$ 12.14	$ 25.27	$ 23.91	$ 20.59
Total Return B,C,D	(13.59)%	26.42%	(43.89)%	17.25%	17.94%	16.39%
Ratios to Average Net Assets F,I
Expenses before reductions	.95% A	.97%	.96%	.96%	1.01%	1.07% A
Expenses net of fee waivers, if any	.95% A	.97%	.96%	.96%	1.01%	1.07% A
Expenses net of all reductions	.93% A	.94%	.93%	.94%	.93%	1.00% A
Net investment income (loss)	2.08% A	2.08%	2.36%	1.74%	1.64%	.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136,559	$ 148,806	$ 124,111	$ 229,829	$ 122,018	$ 29,544
Portfolio turnover rate G	56% A	78%	77%	62%	123%	92%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 197,381,193
Gross unrealized depreciation	(263,012,657)
Net unrealized appreciation (depreciation)	$ (65,631,464)

Tax cost	$ 1,562,935,061

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares, Service Class 2 R shares and Investor Class R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $468,153,858 and $541,791,641, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 79,400
Service Class 2	536,457
Service Class R	30,088
Service Class 2 R	73,781
$ 719,726

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class R pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 255,347
Service Class	55,683
Service Class 2	148,833
Initial Class R	41,264
Service Class R	20,302
Service Class 2R	19,908
Investor Class R	114,957
$ 656,294

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $504 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,226,667.45%		$ 235

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,554 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $881,813.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $157,939 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 14,372,278
Service Class	-	3,138,360
Service Class 2	-	7,783,553
Initial Class R	-	2,454,887
Service Class R	-	1,206,143
Service Class 2R	-	1,088,142
Investor Class R	-	2,716,315
Total	$ -	$ 32,759,678
From net realized gain
Initial Class	$ -	$ 2,196,333
Service Class	-	510,078
Service Class 2	-	1,322,412
Initial Class R	-	370,967
Service Class R	-	192,822
Service Class 2R	-	169,786
Investor Class R	-	414,053
Total	$ -	$ 5,176,451

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	3,550,981	5,347,946	$ 50,205,226	$ 70,803,136
Reinvestment of distributions	-	1,154,164	-	16,568,611
Shares redeemed	(4,869,840)	(13,947,134)	(70,337,163)	(175,327,331)
Net increase (decrease)	(1,318,859)	(7,445,024)	$ (20,131,937)	$ (87,955,584)
Service Class
Shares sold	379,710	959,799	$ 5,516,115	$ 12,824,467
Reinvestment of distributions	-	255,575	-	3,648,438
Shares redeemed	(1,307,728)	(3,455,536)	(18,715,035)	(43,871,038)
Net increase (decrease)	(928,018)	(2,240,162)	$ (13,198,920)	$ (27,398,133)
Service Class 2
Shares sold	1,434,952	2,952,474	$ 20,214,404	$ 36,740,955
Reinvestment of distributions	-	640,998	-	9,105,965
Shares redeemed	(2,944,613)	(7,248,281)	(41,534,863)	(89,623,254)
Net increase (decrease)	(1,509,661)	(3,654,809)	$ (21,320,459)	$ (43,776,334)
Initial Class R
Shares sold	174,244	612,315	$ 2,518,767	$ 8,157,631
Reinvestment of distributions	-	197,166	-	2,825,854
Shares redeemed	(971,053)	(2,020,970)	(13,959,449)	(24,694,123)
Net increase (decrease)	(796,809)	(1,211,489)	$ (11,440,682)	$ (13,710,638)
Service Class R
Shares sold	132,145	305,936	$ 1,875,102	$ 4,003,822
Reinvestment of distributions	-	98,069	-	1,398,965
Shares redeemed	(557,242)	(1,102,231)	(8,005,234)	(13,550,063)
Net increase (decrease)	(425,097)	(698,226)	$ (6,130,132)	$ (8,147,276)
Service Class 2R
Shares sold	233,787	1,006,368	$ 3,393,003	$ 12,396,135
Reinvestment of distributions	-	88,897	-	1,257,928
Shares redeemed	(682,503)	(625,865)	(9,956,064)	(7,643,458)
Net increase (decrease)	(448,716)	469,400	$ (6,563,061)	$ 6,010,605
Investor Class R
Shares sold	1,345,328	1,131,791	$ 18,776,847	$ 15,649,216
Reinvestment of distributions	-	218,381	-	3,130,368
Shares redeemed	(729,823)	(1,661,407)	(10,497,754)	(20,149,633)
Net increase (decrease)	615,505	(311,235)	$ 8,279,093	$ (1,370,049)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund and three otherwise unaffiliated shareholders were the owners of record of 44% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

FIL Investments (Japan) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRSR-SANN-0810
1.774855.108

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Initial Class	.77%
Actual		$ 1,000.00	$ 956.70	$ 3.74
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Service Class	.86%
Actual		$ 1,000.00	$ 956.70	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31
Service Class 2	1.02%
Actual		$ 1,000.00	$ 956.30	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Investor Class	.85%
Actual		$ 1,000.00	$ 956.70	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.1	1.2
Bank of America Corp.	3.1	0.9
Wells Fargo & Co.	2.9	1.2
Procter & Gamble Co.	2.9	0.0
Merck & Co., Inc.	2.1	0.0
Philip Morris International, Inc.	2.1	0.0
Johnson & Johnson	2.0	0.0
Citigroup, Inc.	1.9	0.0
Pfizer, Inc.	1.8	0.0
Royal Dutch Shell PLC Class B ADR	1.7	0.0
	23.6
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.7	24.7
Health Care	11.5	4.5
Energy	10.8	10.1
Consumer Discretionary	10.6	11.8
Industrials	10.5	15.0
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 98.0%		Stocks 99.3%
	Bonds 0.0%		Bonds 0.4%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.0%	** Foreign investments	11.9%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Tenneco, Inc. (a)	11,700	$ 246,402
Automobiles - 0.4%
Bayerische Motoren Werke AG (BMW)	9,976	484,829
Diversified Consumer Services - 0.0%
Career Education Corp. (a)	2,300	52,946
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	16,000	231,360
Starwood Hotels & Resorts Worldwide, Inc.	9,400	389,442
WMS Industries, Inc. (a)	11,426	448,471
Wyndham Worldwide Corp.	14,896	300,005
		1,369,278
Household Durables - 4.4%
D.R. Horton, Inc.	53,634	527,222
KB Home	83,800	921,800
Lennar Corp. Class A	15,040	209,206
Meritage Homes Corp. (a)	32,571	530,256
Pulte Group, Inc. (a)	203,057	1,681,312
Stanley Black & Decker, Inc.	34,600	1,747,992
		5,617,788
Media - 2.5%
The Walt Disney Co.	47,034	1,481,571
Time Warner Cable, Inc.	13,500	703,080
Virgin Media, Inc.	59,600	994,724
		3,179,375
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	2,600	130,468
Best Buy Co., Inc.	10,700	362,302
Group 1 Automotive, Inc. (a)	4,600	108,238
O'Reilly Automotive, Inc. (a)	7,300	347,188
OfficeMax, Inc. (a)	11,300	147,578
Staples, Inc.	13,300	253,365
		1,349,139
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp. Class A	6,980	509,261
VF Corp.	9,400	669,092
		1,178,353
TOTAL CONSUMER DISCRETIONARY		13,478,110
CONSUMER STAPLES - 7.2%
Beverages - 0.2%
Anheuser-Busch InBev SA NV	4,200	201,933
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	12,900	378,228
Kroger Co.	31,200	614,328
Susser Holdings Corp. (a)	12,320	145,253

	Shares	Value
Wal-Mart Stores, Inc.	12,100	$ 581,647
Whole Foods Market, Inc. (a)	10,400	374,608
		2,094,064
Household Products - 2.9%
Procter & Gamble Co.	62,100	3,724,758
Personal Products - 0.4%
Avon Products, Inc.	15,189	402,509
USANA Health Sciences, Inc. (a)	3,866	141,225
		543,734
Tobacco - 2.1%
Philip Morris International, Inc.	58,082	2,662,479
TOTAL CONSUMER STAPLES		9,226,968
ENERGY - 10.8%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	31,368	1,303,968
Ensco International Ltd. ADR	17,300	679,544
National Oilwell Varco, Inc.	23,300	770,531
Noble Corp.	22,500	695,475
Pride International, Inc. (a)	23,111	516,300
		3,965,818
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	7,800	264,186
Apache Corp.	7,100	597,749
Cabot Oil & Gas Corp.	33,200	1,039,824
Chevron Corp.	18,600	1,262,196
Frontier Oil Corp.	12,900	173,505
Marathon Oil Corp.	40,172	1,248,947
Pioneer Natural Resources Co.	21,232	1,262,242
Royal Dutch Shell PLC:
Class A sponsored ADR	1,200	60,264
Class B ADR	44,600	2,153,288
Southwestern Energy Co. (a)	29,800	1,151,472
Sunoco, Inc.	9,200	319,884
Talisman Energy, Inc.	21,700	328,186
		9,861,743
TOTAL ENERGY		13,827,561
FINANCIALS - 25.7%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	4,797	629,702
Morgan Stanley	75,260	1,746,785
		2,376,487
Commercial Banks - 6.5%
City National Corp.	6,000	307,380
Huntington Bancshares, Inc.	65,500	362,870
PNC Financial Services Group, Inc.	18,290	1,033,385
Regions Financial Corp.	39,420	259,384
Southwest Bancorp, Inc., Oklahoma	8,100	107,649
SunTrust Banks, Inc.	17,900	417,070
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SVB Financial Group (a)	8,542	$ 352,187
U.S. Bancorp, Delaware	72,600	1,622,610
Wells Fargo & Co.	146,795	3,757,952
Wilshire Bancorp, Inc.	13,300	116,375
		8,336,862
Consumer Finance - 2.3%
American Express Co.	36,577	1,452,107
Capital One Financial Corp.	26,103	1,051,951
Discover Financial Services	28,439	397,577
		2,901,635
Diversified Financial Services - 8.1%
Bank of America Corp.	274,010	3,937,524
Citigroup, Inc. (a)	640,900	2,409,784
JPMorgan Chase & Co.	108,786	3,982,652
		10,329,960
Insurance - 3.5%
AFLAC, Inc.	6,400	273,088
Allstate Corp.	24,700	709,631
Assured Guaranty Ltd.	13,300	176,491
Delphi Financial Group, Inc. Class A	18,750	457,688
Everest Re Group Ltd.	8,167	577,570
Lincoln National Corp.	31,768	771,645
MetLife, Inc.	17,300	653,248
Unum Group	7,720	167,524
XL Capital Ltd. Class A	45,500	728,455
		4,515,340
Real Estate Investment Trusts - 1.9%
CBL & Associates Properties, Inc.	48,400	602,096
DiamondRock Hospitality Co.	45,254	371,988
Public Storage	4,100	360,431
Segro PLC	791	2,982
The Macerich Co.	29,263	1,092,095
		2,429,592
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	99,922	1,359,938
Jones Lang LaSalle, Inc.	8,500	557,940
		1,917,878
TOTAL FINANCIALS		32,807,754
HEALTH CARE - 11.5%
Biotechnology - 1.6%
Amgen, Inc. (a)	18,300	962,580
ARIAD Pharmaceuticals, Inc. (a)	42,100	118,722
BioMarin Pharmaceutical, Inc. (a)	7,900	149,784
Genzyme Corp. (a)	2,700	137,079
Incyte Corp. (a)	5,300	58,671
Keryx Biopharmaceuticals, Inc. (a)	33,100	121,146

	Shares	Value
NPS Pharmaceuticals, Inc. (a)	12,300	$ 79,212
SIGA Technologies, Inc. (a)	10,400	80,080
United Therapeutics Corp. (a)	4,700	229,407
ZIOPHARM Oncology, Inc. (a)	27,200	86,496
		2,023,177
Health Care Equipment & Supplies - 0.9%
Abiomed, Inc. (a)	14,200	137,456
AGA Medical Holdings, Inc.	10,900	138,321
Cooper Companies, Inc.	7,100	282,509
Edwards Lifesciences Corp. (a)	1,600	89,632
Stryker Corp.	2,600	130,156
Symmetry Medical, Inc. (a)	12,737	134,248
Wright Medical Group, Inc. (a)	16,575	275,311
		1,187,633
Health Care Providers & Services - 1.5%
CIGNA Corp.	20,300	630,518
LHC Group, Inc. (a)	8,364	232,101
Medco Health Solutions, Inc. (a)	15,900	875,772
Sunrise Senior Living, Inc. (a)	32,200	89,516
		1,827,907
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,300	117,530
MedAssets, Inc. (a)	5,600	129,248
		246,778
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	4,000	205,280
PAREXEL International Corp. (a)	13,400	290,512
PerkinElmer, Inc.	12,300	254,241
		750,033
Pharmaceuticals - 6.7%
Ardea Biosciences, Inc. (a)	11,300	232,328
Cadence Pharmaceuticals, Inc. (a)	15,447	108,283
Cardiome Pharma Corp. (a)	9,500	78,352
Johnson & Johnson	42,800	2,527,768
Merck & Co., Inc.	76,400	2,671,708
Optimer Pharmaceuticals, Inc. (a)	12,900	119,583
Pfizer, Inc.	165,204	2,355,809
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,300	483,507
		8,577,338
TOTAL HEALTH CARE		14,612,866
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.0%
DigitalGlobe, Inc. (a)	2,400	63,120
Precision Castparts Corp.	7,500	771,900
United Technologies Corp.	26,400	1,713,624
		2,548,644
Airlines - 0.6%
AMR Corp. (a)	15,500	105,090
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	38,931	$ 432,523
UAL Corp. (a)	7,900	162,424
		700,037
Building Products - 0.5%
Owens Corning (a)	20,375	609,416
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	6,700	199,191
Schawk, Inc. Class A	4,100	61,295
The Geo Group, Inc. (a)	7,400	153,550
		414,036
Construction & Engineering - 0.1%
KBR, Inc.	8,602	174,965
Electrical Equipment - 0.8%
Regal-Beloit Corp.	18,600	1,037,508
Industrial Conglomerates - 0.9%
General Electric Co.	55,740	803,771
Textron, Inc.	22,900	388,613
		1,192,384
Machinery - 2.4%
ArvinMeritor, Inc. (a)	21,500	281,650
Cummins, Inc.	15,481	1,008,278
Danaher Corp.	21,400	794,368
Gardner Denver, Inc.	9,100	405,769
SPX Corp.	5,600	295,736
Timken Co.	11,800	306,682
		3,092,483
Marine - 0.1%
Alexander & Baldwin, Inc.	2,200	65,516
Professional Services - 0.5%
Equifax, Inc.	8,500	238,510
Manpower, Inc.	7,908	341,467
		579,977
Road & Rail - 2.3%
Con-way, Inc.	8,603	258,262
CSX Corp.	23,000	1,141,490
Union Pacific Corp.	22,700	1,577,877
		2,977,629
TOTAL INDUSTRIALS		13,392,595
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.6%
Adtran, Inc.	28,000	763,560
Cisco Systems, Inc. (a)	31,200	664,872
Juniper Networks, Inc. (a)	27,000	616,140
		2,044,572
Computers & Peripherals - 1.4%
Hewlett-Packard Co.	40,800	1,765,824

	Shares	Value
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	8,400	$ 329,952
Avnet, Inc. (a)	33,234	801,272
Flextronics International Ltd. (a)	68,700	384,720
Itron, Inc. (a)	6,973	431,071
Tyco Electronics Ltd.	24,500	621,810
		2,568,825
Internet Software & Services - 0.4%
eBay, Inc. (a)	27,300	535,353
IT Services - 1.0%
Hewitt Associates, Inc. Class A (a)	13,717	472,688
MasterCard, Inc. Class A	4,221	842,216
		1,314,904
Office Electronics - 0.1%
Xerox Corp.	23,800	191,352
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. (a)	42,300	309,636
Analog Devices, Inc.	9,400	261,884
ASML Holding NV	11,644	319,861
Avago Technologies Ltd.	15,000	315,900
KLA-Tencor Corp.	14,200	395,896
Lam Research Corp. (a)	18,700	711,722
Marvell Technology Group Ltd. (a)	19,149	301,788
Micron Technology, Inc. (a)	84,954	721,259
Standard Microsystems Corp. (a)	14,654	341,145
Teradyne, Inc. (a)	26,397	257,371
		3,936,462
Software - 0.5%
BMC Software, Inc. (a)	7,800	270,114
Oracle Corp.	14,700	315,462
		585,576
TOTAL INFORMATION TECHNOLOGY		12,942,868
MATERIALS - 4.7%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	3,200	207,392
Albemarle Corp.	16,026	636,392
CF Industries Holdings, Inc.	1,700	107,865
Clariant AG (Reg.) (a)	25,360	321,119
Dow Chemical Co.	53,000	1,257,160
Solutia, Inc. (a)	42,791	560,562
Symrise AG	3,200	66,163
		3,156,653
Containers & Packaging - 0.5%
Ball Corp.	5,200	274,716
Owens-Illinois, Inc. (a)	15,212	402,357
		677,073
Metals & Mining - 0.8%
Carpenter Technology Corp.	8,900	292,187
Goldcorp, Inc.	5,200	227,676
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	7,393	$ 215,561
Newmont Mining Corp.	3,914	241,650
		977,074
Paper & Forest Products - 0.9%
Weyerhaeuser Co.	33,045	1,163,184
TOTAL MATERIALS		5,973,984
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.8%
AboveNet, Inc. (a)	15,400	726,572
Cbeyond, Inc. (a)	30,600	382,500
China Unicom (Hong Kong) Ltd. sponsored ADR	14,600	194,180
Iliad Group SA	1,555	120,747
Qwest Communications International, Inc.	166,366	873,422
		2,297,421
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	16,800	747,600
Leap Wireless International, Inc. (a)	300	3,894
SBA Communications Corp. Class A (a)	10,400	353,704
Sprint Nextel Corp. (a)	285,187	1,209,193
		2,314,391
TOTAL TELECOMMUNICATION SERVICES		4,611,812

	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	29,229	$ 944,097
FirstEnergy Corp.	24,800	873,704
PPL Corp.	62,227	1,552,564
		3,370,365
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	63,808	811,638
TOTAL UTILITIES		4,182,003
TOTAL COMMON STOCKS (Cost $138,872,459)		125,056,521
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.20% (b) (Cost $3,251,404)	3,251,404	3,251,404
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $142,123,863)	128,307,925
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(705,637)
NET ASSETS - 100%	$ 127,602,288
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,863
Fidelity Securities Lending Cash Central Fund	5,172
Total	$ 8,035
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,478,110	$ 12,993,281	$ 484,829	$ -
Consumer Staples	9,226,968	9,025,035	201,933	-
Energy	13,827,561	13,827,561	-	-
Financials	32,807,754	32,804,772	2,982	-
Health Care	14,612,866	14,612,866	-	-
Industrials	13,392,595	13,392,595	-	-
Information Technology	12,942,868	12,942,868	-	-
Materials	5,973,984	5,371,141	602,843	-
Telecommunication Services	4,611,812	4,491,065	120,747	-
Utilities	4,182,003	4,182,003	-	-
Money Market Funds	3,251,404	3,251,404	-	-
Total Investments in Securities:	$ 128,307,925	$ 126,894,591	$ 1,413,334	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $24,662,354 of which $9,078,392 and $15,583,962 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $138,872,459)	$ 125,056,521
Fidelity Central Funds (cost $3,251,404)	3,251,404
Total Investments (cost $142,123,863)		$ 128,307,925
Foreign currency held at value (cost $1,444)		1,446
Receivable for investments sold		3,737,097
Receivable for fund shares sold		97,576
Dividends receivable		113,507
Distributions receivable from Fidelity Central Funds		967
Other receivables		1,838
Total assets		132,260,356

Liabilities
Payable to custodian bank	$ 97
Payable for investments purchased	4,176,668
Payable for fund shares redeemed	345,793
Accrued management fee	62,958
Distribution fees payable	2,243
Other affiliated payables	15,869
Other payables and accrued expenses	54,440
Total liabilities		4,658,068

Net Assets		$ 127,602,288
Net Assets consist of:
Paid in capital		$ 165,058,270
Undistributed net investment income		315,904
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,955,595)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,816,291)
Net Assets		$ 127,602,288

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($63,153,809 ÷ 6,969,377 shares)	$ 9.06

Service Class: Net Asset Value, offering price and redemption price per share ($222,572 ÷ 24,592 shares)	$ 9.05

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,937,817 ÷ 1,108,176 shares)	$ 8.97

Investor Class: Net Asset Value, offering price and redemption price per share ($54,288,090 ÷ 5,997,861 shares)	$ 9.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 870,560
Interest		2,317
Income from Fidelity Central Funds		8,035
Total income		880,912

Expenses
Management fee	$ 383,627
Transfer agent fees	79,650
Distribution fees	12,463
Accounting and security lending fees	26,905
Custodian fees and expenses	32,550
Independent trustees' compensation	371
Audit	26,315
Legal	260
Miscellaneous	5,834
Total expenses before reductions	567,975
Expense reductions	(2,831)	565,144
Net investment income (loss)		315,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,678,590
Foreign currency transactions	29,376
Total net realized gain (loss)		2,707,966
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $56)	(9,681,592)
Assets and liabilities in foreign currencies	(391)
Total change in net unrealized appreciation (depreciation)		(9,681,983)
Net gain (loss)		(6,974,017)
Net increase (decrease) in net assets resulting from operations		$ (6,658,249)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 315,768	$ 888,333
Net realized gain (loss)	2,707,966	(11,420,401)
Change in net unrealized appreciation (depreciation)	(9,681,983)	47,255,164
Net increase (decrease) in net assets resulting from operations	(6,658,249)	36,723,096
Distributions to shareholders from net investment income	-	(908,042)
Share transactions - net increase (decrease)	5,154,580	10,552,112
Total increase (decrease) in net assets	(1,503,669)	46,367,166

Net Assets
Beginning of period	129,105,957	82,738,791
End of period (including undistributed net investment income of $315,904 and undistributed net investment income of $136, respectively)	$ 127,602,288	$ 129,105,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.47	$ 6.69	$ 13.10	$ 14.28	$ 12.63	$ 11.97
Income from Investment Operations
Net investment income (loss) E	.03	.07	.13	.10	.16	.15
Net realized and unrealized gain (loss)	(.44)	2.78	(6.07)	.22	1.70	.58
Total from investment operations	(.41)	2.85	(5.94)	.32	1.86	.73
Distributions from net investment income	-	(.07)	(.10)	(.09)	(.13)	(.07)
Distributions from net realized gain	-	-	(.37)	(1.41)	(.08)	-
Total distributions	-	(.07)	(.47)	(1.50) I	(.21)	(.07)
Net asset value, end of period	$ 9.06	$ 9.47	$ 6.69	$ 13.10	$ 14.28	$ 12.63
Total Return B, C, D	(4.33)%	42.66%	(46.50)%	2.02%	14.75%	6.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.77% A	.80%	.79%	.77%	.88%	1.19%
Expenses net of fee waivers, if any	.77% A	.80%	.79%	.77%	.85%	.85%
Expenses net of all reductions	.77% A	.80%	.79%	.77%	.84%	.78%
Net investment income (loss)	.51% A	.95%	1.25%	.68%	1.16%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,154	$ 64,198	$ 41,306	$ 52,544	$ 35,416	$ 18,478
Portfolio turnover rate G	248% A	73%	53%	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.50 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 6.69	$ 13.06	$ 14.24	$ 12.60	$ 11.93
Income from Investment Operations
Net investment income (loss) E	.02	.06	.13	.09	.14	.13
Net realized and unrealized gain (loss)	(.43)	2.77	(6.05)	.21	1.69	.60
Total from investment operations	(.41)	2.83	(5.92)	.30	1.83	.73
Distributions from net investment income	-	(.06)	(.08)	(.08)	(.11)	(.06)
Distributions from net realized gain	-	-	(.37)	(1.41)	(.08)	-
Total distributions	-	(.06)	(.45)	(1.48) I	(.19)	(.06)
Net asset value, end of period	$ 9.05	$ 9.46	$ 6.69	$ 13.06	$ 14.24	$ 12.60
Total Return B, C, D	(4.33)%	42.35%	(46.49)%	1.92%	14.56%	6.08%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.91%	.88%	.86%	.96%	1.60%
Expenses net of fee waivers, if any	.86% A	.91%	.88%	.86%	.95%	.97%
Expenses net of all reductions	.86% A	.90%	.88%	.86%	.94%	.90%
Net investment income (loss)	.43% A	.84%	1.17%	.60%	1.06%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223	$ 251	$ 293	$ 958	$ 1,017	$ 1,232
Portfolio turnover rate G	248% A	73%	53%	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.48 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 9.38	$ 6.63	$ 12.97	$ 14.14	$ 12.53	$ 11.87
Income from Investment Operations
Net investment income (loss) E	.01	.05	.11	.06	.12	.11
Net realized and unrealized gain (loss)	(.42)	2.75	(6.01)	.23	1.67	.59
Total from investment operations	(.41)	2.80	(5.90)	.29	1.79	.70
Distributions from net investment income	-	(.05)	(.07)	(.06)	(.10)	(.04)
Distributions from net realized gain	-	-	(.37)	(1.41)	(.08)	-
Total distributions	-	(.05)	(.44)	(1.46) I	(.18)	(.04)
Net asset value, end of period	$ 8.97	$ 9.38	$ 6.63	$ 12.97	$ 14.14	$ 12.53
Total Return B, C, D	(4.37)%	42.32%	(46.68)%	1.86%	14.32%	5.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.05%	1.04%	1.02%	1.15%	1.76%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.04%	1.02%	1.10%	1.11%
Expenses net of all reductions	1.02% A	1.05%	1.04%	1.02%	1.09%	1.05%
Net investment income (loss)	.26% A	.70%	1.01%	.43%	.91%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,938	$ 8,277	$ 4,941	$ 11,081	$ 7,803	$ 5,262
Portfolio turnover rate G	248% A	73%	53%	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Total distributions of $1.46 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $1.405 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.46	$ 6.69	$ 13.09	$ 14.26	$ 12.63	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.02	.07	.12	.08	.14	.06
Net realized and unrealized gain (loss)	(.43)	2.77	(6.06)	.23	1.69	.40
Total from investment operations	(.41)	2.84	(5.94)	.31	1.83	.46
Distributions from net investment income	-	(.07)	(.09)	(.08)	(.12)	(.06)
Distributions from net realized gain	-	-	(.37)	(1.41)	(.08)	-
Total distributions	-	(.07)	(.46)	(1.48) J	(.20)	(.06)
Net asset value, end of period	$ 9.05	$ 9.46	$ 6.69	$ 13.09	$ 14.26	$ 12.63
Total Return B, C, D	(4.33)%	42.41%	(46.53)%	1.99%	14.49%	3.77%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.89%	.87%	.88%	.99%	1.27% A
Expenses net of fee waivers, if any	.85% A	.89%	.87%	.88%	.99%	1.00% A
Expenses net of all reductions	.85% A	.88%	.87%	.88%	.98%	.93% A
Net investment income (loss)	.43% A	.86%	1.17%	.58%	1.01%	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,288	$ 56,380	$ 36,199	$ 61,052	$ 37,239	$ 11,034
Portfolio turnover rate G	248% A	73%	53%	52%	263%	181%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $1.48 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $1.405 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,630,845
Gross unrealized depreciation	(20,300,441)
Net unrealized appreciation (depreciation)	$ (14,669,596)

Tax cost	$ 142,977,521

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $167,439,950 and $163,873,268, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 127
Service Class 2	12,336
$ 12,463

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 27,532
Service Class	85
Service Class 2	3,942
Investor Class	48,091
$ 79,650

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,914 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $260 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,172.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,831 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Initial Class	$ -	$ 478,243
Service Class	-	1,636
Service Class 2	-	47,870
Investor Class	-	380,293
Total	$ -	$ 908,042

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Initial Class
Shares sold	1,468,419	2,751,446	$ 14,663,816	$ 21,075,692
Reinvestment of distributions	-	51,811	-	478,243
Shares redeemed	(1,280,455)	(2,194,877)	(12,529,392)	(16,803,915)
Net increase (decrease)	187,964	608,380	$ 2,134,424	$ 4,750,020
Service Class
Shares sold	-	1,781	$ -	$ 15,343
Reinvestment of distributions	-	180	-	1,636
Shares redeemed	(1,920)	(19,214)	(18,414)	(127,485)
Net increase (decrease)	(1,920)	(17,253)	$ (18,414)	$ (110,506)
Service Class 2
Shares sold	381,059	426,973	$ 3,871,478	$ 3,212,958
Reinvestment of distributions	-	5,254	-	47,870
Shares redeemed	(155,257)	(294,560)	(1,498,093)	(2,309,735)
Net increase (decrease)	225,802	137,667	$ 2,373,385	$ 951,093
Investor Class
Shares sold	993,468	2,278,184	$ 10,022,993	$ 17,900,905
Reinvestment of distributions	-	41,298	-	380,293
Shares redeemed	(955,625)	(1,772,319)	(9,357,808)	(13,319,693)
Net increase (decrease)	37,843	547,163	$ 665,185	$ 4,961,505

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP Freedom 2020 was the owner of record of approximately 16% of the total outstanding shares of the Fund. The VIP Freedom Funds, VIP Freedom Lifetime Funds and VIP Investor Freedom Funds were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund. FMR or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0810
1.761034.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 23, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 23, 2010